As filed with the Securities and Exchange Commission on January 28, 2014

Securities Act File (No. 333-153445)

Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 62	☒
and/or
REGISTRATION STATEMENT	☒
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 64	☒
(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant Specified in Charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (203) 742-3600

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on January 28, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

AQR Funds Prospectus

January 29, 2014

Class I Shares, Class N Shares and Class L Shares

AQR CORE EQUITY FUNDS
AQR Core Equity Fund
AQR Small Cap Core Equity Fund
AQR International Core Equity Fund
AQR MOMENTUM FUNDS
AQR Momentum Fund
AQR Small Cap Momentum Fund
AQR International Momentum Fund
AQR Tax-Managed Momentum Fund
AQR Tax-Managed Small Cap Momentum Fund
AQR Tax-Managed International Momentum Fund
AQR DEFENSIVE EQUITY FUNDS
AQR U.S. Defensive Equity Fund
AQR International Defensive Equity Fund
AQR Emerging Defensive Equity Fund
AQR INTERNATIONAL AND GLOBAL EQUITY FUNDS
AQR Global Equity Fund
AQR International Equity Fund

This prospectus contains important information about each Fund, including its investment objective, fees and expenses. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates to the Class I Shares, Class N Shares and Class L Shares of each Fund.

Fund	Class	Ticker Symbol
AQR Core Equity Fund	L	QCELX
	N	QCENX
AQR Small Cap Core Equity Fund	L	QSMLX
	N	QSMNX
AQR International Core Equity Fund	L	QICLX
	N	QICNX
AQR Momentum Fund	L	AMOMX
	N	AMONX
AQR Small Cap Momentum Fund	L	ASMOX
	N	ASMNX
AQR International Momentum Fund	L	AIMOX
	N	AIONX
AQR Tax-Managed Momentum Fund	L	ATMOX
	N	ATMNX
AQR Tax-Managed Small Cap Momentum Fund	L	ATSMX
	N	ATSNX
AQR Tax-Managed International Momentum Fund	L	ATIMX
	N	ATNNX
AQR U.S. Defensive Equity Fund	I	AUEIX
	N	AUENX
AQR International Defensive Equity Fund	I	ANDIX
	N	ANDNX

Fund	Class	Ticker Symbol
AQR Emerging Defensive Equity Fund	I	AZEIX
	N	AZENX
AQR Global Equity Fund	I	AQGIX
	N	AQGNX
AQR International Equity Fund	I	AQIIX
	N	AQINX

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. In addition, your investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in any of the Funds. The likelihood of loss may be greater if you invest for a shorter period of time.

AQR Core Equity Fund
Fund Summary – January 29, 2014
Ticker: Class L/QCELX – Class N/QCENX
Investment Objective
The AQR Core Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class L	Class N
Management Fee	0.30%	0.30%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	1.50%	3.75%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	1.84%	4.34%
Less: Fee Waivers and/or Expense Reimbursements[1]	1.26%	3.51%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.58%	0.83%

[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.54% for Class L Shares and 0.79% for Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through April 30, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through April 30, 2015, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L Shares	$59	$423	$ 846	$2,027
Class N Shares	$85	$908	$1,838	$4,218

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period of March 26, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 233% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts).
In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and a stable business. Companies are considered to be good value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universeat the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in good business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.
The Fund generally invests in large- and mid-cap U.S. companies and the Adviser generally considers large- and mid-cap U.S. companies to be those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase.

AQR Funds	2	Prospectus

The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted market capitalization of the security and the Adviser’s assessment of attractiveness of the security based on each factor described above. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e., greater liquidity). The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each equity instrument.
The Fund invests primarily in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.
Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.
Counterparty Risk: The Fund may enter into various types of derivative contracts.  These derivative contracts may be privately negotiated in the over-the-counter market.  These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.
Derivatives Risk: In general, a derivative contract typically involves leverage,i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
High Portfolio Turnover Risk: To the extent that the Fund makes invesments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and may cause higher levels of current tax liability to shareholders in the Fund.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.
Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

AQR Funds	3	Prospectus

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.
New Fund Risk: The Fund is newly-formed. Accordingly, investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.
Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.
Performance Information
Performance history will be available for the Fund after it has been in operation for a full calendar year. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.
Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Jacques A. Friedman, M.S.	March 26, 2013	Principal of the Adviser
Ronen Israel, M.A.	March 26, 2013	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 61 of the Prospectus.

AQR Funds	4	Prospectus

AQR Small Cap Core Equity Fund
Fund Summary – January 29, 2014
Ticker: Class L/QSMLX – Class N/QSMNX
Investment Objective
The AQR Small Cap Core Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class L	Class N
Management Fee	0.45%	0.45%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	5.39%	5.70%
Acquired Fund Fees and Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses	6.02%	6.58%
Less: Fee Waivers and/or Expense Reimbursements[1]	5.09%	5.40%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.93%	1.18%

[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.75% for Class L Shares and 1.00% for Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through April 30, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through April 30, 2015, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L Shares	$ 95	$1,213	$2,444	$5,413
Class N Shares	$120	$1,338	$2,658	$5,782

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period of March 26, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts) of small cap companies.
In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and a stable business. Companies are considered to be good value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universeat the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in good business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.
The Fund generally invests in small cap U.S. companies and the Adviser generallyconsiders small cap U.S. companies to be those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase.

AQR Funds	5	Prospectus

The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted market capitalization of the security and the Adviser’s assessment of attractiveness of the security based on each factor described above. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e., greater liquidity). The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each equity instrument.
The Fund invests primarily in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.
Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.
Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market.  These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.
Derivatives Risk: In general, a derivative contract typically involves leverage,i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
High Portfolio Turnover Risk: To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and may cause higher levels of current tax liability to shareholders in the Fund.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

AQR Funds	6	Prospectus

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.
New Fund Risk: The Fund is newly-formed. Accordingly, investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.
Small Cap Securities Risk: The Fund will invest its assets in the stocks of companies with smaller market capitalizations. While the Adviser believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.
Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.
Performance Information
Performance history will be available for the Fund after it has been in operation for a full calendar year. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.
Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Jacques A. Friedman, M.S.	March 26, 2013	Principal of the Adviser
Ronen Israel, M.A.	March 26, 2013	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 61 of the Prospectus.

AQR Funds	7	Prospectus

AQR International Core Equity Fund
Fund Summary – January 29, 2014
Ticker: Class L/QICLX – Class N/QICNX
Investment Objective
The AQR International Core Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class L	Class N
Management Fee	0.40%	0.40%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	1.76%	3.45%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	2.19%	4.13%
Less: Fee Waivers and/or Expense Reimbursements[1]	1.46%	3.15%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.73%	0.98%

[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.70% for Class L Shares and 0.95% for Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through April 30, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through April 30, 2015, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L Shares	$ 75	$506	$1,005	$2,378
Class N Shares	$100	$889	$1,777	$4,068

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period of March 26, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 218% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts) of non-U.S. companies.
In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and a stable business. Companies are considered to be good value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in good business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.
The Fund will generally invest in developed markets outside of the U.S. As of the date of this Prospectus, the Adviser considers the following 19 countries to be developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. This list is subject to change from time to time in the discretion of the Adviser.

AQR Funds	8	Prospectus

The Fund generally invests in large cap companies and the Adviser generally considers large cap companies to be those companies that are in the top 85% of the float-adjusted market capitalization of all eligible securities in each of the major developed regions: Asia, Australia, Canada, Europe ex United Kingdom, and the United Kingdom provided, however, that this threshold may vary based on market opportunities in particular markets. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e., greater liquidity). Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.
The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted market capitalization of the security and the Adviser’s assessment of attractiveness of the security based on each factor described above. The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each equity instrument.
The Fund invests primarily in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.
Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.
Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market.  These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.
Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.
Derivatives Risk: In general, a derivative contract typically involves leverage,i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, swaps and forward foreign currency contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
•	The Fund generally holds its foreign instruments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

AQR Funds	9	Prospectus

Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
High Portfolio Turnover Risk: To the extent that the Fund makes invesments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and may cause higher levels of current tax liability to shareholders in the Fund.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Manager Risk: If the Fund’s portfolio managers make poor investment decisions, including a failure to identify quality companies, it will negatively affect the Fund’s investment performance.
Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.
New Fund Risk: The Fund is newly-formed. Accordingly, investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.
Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.
Performance Information
Performance history will be available for the Fund after it has been in operation for a full calendar year. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.
Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.

AQR Funds	10	Prospectus

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Jacques A. Friedman, M.S.	March 26, 2013	Principal of the Adviser
Ronen Israel, M.A.	March 26, 2013	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 61 of the Prospectus.

AQR Funds	11	Prospectus

AQR Momentum Fund

Fund Summary – January 29, 2014
Ticker: Class L/AMOMX – Class N/AMONX

Investment Objective
The AQR Momentum Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class L	Class N
Management Fee	0.25%	0.25%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	0.30%	0.33%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.56%	0.84%
Less: Fee Waivers and/or Expense Reimbursements[1]	0.06%	0.09%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.50%	0.75%

[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.49% for Class L Shares and 0.74% for the Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through January 28, 2015, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L Shares	$51	$173	$307	$ 696
Class N Shares	$77	$259	$457	$1,029

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depositary receipts) of large and mid-cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time.
As of the date of this Prospectus, the Adviser generally considers large-and mid-cap U.S. companies to be those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase.

The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e., greater liquidity).

AQR Funds	12	Prospectus

Funds using momentum strategies typically have high portfolio turnover. In light of this, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser will seek to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low.
The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.
Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
High Portfolio Turnover Risk: To the extent that the Fund makes invesments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and may cause higher levels of current tax liability to shareholders in the Fund.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange -traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

AQR Funds	13	Prospectus

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Performance Information
The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.

The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.

Class L Shares—Total Returns
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
15.22% (3Q10)	-18.19% (3Q11)

Average Annual Total Returns as of December 31, 2013
The following table compares the Fund’s average annual total returns for Class L Shares and Class N Shares as of December 31, 2013 to the Russell 1000® Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Since Inception
AQR Momentum Fund— Class L*
Return Before Taxes	35.15%	20.45%
Return After Taxes on Distributions	33.36%	19.70%
Return After Taxes on Distributions and Sale of Fund Shares	20.82%	16.41%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	33.11%	20.91%
AQR Momentum Fund — Class N*
Return Before Taxes	34.88%	33.63%
Russell 1000® Index(reflects no deductions for fees, expenses or taxes)	33.11%	32.99%

*The inception dates for the Class L Shares and Class N Shares were July 9, 2009 and December 17, 2012, respectively.
After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class L Shares only. After-tax returns for other classes will vary.

Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.

AQR Funds	14	Prospectus

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Jacques A. Friedman, M.S.	July 9, 2009	Principal of the Adviser
Ronen Israel, M.A.	July 9, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	July 9, 2009	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 61 of the Prospectus.

AQR Funds	15	Prospectus

AQR Small Cap Momentum Fund

Fund Summary – January 29, 2014

Ticker: Class L/ASMOX – Class N/ASMNX
Investment Objective
The AQR Small Cap Momentum Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class L	Class N
Management Fee	0.35%	0.35%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	0.33%	4.22%
Acquired Fund Fees and Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	0.80%	4.94%
Less: Fee Waivers and/or Expense Reimbursements[1]	0.03%	3.92%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.77%	1.02%

[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.65% for Class L Shares and 0.90% for the Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through January 28, 2015, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L Shares	$ 79	$ 252	$ 441	$ 987
Class N Shares	$104	$1,132	$2,161	$4,739

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time.
Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small cap U.S. companies. As of the date of this Prospectus, the Adviser  considers small cap U.S. companies to be those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase.

The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the

AQR Funds	16	Prospectus

shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e. greater liquidity).
Funds using momentum strategies typically have high portfolio turnover. In light of this, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser will seek to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low.
The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.
Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
High Portfolio Turnover Risk: To the extent that the Fund makes invesments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and may cause higher levels of current tax liability to shareholders in the Fund.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange -traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

AQR Funds	17	Prospectus

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.
Small Cap Securities Risk: The Fund may invest its assets in the stocks of companies with smaller market capitalizations. While the Adviser believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Performance Information
The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.

The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.

Class L Shares—Total Returns
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
17.75% (4Q11)	-23.72% (3Q11)

Average Annual Total Returns as of December 31, 2013
The following table compares the Fund’s average annual total returns for Class L Shares and Class N Shares as of December 31, 2013 to the Russell 2000® Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Since Inception
AQR Small Cap Momentum Fund— Class L*
Return Before Taxes	44.67%	23.87%
Return After Taxes on Distributions	41.91%	22.58%
Return After Taxes on Distributions and Sale of Fund Shares	26.26%	18.99%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	38.82%	23.54%
AQR Small Cap Momentum Fund — Class N*
Return Before Taxes	44.36%	45.31%
Russell 2000® Index(reflects no deductions for fees, expenses or taxes)	38.82%	41.38%

*The inception dates for the Class L Shares and Class N Shares were July 9, 2009 and December 17, 2012, respectively.
After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class L Shares only. After-tax returns for other classes will vary.

Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.

AQR Funds	18	Prospectus

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Jacques A. Friedman, M.S.	July 9, 2009	Principal of the Adviser
Ronen Israel, M.A.	July 9, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	July 9, 2009	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 61 of the Prospectus.

AQR Funds	19	Prospectus

AQR International Momentum Fund

Fund Summary – January 29, 2014

Ticker: Class L/AIMOX – Class N/AIONX
Investment Objective
The AQR International Momentum Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class L	Class N
Management Fee	0.35%	0.35%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	0.38%	0.43%
Total Annual Fund Operating Expenses	0.73%	1.03%
Less: Fee Waivers and/or Expense Reimbursements[1]	0.08%	0.13%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.65%	0.90%

[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.65% for Class L Shares and 0.90% for the Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through January 28, 2015, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L Shares	$66	$225	$398	$ 899
Class N Shares	$92	$315	$556	$1,248

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time.

The Fund will generally invest in developed markets outside the U.S. As of the date of this Prospectus, the Adviser considers the following 19 countries to be developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. This list is subject to change from time to time. The Adviser considers the Fund’s universe to be those large cap companies that are in the top 85% of the market capitalization of all eligible securities in each of the major developed regions: Asia, Australia, Canada, Europe ex United Kingdom, and the United Kingdom provided, however, that this threshold may vary when taking into account transaction costs and taxes. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.

AQR Funds	20	Prospectus

The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e.less liquidity) are underweighted comparative to securities with greater float (i.e.greater liquidity).
Funds using momentum strategies typically have high portfolio turnover. In light of this, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser will seek to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low.
The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, swaps and forward foreign currency contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
•	The Fund generally holds its foreign instruments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

AQR Funds	21	Prospectus

Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
High Portfolio Turnover Risk: To the extent that the Fund makes invesments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and may cause higher levels of current tax liability to shareholders in the Fund.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange -traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Performance Information
The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.

The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.

AQR Funds	22	Prospectus

Class L Shares—Total Returns
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
20.21% (3Q10)	-23.88% (3Q11)

Average Annual Total Returns as of December 31, 2013
The following table compares the Fund’s average annual total returns for Class L Shares and Class N Shares as of December 31, 2013 to the MSCI World ex-USA Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Since Inception
AQR International Momentum Fund— Class L*
Return Before Taxes	22.19%	13.06%
Return After Taxes on Distributions	21.78%	12.54%
Return After Taxes on Distributions and Sale of Fund Shares	12.97%	10.35%
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	21.02%	12.73%
AQR International Momentum Fund — Class N*
Return Before Taxes	21.90%	22.18%
MSCI World ex-USA Index(reflects no deductions for fees, expenses or taxes)	21.02%	22.03%

*The inception dates for the Class L Shares and Class N Shares were July 9, 2009 and December 17, 2012, respectively.
After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class L Shares only. After-tax returns for other classes will vary.

Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Jacques A. Friedman, M.S.	July 9, 2009	Principal of the Adviser
Ronen Israel, M.A.	July 9, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	July 9, 2009	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 61 of the Prospectus.

AQR Funds	23	Prospectus

AQR Tax-Managed Momentum Fund

Fund Summary – January 29, 2014

Ticker: Class L/ATMOX – Class N/ATMNX
Investment Objective
The AQR Tax-Managed Momentum Fund (the “Fund”) seeks long-term after-tax capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class L	Class N
Management Fee	0.30%	0.30%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	1.11%	3.56%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.42%	4.12%
Less: Fee Waivers and/or Expense Reimbursements[1]	0.87%	3.32%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.55%	0.80%

[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.54% for Class L Shares and 0.79% for the Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through January 28, 2015, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L Shares	$56	$364	$ 693	$1,627
Class N Shares	$82	$948	$1,829	$4,102

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 178% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange -traded funds, equity index futures, and depositary receipts) of large and mid-cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe (as described below) at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time.

As of the date of this Prospectus, the Adviser generally considers large-and mid-cap U.S. companies to be those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase.

The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e., greater liquidity).

AQR Funds	24	Prospectus

When selecting securities for the portfolio, the Adviser also employs a tax management strategy which considers the potential impact of federal income tax on shareholders’ investment return. This tax management strategy is generally designed so investors receive lower distributions of realized capital gains than funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions. The techniques and strategies that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:
•	when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;
•	deferring realizations of net capital gains;
•	limiting portfolio turnover that may result in taxable gains;
•	limiting the purchase of high dividend yielding stocks to reduce dividend income;
•	choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

Funds using momentum strategies typically have high portfolio turnover. In light of this, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund).

In order to manage transaction costs and minimize adverse tax consequences, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low and to minimize federal income taxes on returns.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.
Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
High Portfolio Turnover Risk: To the extent that the Fund makes invesments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and may cause higher levels of current tax liability to shareholders in the Fund.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange -traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

AQR Funds	25	Prospectus

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Tax-Managed Investment Risk: Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. The tax-managed strategy may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. The Fund’s tax-sensitive investment strategy involves active management and the Fund can realize capital gains.
Performance Information

The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.
Class L Shares—Total Returns
The bar chart below provides the Fund’s performance for its first full calendar year.

Highest Quarterly Return	Lowest Quarterly Return
10.50% (4Q13)	3.46% (2Q13)

Average Annual Total Returns as of December 31, 2013
The following table compares the Fund’s average annual total returns for Class L Shares and Class N Shares as of December 31, 2013 to the Russell 1000® Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

AQR Funds	26	Prospectus

	One Year	Since Inception
AQR Tax-Managed Momentum Fund— Class L*
Return Before Taxes	35.02%	24.87%
Return After Taxes on Distributions	34.54%	24.33%
Return After Taxes on Distributions and Sale of Fund Shares	19.95%	19.26%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	33.11%	22.23%
AQR Tax-Managed Momentum Fund — Class N*
Return Before Taxes	34.58%	33.23%
Russell 1000® Index(reflects no deductions for fees, expenses or taxes)	33.11%	32.99%

*The inception dates for the Class L Shares and Class N Shares were January 27, 2012 and December 17, 2012, respectively.
After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class L Shares only. After-tax returns for other classes will vary.

Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 27, 2012	Managing and Founding Principal of the Adviser
Jacques A. Friedman, M.S.	January 27, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 27, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 27, 2012	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 61 of the Prospectus.

AQR Funds	27	Prospectus

AQR Tax-Managed Small Cap Momentum Fund

Fund Summary – January 29, 2014

Ticker: Class L/ATSMX – Class N/ATSNX
Investment Objective
The AQR Tax-Managed Small Cap Momentum Fund (the “Fund”) seeks long-term after-tax capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class L	Class N
Management Fee	0.40%	0.40%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	2.27%	4.40%
Acquired Fund Fees and Expenses	0.13%	0.13%
Total Annual Fund Operating Expenses	2.80%	5.18%
Less: Fee Waivers and/or Expense Reimbursements[1]	1.97%	4.10%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.83%	1.08%

[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.70% for Class L Shares and 0.95% for the Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through January 28, 2015, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L Shares	$ 85	$ 681	$1,304	$2,985
Class N Shares	$110	$1,185	$2,256	$4,916

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange -traded funds, equity index futures, and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe (as described below) at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time.

Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small cap U.S. companies. As of the date of this Prospectus, the Adviser  considers small cap U.S. companies to be those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase.

The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the

AQR Funds	28	Prospectus

shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e., greater liquidity).

When selecting securities for the portfolio, the Adviser also employs a tax management strategy which considers the potential impact of federal income tax on shareholders’ investment return. This tax management strategy is generally designed so investors receive lower distributions of realized capital gains than funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions. The techniques and strategies that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:
•	when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;
•	deferring realizations of net capital gains;
•	limiting portfolio turnover that may result in taxable gains;
•	limiting the purchase of high dividend yielding stocks to reduce dividend income;
•	choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

Funds using momentum strategies typically have high portfolio turnover. In light of this, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund).

In order to manage transaction costs and minimize adverse tax consequences, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low and to minimize federal income taxes on returns.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.
Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
High Portfolio Turnover Risk: To the extent that the Fund makes invesments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and may cause higher levels of current tax liability to shareholders in the Fund.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange -traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

AQR Funds	29	Prospectus

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.
Small Cap Securities Risk: The Fund may invest its assets in the stocks of companies with smaller market capitalizations. While the Adviser believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Tax-Managed Investment Risk: Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. The tax-managed strategy may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. The Fund’s tax-sensitive investment strategy involves active management and the Fund can realize capital gains.
Performance Information

The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.
Class L Shares—Total Returns
The bar chart below provides the Fund’s performance for its first full calendar year.

Highest Quarterly Return	Lowest Quarterly Return
14.44% (1Q13)	4.15% (2Q13)

AQR Funds	30	Prospectus

Average Annual Total Returns as of December 31, 2013
The following table compares the Fund’s average annual total returns for for Class L Shares and Class N Shares as of December 31, 2013 to the Russell 2000® Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Since Inception
AQR Tax-Managed Small Cap Momentum Fund— Class L*
Return Before Taxes	43.71%	28.58%
Return After Taxes on Distributions	42.78%	27.98%
Return After Taxes on Distributions and Sale of Fund Shares	24.94%	22.17%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	38.82%	23.28%
AQR Tax-Managed Small Cap Momentum Fund — Class N*
Return Before Taxes	43.22%	44.32%
Russell 2000® Index(reflects no deductions for fees, expenses or taxes)	38.82%	41.38%

*The inception dates for the Class L Shares and Class N Shares were January 27, 2012 and December 17, 2012, respectively.
After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class L Shares only. After-tax returns for other classes will vary.

Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 27, 2012	Managing and Founding Principal of the Adviser
Jacques A. Friedman, M.S.	January 27, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 27, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 27, 2012	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 61 of the Prospectus.

AQR Funds	31	Prospectus

AQR Tax-Managed International Momentum Fund

Fund Summary – January 29, 2014

Ticker: Class L/ATIMX – Class N/ATNNX
Investment Objective
The AQR Tax-Managed International Momentum Fund (the “Fund”) seeks long-term after-tax capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class L	Class N
Management Fee	0.40%	0.40%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	1.91%	4.35%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.33%	5.02%
Less: Fee Waivers and/or Expense Reimbursements[1]	1.61%	4.05%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.72%	0.97%

[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.70% for Class L Shares and 0.95% for the Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through January 28, 2015, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L Shares	$74	$ 573	$1,099	$2,541
Class N Shares	$99	$1,143	$2,187	$4,795

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange -traded funds, equity index futures, and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe (as described below) at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time.
The Fund will generally invest in developed markets outside the U.S. As of the date of this Prospectus, the Adviser considers the following 19 countries to be developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. This list is subject to change from time to time. The Adviser considers the Fund’s universe to be those large cap companies that make up the top 85% of the market capitalization of all eligible securities in each of the major developed regions—Asia, Australia, Canada, Europe ex United Kingdom, and the United Kingdom—provided, however, that this threshold may vary when taking into account transaction costs and taxes. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.

AQR Funds	32	Prospectus

The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e.less liquidity) are underweighted comparative to securities with greater float (i.e.greater liquidity).

When selecting securities for the portfolio, the Adviser also employs a tax management strategy which considers the potential impact of federal income tax on shareholders’ investment return. This tax management strategy is generally designed so investors receive lower distributions of realized capital gains than funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions. The techniques and strategies that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:
•	when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;
•	deferring realizations of net capital gains;
•	limiting portfolio turnover that may result in taxable gains;
•	limiting the purchase of high dividend yielding stocks to reduce dividend income;
•	choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

Funds using momentum strategies typically have high portfolio turnover. In light of this, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund).

In order to manage transaction costs and minimize adverse tax consequences, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low and to minimize federal income taxes on returns.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, swaps and forward foreign currency contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

AQR Funds	33	Prospectus

Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
•	The Fund generally holds its foreign instruments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
High Portfolio Turnover Risk: To the extent that the Fund makes invesments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and may cause higher levels of current tax liability to shareholders in the Fund.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange -traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

AQR Funds	34	Prospectus

Tax-Managed Investment Risk: Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. The tax-managed strategy may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. The Fund’s tax-sensitive investment strategy involves active management and the Fund can realize capital gains.
Performance Information

The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.
Class L Shares—Total Returns
The bar chart below provides the Fund’s performance for its first full calendar year.

Highest Quarterly Return	Lowest Quarterly Return
10.02% (3Q13)	-0.58% (2Q13)

Average Annual Total Returns as of December 31, 2013
The following table compares the Fund’s average annual total returns for Class L Shares and Class N Shares as of December 31, 2013 to the MSCI World ex-USA Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Since Inception
AQR Tax-Managed International Momentum Fund— Class L*
Return Before Taxes	23.10%	19.46%
Return After Taxes on Distributions	22.45%	19.00%
Return After Taxes on Distributions and Sale of Fund Shares	13.28%	15.10%
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	21.02%	15.90%
AQR Tax-Managed International Momentum Fund — Class N*
Return Before Taxes	22.76%	22.88%
MSCI World ex-USA Index(reflects no deductions for fees, expenses or taxes)	21.02%	22.03%

*The inception dates for the Class L Shares and Class N Shares were January 27, 2012 and December 17, 2012, respectively.
After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class L Shares only. After-tax returns for other classes will vary.

Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.

AQR Funds	35	Prospectus

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 27, 2012	Managing and Founding Principal of the Adviser
Jacques A. Friedman, M.S.	January 27, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 27, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 27, 2012	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 61 of the Prospectus.

AQR Funds	36	Prospectus

AQR U.S. Defensive Equity Fund
Fund Summary – January 29, 2014
Ticker: Class I/AUEIX – Class N/AUENX
Investment Objective
The AQR U.S. Defensive Equity Fund (the “Fund”) seeks total return.
Total return consists of capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee[1,2]	0.25%	0.25%
Distribution (12b-1) Fee	None	0.25%
Other Expenses[1,2]	0.53%	0.83%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	0.79%	1.34%
Less: Fee Waivers and/or Expense Reimbursements[3]	0.29%	0.59%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.50%	0.75%

[1]	The Management Fee and Other Expenses have been restated to reflect current fees. Effective January 29, 2014, (i) the Fund’s maximum Management Fee was reduced from 0.30% to 0.25% and breakpoints were removed and (ii) the Fund’s shareholder services fees were reduced from 0.25% to 0.15%.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee or Other Expenses.
[3]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.49% for Class I Shares and 0.74% for Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through January 28, 2015, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$51	$223	$410	$ 951
Class N Shares	$77	$366	$678	$1,561

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund pursues a “defensive” strategy, seeking to provide downside protection with upside potential through active stock selection, risk management and diversification.
 The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in Equity Instruments of U.S. issuers. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, depositary receipts and other derivative instruments where the reference asset is an equity security. The Fund can invest in companies of any size and may invest to a significant extent in small- and mid-cap companies from time to time in the discretion of the Adviser. Pending investment in Equity Instruments of U.S. issuers or for

AQR Funds	37	Prospectus

use as collateral to meet margin requirements, the Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Adviser. The Fund may invest in these securities without limit for temporary defensive purposes. There is no guarantee that the Fund’s objective will be met.
The Fund pursues a defensive strategy, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund expects to lag the performance of traditional U.S. equity funds when equity markets are rising, but to exceed the performance of traditional U.S. equity funds during equity market declines. To achieve this result, the Fund will be broadly diversified across companies and industries and will invest in companies that the Adviser has identified to have stable businesses with low leverage, low earnings-per-share variability and other measures of risk and high profitability. The Adviser believes that the stocks of these types of companies tend to be lower “beta” stocks and that lower “beta” stocks generally are less volatile than higher “beta” stocks (that is, their value has a lower sensitivity to fluctuations in the securities markets). The Adviser expects low “beta” stocks to produce higher risk-adjusted returns over a full market cycle than high “beta” stocks.
The Fund is actively managed and the Adviser will vary the Fund’s exposures to issuers and industries based on the Adviser’s evaluation of investment opportunities. In constructing the portfolio, the Adviser uses quantitative models, which combine active management to identify quality companies and statistical measures of risk to assure diversification by issuer and industry. The Adviser will use volatility and correlation forecasting and portfolio construction methodologies to manage the Fund. The Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers and industries will be determined using the quantitative models based on the Adviser’s determinations of risk and quality. The Fund bears the risk that the quantitative models used by the portfolio managers will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective. In managing the Fund’s portfolio, the Adviser may from time to time utilize certain tax management techniques, including but not limited to, realizing capital losses for the Fund to offset capital gains, deferring the realization of the Fund’s net capital gains, and selecting tax lots of securities with a higher tax basis to reduce tax liability when selling securities.
The Fund makes use of derivative instruments, which may be used for hedging purposes and to enhance returns. The Fund may use derivatives as a substitute for investing in conventional securities and for investment purposes to increase its economic exposure to a particular security, currency or index in a cost effective manner. The Fund’s use of derivatives such as futures contracts and certain other Equity Instruments (that are derivative instruments) will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying an Equity Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Equity Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset and may cause the Fund’s NAV to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset through an Equity Instrument providing leveraged exposure to the asset and that Equity Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Equity Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Equity Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.
The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Equity Instrument. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.
Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.
Counterparty Risk: The Fund may enter into various types of derivative contracts.  These derivative contracts may be privately negotiated in the over-the-counter market.  These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.
Derivatives Risk: In general, a derivative contract typically involves leverage,i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

AQR Funds	38	Prospectus

Futures Contract Risk: The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
High Portfolio Turnover Risk: To the extent that the Fund makes invesments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and may cause higher levels of current tax liability to shareholders in the Fund.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.
Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.
Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
Small Cap Securities Risk: Investments in the stocks of companies with smaller market capitalizations involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.
Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

AQR Funds	39	Prospectus

Performance Information
The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.
Class I Shares—Total Returns
The bar chart below provides the Fund’s performance for its first full calendar year.
Highest Quarterly Return	Lowest Quarterly Return
12.40% (1Q13)	2.28% (2Q13)

Average Annual Total Returns as of December 31, 2013
The following table compares the Fund’s average annual total returns for for Class I Shares and Class N Shares as of December 31, 2013 to the Russell 1000® Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.
	One Year	Since Inception (July 9, 2012)
AQR U.S. Defensive Equity Fund—Class I
Return Before Taxes	30.28%	21.46%
Return After Taxes on Distributions	29.93%	21.12%
Return After Taxes on Distributions and Sale of Fund Shares	17.32%	16.48%
AQR U.S. Defensive Equity Fund—Class N
Return Before Taxes	30.11%	21.23%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	33.11%	27.04%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Jacques A. Friedman, M.S.	July 9, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	July 9, 2012	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 9, 2012	Vice President of the Adviser
Hoon Kim, Ph.D., M.B.A., CFA	July 9, 2012	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 61 of the Prospectus.

AQR Funds	40	Prospectus

AQR International Defensive Equity Fund
Fund Summary – January 29, 2014
Ticker: Class I/ANDIX – Class N/ANDNX
Investment Objective
The AQR International Defensive Equity Fund (the “Fund”) seeks total return.
Total return consists of capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee[1,2]	0.35%	0.35%
Distribution (12b-1) Fee	None	0.25%
Other Expenses[1,2]	1.51%	3.40%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses[2]	1.89%	4.03%
Less: Fee Waivers and/or Expense Reimbursements[3]	1.21%	3.10%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.68%	0.93%

[1]	The Management Fee and Other Expenses have been restated to reflect current fees. Effective January 29, 2014, (i) the Fund’s maximum Management Fee was reduced from 0.40% to 0.35% and breakpoints were removed and (ii) the Fund’s shareholder services fees were reduced from 0.25% to 0.15%.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee or Other Expenses.
[3]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.65% for Class I Shares and 0.90% for Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through January 28, 2015, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$69	$476	$ 909	$2,113
Class N Shares	$95	$942	$1,805	$4,038

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund pursues a “defensive” strategy, seeking to provide downside protection with upside potential through active stock selection, risk management and diversification.
The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in Equity Instruments of International Issuers. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, depositary receipts and other derivative instruments where the reference asset is an equity security. An issuer will be considered an International Issuer if it is organized, domiciled, or has a principal place of business in a country that is part of the MSCI World ex-USA Index,or if an instrument provides exposure to the

AQR Funds	41	Prospectus

change in value of a company that meets that definition. However, the Fund may also invest in issuers organized, domiciled, or with a principal place of business in other countries if the Adviser considers it advisable to achieve the Fund’s investment objective. The Fund can invest in companies of any size and may invest to a significant extent in small- and mid-cap companies from time to time in the discretion of the Adviser. Pending investment in Equity Instruments of International Issuers or for use as collateral to meet margin requirements, the Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Adviser. The Fund may invest in these securities without limit for temporary defensive purposes. There is no guarantee that the Fund’s objective will be met.
The Fund also engages in currency transactions with counterparties primarily in order to hedge against a decline in the value of portfolio holdings denominated in particular currencies and to provide temporary exposure to a particular currency in lieu of leaving cash inflows uninvested. Currency transactions include forward currency contracts and exchange listed currency futures. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund seeks to diversify currency exposures and to avoid the risk of high exposures to any one currency, including U.S. dollars.
The Fund pursues a defensive strategy, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund expects to lag the performance of traditional international equity funds when these markets are rising, but to exceed the performance of traditional international equity funds during international equity market declines. To achieve this result, the Fund will be broadly diversified across companies, industries and countries and will invest in companies that the Adviser has identified to have stable businesses with low leverage, low earnings-per-share variability and other measures of risk and high profitability. The Adviser believes that the stocks of these types of companies tend to be lower “beta” stocks and that lower “beta” stocks generally are less volatile than higher “beta” stocks (that is, their value has a lower sensitivity to fluctuations in the securities markets). The Adviser expects low “beta” stocks to produce higher risk-adjusted returns over a full market cycle than high “beta” stocks.
The Fund is actively managed and the Adviser will vary the Fund’s exposures to issuers, industries, countries and currencies based on the Adviser’s evaluation of investment opportunities within and across markets. In constructing the portfolio, the Adviser uses quantitative models, which combine active management to identify quality companies and statistical measures of risk to assure diversification by issuer, country, currency and industry. The Adviser will use volatility and correlation forecasting and portfolio construction methodologies to manage the Fund. The Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers, industries, countries or currencies will be determined using the quantitative models based on the Adviser’s determinations of risk and quality. The Fund bears the risk that the quantitative models used by the portfolio managers will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective. In managing the Fund’s portfolio, the Adviser may from time to time utilize certain tax management techniques, including but not limited to, realizing capital losses for the Fund to offset capital gains, deferring the realization of the Fund’s net capital gains, and selecting tax lots of securities with a higher tax basis to reduce tax liability when selling securities.
The Fund makes use of derivative instruments, which may be used for hedging purposes and to enhance returns. The Fund may use derivatives as a substitute for investing in conventional securities and for investment purposes to increase its economic exposure to a particular security, currency or index in a cost effective manner. The Fund’s use of derivatives such as futures contracts, forward contracts and certain other Equity Instruments (that are derivative instruments) will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying an Equity Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Equity Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset and may cause the Fund’s NAV to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset through an Equity Instrument providing leveraged exposure to the asset and that Equity Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Equity Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Equity Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.
The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Equity Instrument. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.
Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.
Counterparty Risk: The Fund may enter into various types of derivative contracts.  These derivative contracts may be privately negotiated in the over-the-counter market.  These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the

AQR Funds	42	Prospectus

Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.
Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.
Derivatives Risk: In general, a derivative contract typically involves leverage,i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts and forward contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
•	The Fund generally holds its foreign investments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
High Portfolio Turnover Risk: To the extent that the Fund makes invesments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and may cause higher levels of current tax liability to shareholders in the Fund.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward contracts and other derivative instruments. The futures contracts, forward contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund

AQR Funds	43	Prospectus

uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.
Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.
Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
Small Cap Securities Risk: Investments in the stocks of companies with smaller market capitalizations involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.
Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.
Class I Shares—Total Returns
The bar chart below provides the Fund’s performance for its first full calendar year.
Highest Quarterly Return	Lowest Quarterly Return
7.90% (3Q13)	-4.26% (2Q13)

Average Annual Total Returns as of December 31, 2013
The following table compares the Fund’s average annual total returns for Class I and Class N Shares as of December 31, 2013 to the MSCI World ex-USA Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

AQR Funds	44	Prospectus

	One Year	Since Inception (July 9, 2012)
AQR International Defensive Equity Fund—Class I
Return Before Taxes	14.64%	15.31%
Return After Taxes on Distributions	13.87%	14.69%
Return After Taxes on Distributions and Sale of Fund Shares	8.69%	11.72%
AQR International Defensive Equity Fund—Class N
Return Before Taxes	14.33%	15.05%
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	21.02%	25.10%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Jacques A. Friedman, M.S.	July 9, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	July 9, 2012	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 9, 2012	Vice President of the Adviser
Hoon Kim, Ph.D., M.B.A., CFA	July 9, 2012	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 61 of the Prospectus.

AQR Funds	45	Prospectus

AQR Emerging Defensive Equity Fund
Fund Summary – January 29, 2014
Ticker: Class I/AZEIX – Class N/AZENX
Investment Objective
The AQR Emerging Defensive Equity Fund (the “Fund”) seeks total return.
Total return consists of capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee[1,2]	0.55%	0.55%
Distribution (12b-1) Fee	None	0.25%
Other Expenses[1,2]	1.38%	2.55%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses[2]	1.98%	3.40%
Less: Fee Waivers and/or Expense Reimbursements[3]	1.03%	2.20%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.95%	1.20%

1The Management Fee and Other Expenses have been restated to reflect current fees. Effective January 29, 2014, (i) the Fund’s maximum Management Fee was reduced from 0.60% to 0.55% and breakpoints were removed and (ii) the Fund’s shareholder services fees were reduced from 0.25% to 0.15%.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee or Other Expenses.
[3]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.90% for Class I Shares and 1.15% for Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through January 28, 2015, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$ 97	$521	$ 972	$2,223
Class N Shares	$122	$839	$1,580	$3,537

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 181% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund pursues a “defensive” strategy, seeking to provide downside protection with upside potential through active stock selection, risk management and diversification.
The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in Equity Instruments of Emerging Markets Issuers. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, depositary receipts and other derivative instruments where the reference asset is an equity security. An issuer will be considered an Emerging Markets Issuer if it is organized, domiciled, or has a principal place of business in a country that is part of the MSCI Emerging Markets Index, or if an instrument provides exposure to the change in value of a company that meets that definition. However, the Fund may also invest in issuers organized, domiciled, or with

AQR Funds	46	Prospectus

a principal place of business in other countries if the Adviser considers it advisable to achieve the Fund’s investment objective. The Fund can invest in companies of any size and may invest to a significant extent in small- and mid-cap companies from time to time in the discretion of the Adviser. Pending investment in Equity Instruments of Emerging Markets Issuers or for use as collateral to meet margin requirements, the Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Adviser. The Fund may invest in these securities without limit for temporary defensive purposes. There is no guarantee that the Fund’s objective will be met.
The Fund also engages in currency transactions with counterparties primarily in order to hedge against a decline in the value of portfolio holdings denominated in particular currencies and to provide temporary exposure to a particular currency in lieu of leaving cash inflows uninvested. Currency transactions include forward currency contracts and exchange listed currency futures. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund seeks to diversify currency exposures and to avoid the risk of high exposures to any one currency, including U.S. dollars.
The Fund pursues a defensive strategy, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund expects to lag the performance of traditional emerging markets equity funds when these markets are rising, but to exceed the performance of traditional emerging markets equity funds during emerging equity market declines. To achieve this result, the Fund will be broadly diversified across companies, industries and countries and will invest in companies that the Adviser has identified to have stable businesses with low leverage, low earnings-per-share variability and other measures of risk and high profitability. The Adviser believes that the stocks of these types of companies tend to be lower “beta” stocks and that lower “beta” stocks generally are less volatile than higher “beta” stocks (that is, their value has a lower sensitivity to fluctuations in the securities markets). The Adviser expects low “beta” stock to produce higher risk-adjusted returns over a full market cycle than high “beta” stocks.
The Fund is actively managed and the Adviser will vary the Fund’s exposures to issuers, industries, countries and currencies based on the Adviser’s evaluation of investment opportunities within and across markets. In constructing the portfolio, the Adviser uses quantitative models, which combine active management to identify quality companies and statistical measures of risk to assure diversification by issuer, country, currency and industry. The Adviser will use volatility and correlation forecasting and portfolio construction methodologies to manage the Fund. The Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers, industries, countries or currencies will be determined using the quantitative models based on the Adviser’s determinations of risk and quality. The Fund bears the risk that the quantitative models used by the portfolio managers will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective. In managing the Fund’s portfolio, the Adviser may from time to time utilize certain tax management techniques, including but not limited to, realizing capital losses for the Fund to offset capital gains, deferring the realization of the Fund’s net capital gains, and selecting tax lots of securities with a higher tax basis to reduce tax liability when selling securities.
The Fund makes use of derivative instruments, which may be used for hedging purposes and to enhance returns. The Fund may use derivatives as a substitute for investing in conventional securities and for investment purposes to increase its economic exposure to a particular security, currency or index in a cost effective manner. The Fund’s use of derivatives such as futures contracts, forward contracts and certain other Equity Instruments (that are derivative instruments) will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying an Equity Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Equity Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset and may cause the Fund’s NAV to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset through an Equity Instrument providing leveraged exposure to the asset and that Equity Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Equity Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Equity Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.
The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Equity Instrument. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.
Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.
Counterparty Risk: The Fund may enter into various types of derivative contracts.  These derivative contracts may be privately negotiated in the over-the-counter market.  These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

AQR Funds	47	Prospectus

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.
Derivatives Risk: In general, a derivative contract typically involves leverage,i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts and forward contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Emerging Market Risk: The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
•	The Fund generally holds its foreign investments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
High Portfolio Turnover Risk: To the extent that the Fund makes invesments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and may cause higher levels of current tax liability to shareholders in the Fund.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward contracts and other derivative instruments. The futures contracts, forward contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund

AQR Funds	48	Prospectus

uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.
Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.
Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
Small Cap Securities Risk: Investments in the stocks of companies with smaller market capitalizations involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.
Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.
Class I Shares—Total Returns
The bar chart below provides the Fund’s performance for its first full calendar year.
Highest Quarterly Return	Lowest Quarterly Return
1.38% (3Q13)	-5.06% (2Q13)

Average Annual Total Returns as of December 31, 2013
The following table compares the Fund’s average annual total returns for Class I Shares and Class N Shares as of December 31, 2013 to the MSCI Emerging Markets Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

AQR Funds	49	Prospectus

	One Year	Since Inception (July 9, 2012)
AQR Emerging Defensive Equity Fund—Class I
Return Before Taxes	-6.48%	2.18%
Return After Taxes on Distributions	-6.69%	1.92%
Return After Taxes on Distributions and Sale of Fund Shares	-3.51%	1.73%
AQR Emerging Defensive Equity Fund—Class N
Return Before Taxes	-6.73%	1.95%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	-2.60%	7.19%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes and the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Jacques A. Friedman, M.S.	July 9, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	July 9, 2012	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 9, 2012	Vice President of the Adviser
Hoon Kim, Ph.D., M.B.A., CFA	July 9, 2012	Vice President of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 61 of the Prospectus.

AQR Funds	50	Prospectus

AQR Global Equity Fund
Fund Summary – January 29, 2014
Ticker: Class I/AQGIX – Class N/AQGNX
Investment Objective
The AQR Global Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee	0.40%	0.40%
Distribution (12b-1) fee	None	0.25%
Other Expenses[1,2]	1.87%	2.36%
Total Annual Fund Operating Expenses[1,2]	2.27%	3.01%
Less: Fee Waivers and/or Expense Reimbursements[3]	1.37%	1.81%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.90%	1.20%

[1]	Other Expenses for the Fund’s Class N Shares have been restated to reflect current fees. Effective January 29, 2014, the Fund’s shareholder services fees for Class N Shares were reduced from 0.35% to 0.30%.
[2]	The Total Annual Fund Operating Expenses for Class N Shares do not correlate to the Class N ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Other Expenses.
[3]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.90% for Class I Shares and 1.20% for Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through January 28, 2015, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$ 92	$577	$1,090	$2,499
Class N Shares	$122	$760	$1,423	$3,199

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to outperform, after expenses, the MSCI World Index (the Global Equity Benchmark) while seeking to control its tracking error relative to this benchmark. The Fund will target an average forecasted tracking error of approximately 4.0% relative to the Global Equity Benchmark over a long-term business cycle, but actual tracking error will vary based on market conditions, sector positioning, securities selection and other factors. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada.
Generally, the Fund will invest in instruments of companies located in a number of different countries throughout the world, one of which may be the United States. Under normal circumstances, the Fund will invest significantly (at least 40%) in companies (i) organized or located outside the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S., which the Fund considers as a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries outside of the U.S.).

AQR Funds	51	Prospectus

The Adviser uses a set of value,momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.
•	Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and purchasing power parity for choosing currencies.
•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.
•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.
In seeking to achieve its investment objective, the Fund may enter into both “long” and “short” positions in country exposures and currencies using derivative instruments. The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying investment. The owner of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying investment.
Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund will invest in companies with a broad range of market capitalizations. The Fund has no market capitalization constraints. The Fund invests primarily in securities comprising the Global Equity Benchmark and also invests to some extent in securities outside the Global Equity Benchmark which the Adviser deems to have similar investment characteristics to the securities comprising the Global Equity Benchmark. The Fund may invest in or use options, warrants, equity swaps, financial futures contracts, forward foreign currency contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, money market instruments, interests in short-term investment funds or shares of money market or short-term bond funds. However, under normal market conditions net economic exposure to the equity markets (i.e. the total value of equity positions plus the net notional value of equity derivatives) will generally equal at least 95% of the Fund’s net assets.
The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.
Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.
Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.
Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.
Derivatives Risk: In general, a derivative contract typically involves leverage,i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options, swaps and forward foreign currency contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

AQR Funds	52	Prospectus

Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
•	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, options, forward contracts, swaps and other derivative instruments. The futures contracts, options, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss.  If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.
Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.
Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.

AQR Funds	53	Prospectus

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.
Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.
Small Cap Securities Risk: While the Adviser believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.
Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.
Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.
Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. A privately offered fund managed by the Adviser was reorganized into the Class Y Shares of the Fund on December 31, 2009, the date the Fund commenced operations. This privately offered fund was organized in March 2006 and commenced operations in June 2006 and had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, might have adversely affected its performance.
The Class I Shares and Class N Shares of the Fund commenced operations on December 31, 2009. The performance for periods prior to December 31, 2009 is that of the privately offered fund. The privately offered Fund's expense ratio during the periods presented was lower than the Fund’s estimated expense ratio for Class I Shares and Class N Shares. The Fund has restated the privately offered fund’s performance to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations of Class I Shares and Class N Shares upon their initial offering.
The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.

AQR Funds	54	Prospectus

Class I Shares—Total Returns
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.
Highest Quarterly Return	Lowest Quarterly Return
22.02% (2Q09)	-20.97% (4Q08)

Average Annual Total Returns as of December 31, 2013
The following table compares the Fund’s average annual total returns for Class I Shares and Class N Shares as of December 31, 2013 to the MSCI World Index . You cannot invest directly in an index. The table includes all applicable fees and sales charges.
	One Year	Five Year	Since Inception (June 30, 2006)
AQR Global Equity Fund—Class I
Return Before Taxes	28.06%	16.28%	5.16%
Return After Taxes on Distributions	12.31%	12.78%	3.04%
Return After Taxes on Distributions and Sale of Fund Shares	22.08%	12.36%	3.61%
AQR Global Equity Fund—Class N
Return Before Taxes	27.67%	15.95%	4.82%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	26.68%	15.02%	5.30%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	December 31, 2009	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	December 31, 2009	Founding Principal of the Adviser
Ronen Israel, M.A.	December 31, 2009	Principal of the Adviser
Oktay Kurbanov, M.B.A.	December 31, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	December 31, 2009	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 61 of the Prospectus.

AQR Funds	55	Prospectus

AQR International Equity Fund
Fund Summary – January 29, 2014
Ticker: Class I/AQIIX – Class N/AQINX
Investment Objective
The AQR International Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee	0.45%	0.45%
Distribution (12b-1) fee	None	0.25%
Other Expenses[1,2]	0.45%	0.54%
Total Annual Fund Operating Expenses[1,2]	0.90%	1.24%
Less: Fee Waivers and/or Expense Reimbursements[3]	0.00%	0.00%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.90%	1.24%

[1]	Other Expenses for the Fund’s Class N Shares have been restated to reflect current fees. Effective January 29, 2014, the Fund’s shareholder services fees for Class N Shares were reduced from 0.35% to 0.30%.
[2]	The Total Annual Fund Operating Expenses for Class N Shares do not correlate to the Class N ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Other Expenses.
[3]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.95% for Class I Shares and 1.25% for Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through January 28, 2015, as discussed in Footnote No. 3 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$ 92	$287	$498	$1,108
Class N Shares	$126	$393	$681	$1,500

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to outperform, after expenses, the MSCI EAFE Index (the International Equity Benchmark) while seeking to control its tracking error relative to this benchmark. The Fund will target a forecasted tracking error generally in the range of 3-7% relative to the International Equity Benchmark over a long-term business cycle, but actual tracking error will vary based on market conditions, sector positioning, securities selection and other factors. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada.

AQR Funds	56	Prospectus

The Adviser uses a set of value,momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously:
•	Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and purchasing power parity for choosing currencies.
•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.
•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.
Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund will invest in companies with a broad range of market capitalizations, including smaller capitalization companies. The Fund invests primarily in securities comprising the International Equity Benchmark and also invests to some extent in securities outside the International Equity Benchmark which the Adviser deems to have similar investment characteristics to the securities comprising the International Equity Benchmark. The Fund may invest in or use options, warrants, equity swaps, financial futures contracts, forward foreign currency contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets will be held in cash or cash equivalents including, but not limited to, money market instruments, interests in short-term investment funds or shares of money market or short-term bond funds.
The Fund may invest to a lesser extent in securities of issuers in countries and currencies not included in the International Equity Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.
The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.
Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.
Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.
Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.
Derivatives Risk: In general, a derivative contract typically involves leverage,i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options, swaps and forward foreign currency contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
•	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

AQR Funds	57	Prospectus

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, options, forward contracts, swaps and other derivative instruments. The futures contracts, options, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss.  If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.
Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.
Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

AQR Funds	58	Prospectus

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.
Small Cap Securities Risk: While the Adviser believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.
Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.
Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.
Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. A privately offered fund managed by the Adviser was reorganized into the Class Y Shares of the Fund on August 28, 2009, the date the Fund commenced operations. This privately offered fund was organized in June 2004 and commenced operations in July 2004 and had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, might have adversely affected its performance.
The Class I Shares and Class N Shares of the Fund commenced operations on September 29, 2009. The performance for the period from August 28, 2009 (the date the Class Y Shares of the Fund commenced operations) to September 29, 2009 is based on the performance of the Class Y Shares of the Fund, and for periods prior to August 28, 2009 is that of the privately offered fund. The expense ratio of both the privately offered fund and of the Class Y Shares of the Fund was lower than the Fund's estimated expense ratio for Class I Shares and Class N Shares during the periods presented. The Fund has restated the privately offered fund's and the Class Y Shares' performance to reflect the Fund's fees, estimated expenses and fee waivers/expense limitations of Class I Shares and Class N Shares upon their initial offering.
The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.
Class I Shares—Total Returns
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.
Highest Quarterly Return	Lowest Quarterly Return
26.20% (2Q09)	-25.10% (3Q08)

Average Annual Total Returns as of December 31, 2013
The following table compares the Fund’s average annual total returns for Class I Shares and Class N Shares as of December 31, 2013 to the MSCI EAFE Index . You cannot invest directly in an index. The table includes all applicable fees and sales charges.

AQR Funds	59	Prospectus

	One Year	Five Year	Since Inception (July 31, 2004)
AQR International Equity Fund—Class I
Return Before Taxes	23.97%	14.39%	7.52%
Return After Taxes on Distributions	20.49%	12.95%	6.80%
Return After Taxes on Distributions and Sale of Fund Shares	14.68%	11.17%	5.89%
AQR International Equity Fund—Class N
Return Before Taxes	23.44%	14.03%	7.16%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	22.78%	12.44%	7.22%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	August 28, 2009	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	August 28, 2009	Founding Principal of the Adviser
Ronen Israel, M.A.	August 28, 2009	Principal of the Adviser
Oktay Kurbanov, M.B.A.	August 28, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	August 28, 2009	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 61 of the Prospectus.

AQR Funds	60	Prospectus

Important Additional Information
PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Class I Shares, Class N Shares and Class L Shares of each Fund each day the NYSE is open. To purchase or redeem shares you should contact your financial intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (866) 290-2688, by mail (c/o AQR Funds, P.O. Box 2248, Denver, CO 80201-2248), or by the Internet at http://www.aqrfunds.com. Each Fund’s initial and subsequent investment minimums for Class I Shares, Class N Shares and Class L Shares generally are as follows.

	Class I Shares	Class N Shares	Class L Shares
Minimum Initial Investment	$5,000,000	$1,000,000	$5,000,000
Minimum Subsequent Investment	None	None	None

TAX INFORMATION
Each Fund’s dividends and distributions may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

AQR Funds	61	Prospectus

Details About the Funds
Glossary. To keep things simple, we have defined and explained a number of terms and concepts in a Glossary at the back of this prospectus. Terms that are in italics have definitions or explanations in the Glossary.
Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder.

AQR Funds	62	Prospectus

Details About the AQR Core Equity Fund
INVESTMENT OBJECTIVE
The AQR Core Equity Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts).
In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and a stable business. Companies are considered to be good value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universeat the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in good business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.
The Fund generally invests in large- and mid-cap U.S. companies and the Adviser generally considers large- and mid-cap U.S. companies to be those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. As of December 31, 2013, the market capitalization of the companies comprising the Russell 1000® Index ranged from $1.1 billion to $489 billion.
The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted market capitalization of the security and the Adviser’s assessment of attractiveness of the security based on each factor described above. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e., greater liquidity). The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each equity instrument.
The Fund invests primarily in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.
To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain eligible borrowers.
The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	63	Prospectus

Details About the AQR Small Cap Core Equity Fund
INVESTMENT OBJECTIVE
The AQR Small Cap Core Equity Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts) of small cap companies.
In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and a stable business. Companies are considered to be good value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universeat the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in good business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.
The Fund generally invests in small cap U.S. companies and the Adviser generallyconsiders small cap U.S. companies to be those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. As of December 31, 2013, the market capitalization of the companies comprising the Russell 2000® Index ranged from $51 million to $5.2 billion.
The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted market capitalization of the security and the Adviser’s assessment of attractiveness of the security based on each factor described above. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e., greater liquidity). The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each equity instrument.
The Fund invests primarily in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.
To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain eligible borrowers.
The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	64	Prospectus

Details About the AQR International Core Equity Fund
INVESTMENT OBJECTIVE
The AQR International Core Equity Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts) of non-U.S. companies.
In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and a stable business. Companies are considered to be good value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in good business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.
The Fund will generally invest in developed markets outside of the U.S. As of the date of this Prospectus, the Adviser considers the following 19 countries to be developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. This list is subject to change from time to time in the discretion of the Adviser.
The Fund generally invests in large cap companies and the Adviser generally considers large cap companies to be those companies that are in the top 85% of the float-adjusted market capitalization of all eligible securities in each of the major developed regions: Asia, Australia, Canada, Europe ex United Kingdom, and the United Kingdom provided, however, that this threshold may vary based on market opportunities in particular markets. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e., greater liquidity). Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.
The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted market capitalization of the security and the Adviser’s assessment of attractiveness of the security based on each factor described above. The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each equity instrument.
The Fund invests primarily in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.
To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain eligible borrowers.
OTHER STRATEGIES
•	Mid Cap Securities– The Fund may invest in mid cap securities of non-U.S. companies.
The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	65	Prospectus

Details About the AQR Momentum Fund
INVESTMENT OBJECTIVE
The AQR Momentum Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time.

As of the date of this Prospectus, the Adviser generally considers large- and mid-cap U.S. companies to be those companies with market capitalizations within the range of the Russell® 1000 Index at the time of purchase. As of December 31, 2013, the market capitalization of the companies comprising the Russell® 1000 Index ranged from $1.1 billion to $489 billion.

The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e., greater liquidity). The Adviser expects to rebalance the portfolio monthly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive momentum.

Funds using momentum strategies typically have high portfolio turnover. In light of this, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser employs an optimization process and a number of sophisticated trading techniques in an effort to keep trading costs for the Fund reasonably low.

In order to manage transaction costs, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.
The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	66	Prospectus

Details About the AQR Small Cap Momentum Fund
INVESTMENT OBJECTIVE
The AQR Small Cap Momentum Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time.

Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small cap U.S. companies. As of the date of this Prospectus, the Adviser considers small cap U.S. companies to be those companies with market capitalizations within the range of the Russell® 2000 Index at the time of purchase. As of December 31, 2013, the market capitalization of the companies comprising the Russell 2000® Index ranged from $51 million to $5.2 billion.
The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e. greater liquidity). The Adviser expects to rebalance the Fund’s portfolio monthly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive momentum.
Funds using momentum strategies typically have high portfolio turnover. In light of this, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser employs an optimization process and a number of sophisticated trading techniques in an effort to keep trading costs for the Fund reasonably low.

In order to manage transaction costs, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.
The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	67	Prospectus

Details About the AQR International Momentum Fund
INVESTMENT OBJECTIVE
The AQR International Momentum Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time.

The Fund will generally invest in developed markets outside the U.S. As of the date of this Prospectus, the Adviser considers the following 19 countries to be developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. This list is subject to change from time to time. The Adviser considers the Fund’s universe to be those large cap companies that are in the top 85% of the market capitalization of all eligible securities in each of the major developed regions: Asia, Australia, Canada, Europe ex United Kingdom, and the United Kingdom provided, however, that this threshold may vary when taking into account transaction costs and taxes. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.

The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e.less liquidity) are underweighted comparative to securities with greater float (i.e.greater liquidity). The Adviser expects to rebalance the portfolio monthly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive momentum.

Funds using momentum strategies typically have high portfolio turnover. In light of this, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser employs an optimization process and a number of sophisticated trading techniques in an effort to keep trading costs for the Fund reasonably low.

In order to manage transaction costs, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically so as to strike the appropriate balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.
The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	68	Prospectus

Details About the AQR Tax-Managed Momentum Fund
INVESTMENT OBJECTIVE
The AQR Tax-Managed Momentum Fund seeks long-term after-tax capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depositary receipts) of large and mid-cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time.

As of the date of this Prospectus, the Adviser generally considers large- and mid-cap U.S. companies to be those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. As of December 31, 2013, the market capitalization of the companies comprising the Russell 1000® Index ranged from $1.1 billion to $489 billion.

The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e., greater liquidity). The Adviser expects to rebalance the portfolio monthly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive momentum.
When selecting securities for the portfolio, the Adviser also employs a tax management strategy which considers the potential impact of federal income tax on shareholders’ investment return. This tax management strategy is generally designed so investors receive lower distributions of realized capital gains than funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions. The techniques and strategies that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•	when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•	deferring realizations of net capital gains;
•	limiting portfolio turnover that may result in taxable gains;
•	limiting the purchase of high dividend yielding stocks to reduce dividend income;
•	choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

Funds using momentum strategies typically have high portfolio turnover. In light of this, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser employs an optimization process and a number of sophisticated trading techniques in an effort to keep trading costs for the Fund reasonably low.

In order to manage transaction costs and minimize adverse tax consequences, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low and to minimize federal income taxes on returns.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.
The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	69	Prospectus

Details About the AQR Tax-Managed Small Cap Momentum Fund
INVESTMENT OBJECTIVE
The AQR Tax-Managed Small Cap Momentum Fund seeks long-term after-tax capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time.

Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small cap U.S. companies. As of the date of this Prospectus, the Adviser considers small cap U.S. companies to be those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. As of December 31, 2013, the market capitalization of the companies comprising the Russell 2000® Index ranged from $51 million to $5.2 billion.

The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e., greater liquidity). The Adviser expects to rebalance the portfolio monthly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive momentum.
When selecting securities for the portfolio, the Adviser also employs a tax management strategy which considers the potential impact of federal income tax on shareholders’ investment return. This tax management strategy is generally designed so investors receive lower distributions of realized capital gains than funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions. The techniques and strategies that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•	when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•	deferring realizations of net capital gains;
•	limiting portfolio turnover that may result in taxable gains;
•	limiting the purchase of high dividend yielding stocks to reduce dividend income;
•	choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

Funds using momentum strategies typically have high portfolio turnover. In light of this, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser employs an optimization process and a number of sophisticated trading techniques in an effort to keep trading costs for the Fund reasonably low.

In order to manage transaction costs and minimize adverse tax consequences, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low and to minimize federal income taxes on returns.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.
The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	70	Prospectus

Details About the AQR Tax-Managed International Momentum Fund
INVESTMENT OBJECTIVE
The AQR Tax-Managed International Momentum Fund seeks long-term after-tax capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time.

The Fund will generally invest in developed markets outside the U.S. As of the date of this Prospectus, the Adviser considers the following 19 countries to be developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. This list is subject to change from time to time. The Adviser considers the Fund’s universe to be those large cap companies that make up the top 85% of the market capitalization of all eligible securities in each of the major developed regions—Asia, Australia, Canada, Europe ex United Kingdom, and the United Kingdom—provided, however, that this threshold may vary when taking into account transaction costs and taxes. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.

The Adviser determines the weight of each security in the portfolio using a combination of the float-adjusted market capitalization of the security and the Adviser’s determination of the attractiveness of the security based on the Adviser’s assessment of the security’s momentum. Float adjusted market capitalization is a method of calculating the market capitalization of a security under which only the shares of the security that are readily available for purchase on open markets (as opposed to the total shares of the security outstanding) are included in the calculation of the security’s market capitalization. As a result, securities with less float (i.e., less liquidity) are underweighted comparative to securities with greater float (i.e., greater liquidity). The Adviser expects to rebalance the portfolio monthly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive momentum.
When selecting securities for the portfolio, the Adviser also employs a tax management strategy which considers the potential impact of federal income tax on shareholders’ investment return. This tax management strategy is generally designed so investors receive lower distributions of realized capital gains than funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions. The techniques and strategies that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•	when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•	deferring realizations of net capital gains;
•	limiting portfolio turnover that may result in taxable gains;
•	limiting the purchase of high dividend yielding stocks to reduce dividend income;
•	choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

Funds using momentum strategies typically have high portfolio turnover. In light of this, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser employs an optimization process and a number of sophisticated trading techniques in an effort to keep trading costs for the Fund reasonably low.

In order to manage transaction costs and minimize adverse tax consequences, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low and to minimize federal income taxes on returns.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.
The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	71	Prospectus

Details About the AQR U.S. Defensive Equity Fund
INVESTMENT OBJECTIVE
The AQR U.S. Defensive Equity Fund seeks total return.
Total return consists of capital appreciation and income.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues a “defensive” strategy, seeking to provide downside protection with upside potential through active stock selection, risk management and diversification.
The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in Equity Instruments of U.S. issuers. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, depositary receipts and other derivative instruments where the reference asset is an equity security. The Fund can invest in companies of any size and may invest to a significant extent in small- and mid-cap companies from time to time in the discretion of the Adviser. Pending investment in Equity Instruments of U.S. issuers or for use as collateral to meet margin requirements, the Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Adviser. The Fund may invest in these securities without limit for temporary defensive purposes. There is no guarantee that the Fund’s objective will be met.
The Fund pursues a defensive strategy, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund expects to lag the performance of traditional U.S. equity funds when equity markets are rising, but to exceed the performance of traditional U.S. equity funds during equity market declines. To achieve this result, the Fund will be broadly diversified across companies and industries and will invest in companies that the Adviser has identified to have stable businesses with low leverage, low earnings-per-share variability and other measures of risk and high profitability. The Adviser believes that the stocks of these types of companies tend to be lower “beta” stocks and that lower “beta” stocks generally are less volatile than higher “beta” stocks (that is, their value has a lower sensitivity to fluctuations in the securities markets). The Adviser expects low “beta” stocks to produce higher risk-adjusted returns over a full market cycle than high “beta” stocks.
The Fund is actively managed and the Adviser will vary the Fund’s exposures to issuers and industries based on the Adviser’s evaluation of investment opportunities. In constructing the portfolio, the Adviser uses quantitative models, which combine active management to identify quality companies and statistical measures of risk to assure diversification by issuer and industry. The Adviser will use volatility and correlation forecasting and portfolio construction methodologies to manage the Fund. The Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers and industries will be determined using the quantitative models based on the Adviser’s determinations of risk and quality. The Fund bears the risk that the quantitative models used by the portfolio managers will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective. In managing the Fund’s portfolio, the Adviser may from time to time utilize certain tax management techniques, including but not limited to, realizing capital losses for the Fund to offset capital gains, deferring the realization of the Fund’s net capital gains, and selecting tax lots of securities with a higher tax basis to reduce tax liability when selling securities.
The Fund makes use of derivative instruments, which may be used for hedging purposes and to enhance returns. The Fund may use derivatives as a substitute for investing in conventional securities and for investment purposes to increase its economic exposure to a particular security, currency or index in a cost effective manner. The Fund’s use of derivatives such as futures contracts and certain other Equity Instruments (that are derivative instruments) will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying an Equity Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Equity Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset and may cause the Fund’s NAV to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset through an Equity Instrument providing leveraged exposure to the asset and that Equity Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Equity Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Equity Instruments providing enhanced exposure will enable the Fund to achieve its investment objective. In addition, to attempt to increase its income or total return the Fund may lend its portfolio securities to certain types of eligible borrowers.
The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Equity Instrument. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.
The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	72	Prospectus

Details About the AQR International Defensive Equity Fund
INVESTMENT OBJECTIVE
The AQR International Defensive Equity Fund seeks total return.
Total return consists of capital appreciation and income.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues a “defensive” strategy, seeking to provide downside protection with upside potential through active stock selection, risk management and diversification.
The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in Equity Instruments of International Issuers. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, depositary receipts and other derivative instruments where the reference asset is an equity security. An issuer will be considered an International Issuer if it is organized, domiciled, or has a principal place of business in a country that is part of the MSCI World ex-USA Index, or if an instrument provides exposure to the change in value of a company that meets that definition. However, the Fund may also invest in issuers organized, domiciled, or with a principal place of business in other countries if the Adviser considers it advisable to achieve the Fund’s investment objective. The Fund can invest in companies of any size and may invest to a significant extent in small- and mid-cap companies from time to time in the discretion of the Adviser. Pending investment in Equity Instruments of International Issuers or for use as collateral to meet margin requirements, the Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Adviser. The Fund may invest in these securities without limit for temporary defensive purposes. There is no guarantee that the Fund’s objective will be met.
The Fund also engages in currency transactions with counterparties primarily in order to hedge against a decline in the value of portfolio holdings denominated in particular currencies and to provide temporary exposure to a particular currency in lieu of leaving cash inflows uninvested. Currency transactions include forward currency contracts and exchange listed currency futures. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund seeks to diversify currency exposures and to avoid the risk of high exposures to any one currency, including U.S. dollars.
The Fund pursues a defensive strategy, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund expects to lag the performance of traditional international equity funds when these markets are rising, but to exceed the performance of traditional international equity funds during international equity market declines. To achieve this result, the Fund will be broadly diversified across companies, industries and countries and will invest in companies that the Adviser has identified to have stable businesses with low leverage, low earnings-per-share variability and other measures of risk and high profitability. The Adviser believes that the stocks of these types of companies tend to be lower “beta” stocks and that lower “beta” stocks generally are less volatile than higher “beta” stocks (that is, their value has a lower sensitivity to fluctuations in the securities markets). The Adviser expects low “beta” stocks to produce higher risk-adjusted returns over a full market cycle than high “beta” stocks.
The Fund is actively managed and the Adviser will vary the Fund’s exposures to issuers, industries, countries and currencies based on the Adviser’s evaluation of investment opportunities within and across markets. In constructing the portfolio, the Adviser uses quantitative models, which combine active management to identify quality companies and statistical measures of risk to assure diversification by issuer, country, currency and industry. The Adviser will use volatility and correlation forecasting and portfolio construction methodologies to manage the Fund. The Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers, industries, countries or currencies will be determined using the quantitative models based on the Adviser’s determinations of risk and quality. The Fund bears the risk that the quantitative models used by the portfolio managers will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective. In managing the Fund’s portfolio, the Adviser may from time to time utilize certain tax management techniques, including but not limited to, realizing capital losses for the Fund to offset capital gains, deferring the realization of the Fund’s net capital gains, and selecting tax lots of securities with a higher tax basis to reduce tax liability when selling securities.
The Fund makes use of derivative instruments, which may be used for hedging purposes and to enhance returns. The Fund may use derivatives as a substitute for investing in conventional securities and for investment purposes to increase its economic exposure to a particular security, currency or index in a cost effective manner. The Fund’s use of derivatives such as futures contracts, forward contracts, and certain other Equity Instruments (that are derivative instruments) will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying an Equity Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Equity Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset and may cause the Fund’s NAV to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset through an Equity Instrument providing leveraged exposure to the asset and that Equity Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Equity Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Equity Instruments providing enhanced exposure will enable the Fund to achieve its investment objective. In addition, to attempt to increase its income or total return the Fund may lend its portfolio securities to certain types of eligible borrowers.
The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Equity Instrument. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

AQR Funds	73	Prospectus

The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	74	Prospectus

Details About the AQR Emerging Defensive Equity Fund
INVESTMENT OBJECTIVE
The AQR Emerging Defensive Equity Fund seeks total return.
Total return consists of capital appreciation and income.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues a “defensive” strategy, seeking to provide downside protection with upside potential through active stock selection, risk management and diversification.
The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in Equity Instruments of Emerging Markets Issuers. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, depositary receipts and other derivative instruments where the reference asset is an equity security. An issuer will be considered an Emerging Markets Issuer if it is organized, domiciled, or has a principal place of business in a country that is part of the MSCI Emerging Markets Index, or if an instrument provides exposure to the change in value of a company that meets that definition. However, the Fund may also invest in issuers organized, domiciled, or with a principal place of business in other countries if the Adviser considers it advisable to achieve the Fund’s investment objective. The Fund can invest in companies of any size and may invest to a significant extent in small- and mid-cap companies from time to time in the discretion of the Adviser. Pending investment in Equity Instruments of Emerging Markets Issuers or for use as collateral to meet margin requirements, the Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Adviser. The Fund may invest in these securities without limit for temporary defensive purposes. There is no guarantee that the Fund’s objective will be met.
The Fund also engages in currency transactions with counterparties primarily in order to hedge against a decline in the value of portfolio holdings denominated in particular currencies and to provide temporary exposure to a particular currency in lieu of leaving cash inflows uninvested. Currency transactions include forward currency contracts and exchange listed currency futures. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund seeks to diversify currency exposures and to avoid the risk of high exposures to any one currency, including U.S. dollars.
The Fund pursues a defensive strategy, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund expects to lag the performance of traditional emerging markets equity funds when these markets are rising, but to exceed the performance of traditional emerging markets equity funds during emerging equity market declines. To achieve this result, the Fund will be broadly diversified across companies, industries and countries and will invest in companies that the Adviser has identified to have stable businesses with low leverage, low earnings-per-share variability and other measures of risk and high profitability. The Adviser believes that the stocks of these types of companies tend to be lower “beta” stocks and that lower “beta” stocks generally are less volatile than higher “beta” stocks (that is, their value has a lower sensitivity to fluctuations in the securities markets). The Adviser expects low “beta” stock to produce higher risk-adjusted returns over a full market cycle than high “beta” stocks.
The Fund is actively managed and the Adviser will vary the Fund’s exposures to issuers, industries, countries and currencies based on the Adviser’s evaluation of investment opportunities within and across markets. In constructing the portfolio, the Adviser uses quantitative models, which combine active management to identify quality companies and statistical measures of risk to assure diversification by issuer, country, currency and industry. The Adviser will use volatility and correlation forecasting and portfolio construction methodologies to manage the Fund. The Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers, industries, countries or currencies will be determined using the quantitative models based on the Adviser’s determinations of risk and quality. The Fund bears the risk that the quantitative models used by the portfolio managers will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective. In managing the Fund’s portfolio, the Adviser may from time to time utilize certain tax management techniques, including but not limited to, realizing capital losses for the Fund to offset capital gains, deferring the realization of the Fund’s net capital gains, and selecting tax lots of securities with a higher tax basis to reduce tax liability when selling securities.
The Fund makes use of derivative instruments, which may be used for hedging purposes and to enhance returns. The Fund may use derivatives as a substitute for investing in conventional securities and for investment purposes to increase its economic exposure to a particular security, currency or index in a cost effective manner. The Fund’s use of derivatives such as futures contracts, forward contracts and certain other Equity Instruments (that are derivative instruments) will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying an Equity Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Equity Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset and may cause the Fund’s NAV to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset through an Equity Instrument providing leveraged exposure to the asset and that Equity Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Equity Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Equity Instruments providing enhanced exposure will enable the Fund to achieve its investment objective. In addition, to attempt to increase its income or total return the Fund may lend its portfolio securities to certain types of eligible borrowers.
The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Equity Instrument. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

AQR Funds	75	Prospectus

The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	76	Prospectus

Details About the AQR Global Equity Fund
INVESTMENT OBJECTIVE
The AQR Global Equity Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to outperform, after expenses, the MSCI World Index(the Global Equity Benchmark) while seeking to control its tracking error relative to this benchmark. The Fund will target an average forecasted tracking error of approximately 4.0% relative to the Global Equity Benchmark over a long-term business cycle, but actual tracking error will vary based on market conditions, sector positioning, securities selection and other factors. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada.
Generally, the Fund will invest in instruments of companies located in a number of different countries throughout the world, one of which may be the United States. Under normal circumstances, the Fund will invest significantly (at least 40%) in companies (i) organized or located outside the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S., which the Fund considers as a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries outside of the U.S.).
The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the Global Equity Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the Global Equity Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.
The Adviser uses a set of value,momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.
•	Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and purchasing power parity for choosing currencies.
•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.
•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.
The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the Global Equity Benchmark.
In seeking to achieve its investment objective, the Fund may enter into both “long” and “short” positions in country exposures and currencies using derivative instruments. The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying investment. The owner of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying investment. Short positions in any currency generally will not exceed -20% of the net assets of the Fund. For example, if 5% of the Fund’s net assets are invested in Swiss stocks held long, generally the Fund’s collective short positions in Swiss francs would be 25% or less of the Fund’s net assets. Foreign currency denominated stock positions and the notional value of foreign currency spot and forward positions are included in determining aggregate long and short currency positions.
Short positions in the equity of issuers in a particular country generally will not exceed -12% of the net assets of the Fund. In other words, the total value of stock positions held long in a country, plus the notional value of equity derivatives providing long exposure to issuers in that country, minus the notional value of equity derivatives providing short exposure to issuers in that country must be greater than -12% of the Fund’s net assets. For example, if 3% of the net assets of the Fund are invested in Spanish equities, generally the largest short position in Spanish equity futures would be 15% of the Fund’s net assets.
Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund will invest in companies with a broad range of market capitalizations. The Fund has no market capitalization constraints. The Fund invests primarily in securities comprising the Global Equity Benchmark and also invests to some extent in securities outside the Global Equity Benchmark which the Adviser deems to have similar investment characteristics to the securities comprising the Global Equity Benchmark. The Fund may invest in or use options, warrants, equity swaps, financial futures contracts, forward foreign currency contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, money market instruments, interests in short-term investment funds or shares of money market or short-term bond funds. However, under normal market conditions, net economic exposure to the equity markets (i.e. the total value of equity positions plus the net notional value of equity derivatives) will generally equal at least 95% of the Fund’s net assets.

AQR Funds	77	Prospectus

In general, the Fund expects to be broadly diversified, typically holding the securities of between 600 and 900 different issuers. The Fund generally will not invest more than 5% of its net assets, measured at the time of purchase, in a single class of the securities of any issuer within the Global Equity Benchmark. The Fund will also be diversified by sector under normal market conditions. The maximum allocation of Fund assets to any particular global sector relative to the weighting of that sector in the Global Equity Benchmark, generally will not exceed (or be less than) 15%. Equity derivatives that gain exposure to countries, rather than individual stocks or sectors, are excluded from these sector exposure calculations.
The Fund may invest to a lesser extent in securities of issuers, countries and currencies not included in the Global Equity Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.
To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.
The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.
The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	78	Prospectus

Details About the AQR International Equity Fund
INVESTMENT OBJECTIVE
The AQR International Equity Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to outperform, after expenses, the MSCI EAFE Index (the International Equity Benchmark) while seeking to control its tracking error relative to this benchmark. The Fund will target a forecasted tracking error generally in the range of 3-7% relative to the International Equity Benchmark over a long-term business cycle, but actual tracking error will vary based on market conditions, sector positioning, securities selection and other factors. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada.
The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the International Equity Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the International Equity Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.
The Adviser uses a set of value,momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously:
•	Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and purchasing power parity for choosing currencies.
•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.
•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.
The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the International Equity Benchmark.
Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund will invest in companies with a broad range of market capitalizations, including smaller capitalization companies. The Fund invests primarily in securities comprising the International Equity Benchmark and also invests to some extent in securities outside the International Equity Benchmark which the Adviser deems to have similar investment characteristics to the securities comprising the International Equity Benchmark. The Fund may invest in or use options, warrants, equity swaps, financial futures contracts, forward foreign currency contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets will be held in cash or cash equivalents including, but not limited to, money market instruments, interests in short-term investment funds or shares of money market or short-term bond funds.
The Fund may invest to a lesser extent in securities of issuers in countries and currencies not included in the International Equity Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.
To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.
The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.
The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	79	Prospectus

How the Funds Pursue Their Investment Objectives
INVESTMENT TECHNIQUES
In addition to the principal investment strategies described above, the Funds may employ the following techniques in pursing their investment objectives.

Securities Lending: To attempt to increase its income or total return, each Fund may lend its portfolio securities to certain types of eligible borrowers in amounts up to 33 1/3% of its net assets, which may include collateral. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities. Collateral will be received and maintained by the Fund’s custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. Each Fund has a right to call a loan at any time and require the borrower to redeliver the borrowed securities to the Fund within the settlement time specified in the loan agreement or be subject to a “buy in”. Each Fund will generally not have the right to vote securities while they are being loaned, but it is expected that the Adviser will call a loan in anticipation of any important vote. Securities lending will be conducted by a securities lending agent approved by the Trust’s Board of Trustees. The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy. The Funds will only enter into loan arrangements with borrowers on the approved list. Dividend equivalent payments received on portfolio securities that have been lent will not be eligible for designation as qualified dividend income or for the dividends renewed deduction.
Temporary Defensive Positions : For temporary defensive purposes, each Fund may restrict the markets in which it invests and may hold uninvested cash or invest without limitation in cash equivalents such as money market instruments, U.S. treasury bills, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds, even if the investments are inconsistent with the Fund’s principal investment strategies. To the extent a Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.
Segregation of Assets: As an open-end investment company registered with the SEC, each Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, each Fund must “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. In the case of futures contracts that are not contractually required to cash settle, for example, each Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to futures contracts that are contractually required to cash settle, however, each Fund is permitted to set aside liquid assets in an amount equal to each Fund’s daily marked-to-market net obligations (i.e., each Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.
Each Fund generally will use its money market instruments or other liquid assets to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. The Adviser will monitor each Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of each Fund’s portfolio investments.

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Risk Factors

All investments, including those in mutual funds, have risks and it is possible that you could lose money by investing in a Fund. No one investment is suitable for all investors. Each Fund is intended for long-term investors. The risks identified below are the principal risks of investing in a Fund. The Summary section for each Fund and the below matrix lists the principal risks applicable to that Fund. This section provides more detailed information about each risk.

	AQR Core Equity Fund	AQR Small Cap Core Equity Fund	AQR International Core Equity Fund	AQR Momentum Fund	AQR Small Cap Momentum Fund	AQR International Momentum Fund
Common Stock Risk	x	x	x	x	x	x
Counterparty Risk	x	x	x	x	x	x
Currency Risk			x			x
Deriatives Risk	x	x	x	x	x	x
Emerging Market Risk
Foreign Investments Risk			x			x
Forward and Futures Contracts Risk			x			x
Hedging Transactions Risk
High Portfolio Turnover Risk	x	x	x	x	x	x
Investment in Other Investment Companies Risk	x	x	x	x	x	x
Leverage Risk
Manager Risk	x	x	x	x	x	x
Market Risk	x	x	x	x	x	x
Mid Cap Securities Risk	x			x		x
Model and Data Risk	x	x	x	x	x	x
Momentum Style Risk	x	x	x	x	x	x
New Fund Risk	x	x	x
Short Sale Risk
Small Cap Securities Risk		x			x
Swap Agreements Risk
Tax-Managed Investment Risk
Value Style Risk	x	x	x
Volatility Risk

	AQR Tax-Managed Momentum Fund	AQR Tax-Managed Small Cap Momentum Fund	AQR Tax-Managed International Momentum Fund	AQR U.S. Defensive Equity Fund	AQR International Defensive Equity Fund	AQR Emerging Defensive Equity Fund
Common Stock Risk	x	x	x	x	x	x
Counterparty Risk	x	x	x	x	x	x
Currency Risk			x		x	x
Deriatives Risk	x	x	x	x	x	x
Emerging Market Risk						x
Foreign Investments Risk			x		x	x
Forward and Futures Contracts Risk			x	x	x	x
Hedging Transactions Risk				x	x	x
High Portfolio Turnover Risk	x	x	x	x	x	x
Investment in Other Investment Companies Risk	x	x	x	x	x	x
Leverage Risk				x	x	x
Manager Risk	x	x	x	x	x	x
Market Risk	x	x	x	x	x	x

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	AQR Tax-Managed Momentum Fund	AQR Tax-Managed Small Cap Momentum Fund	AQR Tax-Managed International Momentum Fund	AQR U.S. Defensive Equity Fund	AQR International Defensive Equity Fund	AQR Emerging Defensive Equity Fund
Mid Cap Securities Risk	x		x	x	x	x
Model and Data Risk	x	x	x	x	x	x
Momentum Style Risk	x	x	x
New Fund Risk
Short Sale Risk
Small Cap Securities Risk		x		x	x	x
Swap Agreements Risk
Tax-Managed Investment Risk	x	x	x
Value Style Risk
Volatility Risk				x	x	x

	AQR Global Equity Fund	AQR International Equity Fund
Common Stock Risk	x	x
Counterparty Risk	x	x
Currency Risk	x	x
Deriatives Risk	x	x
Emerging Market Risk
Foreign Investments Risk	x	x
Forward and Futures Contracts Risk	x	x
Hedging Transactions Risk	x	x
High Portfolio Turnover Risk
Investment in Other Investment Companies Risk	x	x
Leverage Risk	x	x
Manager Risk	x	x
Market Risk	x	x
Mid Cap Securities Risk	x	x
Model and Data Risk	x	x
Momentum Style Risk	x	x
New Fund Risk
Short Sale Risk	x
Small Cap Securities Risk	x	x
Swap Agreements Risk	x	x
Tax-Managed Investment Risk
Value Style Risk	x	x
Volatility Risk	x	x

Common Stock Risk: Each Fund invests in common stocks, which are a type of equity security that represents an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, a Fund could lose money if a company in which it invests becomes financially distressed.
Counterparty Risk:A Fund may enter into various types of derivative contracts  as described below under “Derivatives Risk”. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by a Fund.

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Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Fund’s investments in securities denominated in a foreign currency or may widen existing losses. A Fund’s net currency positions may expose it to risks independent of its securities positions.

Currency exchange rates may be particularly affected by the relative rates of inflation, interest rate levels, the balance of payments and the extent of governmental surpluses or deficits in such foreign countries and in the United States, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of such foreign countries, the United States and other countries important to international trade and finance. Governments may use a variety of techniques, such as intervention by their central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their respective currencies. They may also issue a new currency to replace an existing currency or alter the exchange rate or relative exchange characteristics by devaluation or revaluation of a currency. The liquidity and trading value of these foreign currencies could be affected by the actions of sovereign governments and central banks, which could change or interfere with theretofore freely determined currency valuation, fluctuations in response to other market forces and the movement of currencies across borders.

Derivatives Risk: The Adviser may make use of futures, forwards, swaps and other forms of derivative contracts. In general, a derivative contract (including options, as described below) typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of derivative instruments also exposes a Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options, swaps, and forward foreign currency contracts. Risks of these instruments include:

•	that interest rates, securities prices and currency markets will not move in the direction that the portfolio managers anticipate;
•	that prices of the instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect do not move together as expected;
•	that the skills needed to use these strategies are different than those needed to select portfolio securities;
•	the possible absence of a liquid secondary market for any particular instrument and, for exchange-traded instruments, possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;
•	that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited);
•	particularly in the case of privately-negotiated instruments, that the counterparty will not perform its obligations, which could leave a Fund worse off than if it had not entered into the position;

•	the inability to close out certain hedged positions to avoid adverse tax consequences, and the fact that some of these instruments may have uncertain tax implications for the Funds;
•	the fact that “speculative position limits” imposed by the CFTC and certain futures exchanges on net long and short positions may require the Funds to limit or unravel positions in certain types of instruments; the CFTC has recently adopted new rules that will apply a new aggregation standard for position limits purposes, which may further limit the Funds’ ability to trade futures contracts and swaps; and

•	the high levels of volatility some of these instruments may exhibit, in some cases due to the high levels of leverage an investor may achieve with them.

Emerging Market Risk :The Fund may have exposure to emerging markets. Investing in emerging markets will, among other things, expose the Fund to all the risks described below in the Foreign Investments Risk section, and you should review that section carefully. However, there are greater risks involved in investing in emerging market countries and/or their securities markets than there are in more developed countries and/or markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. The Fund may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.
Foreign Investments Risk: A Fund’s investments in foreign instruments, including depositary receipts, involve risks not associated with investing in U.S. instruments. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign instruments, among others, include:

•	Counterparty Risk: A Fund may enter into foreign investment instruments with a counterparty, which will subject the Fund to counterparty risk (see “Counterparty Risk” above).

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•	Currency Risk: The risk that changes in currency exchange rates will negatively affect instruments denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Funds’ investments in instruments denominated in a foreign currency or may widen existing losses. To the extent that a Fund is invested in foreign instruments while also maintaining currency positions, it may be exposed to greater combined risk. A Fund’s net currency positions may expose it to risks independent of its securities positions.
•	Geographic Risk: If a Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.
•	Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s foreign investments, potentially including expropriation and nationalization, confiscatory taxation, and the potential difficulty of repatriating funds to the United States.
•	Regulatory Risk: Issuers of foreign instruments and foreign instruments markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.
•	Transaction Costs Risk: The costs of buying and selling foreign instruments, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.
•	Use of Foreign Currency Forward Agreements: Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause a Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Forward and Futures Contract Risk: As described in the “Principal Investment Strategies” section for each Fund, a Fund may invest in futures and/or forward contracts. The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts, which may adversely affect a Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Hedging Transactions Risk: The Adviser , from time to time, employs various hedging techniques. The success of a Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.
Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a Fund from achieving the intended hedge or expose a Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. The Adviser may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Adviser may not anticipate a particular risk so as to hedge against it effectively. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.
High Portfolio Turnover Risk: To the extent that the Fund makes invesments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and may cause higher levels of current tax liability to shareholders in the Fund.
Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange -traded funds ("ETFs"), are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Leverage Risk: If a Fund makes investments in futures contracts, forward contracts, options, swaps and other derivative instruments, the futures contracts, forward contracts, options, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a Fund uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the Fund. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a Fund to pay interest.

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Manager Risk: If a Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Market Risk: Each Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Mid Cap Securities Risk : The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.
Model and Data Risk :Given the complexity of the investments and strategies of each Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging a Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose a Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

Some of the models used by the Adviser for one or more Funds are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for a Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.
New Fund Risk: The Fund is newly-formed. Accordingly, investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.
Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.
Small Cap Securities Risk: A Fund may invest its assets in the stocks of companies with smaller market capitalizations. While the Adviser believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.
Swap Agreements Risk: Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the other party to the agreement.
Tax-Managed Investment Risk : Market conditions may limit a Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. The tax-managed strategy may affect investment decisions made for a Fund. For example, each Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. Each Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although each Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of a Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Each Fund’s tax-sensitive investment strategy involves active management and the Fund can realize capital gains.
Taxes on investment are minimized by investing primarily in lower-yielding securities and/or stocks that pay dividends that qualify for favorable federal tax treatment. Qualified dividend income received by individual shareholders is taxed at rates equivalent to the federal long-term capital gains rate (at a maximum of 20%), rather than the tax rates applicable to ordinary income (at a maximum of 39.6%), provided certain holding periods and other conditions are satisfied. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. Each Fund may invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates. For any year, so long as a Fund’s fully taxable ordinary income and net realized short-term gains are offset by expenses of the Fund, all of the Fund’s income distributions

AQR Funds	85	Prospectus

would be characterized as tax-favored dividends. Taxes on realized capital gains are minimized by minimizing the sale of securities’ holdings with large accumulated gains and avoiding net realized short-term capital gains. Other techniques may include selecting the most tax-favored share lots when selling appreciated stocks and when appropriate, selling stocks trading below costs to realize losses. Selective use of tax-advantaged hedging techniques as an alternative to taxable sales may also be used.
Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.
Volatility Risk: A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

The Funds may also be subject to certain other risks associated with its investments and investment strategies, including:

Securities Lending Risk (all Funds): A Fund’s risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each of the Funds is responsible for any loss that might result from its investment of the borrower’s collateral.
Mid Cap Securities Risk (AQR International Core Equity Fund): The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

AQR Funds	86	Prospectus

Portfolio Holdings Disclosure
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.
The Adviser may make available certain information about each Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, the Fund’s portfolio characteristics data; the Fund’s country, currency and sector exposures; and a Fund’s performance attribution, including contributors/ detractors to Fund performance, by posting such information to the Fund’s website (www.aqrfunds.com) or upon reasonable request made to the Fund or the Adviser.
Change in Objective
Each Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in a Fund’s investment objective.

AQR Funds	87	Prospectus

Management of the Funds

The Trust is organized as a Delaware statutory trust and is governed by a Board of Trustees that is responsible for overseeing all business activities of the Trust.

The Funds’Adviser is AQR Capital Management, LLC, a Delaware limited liability company formed in 1998. Subject to the overall authority of the Board of Trustees, the Adviser furnishes continuous investment supervision and management to the Funds’ portfolios and also furnishes office space, equipment, and management personnel. The Adviser’s address is Two Greenwich Plaza, Greenwich, CT 06830.

The Adviser is an investment management firm that employs a disciplined multi-asset, global research process. (AQR stands for Applied Quantitative Research). Until the launch of the AQR Funds in January 2009, the Adviser’s investment products have been primarily provided through a limited set of collective investment vehicles and separate accounts that utilize all or a subset of the Adviser’s investment strategies. The Adviser also serves as a sub-adviser to several registered investment companies. These investment products range from aggressive, high volatility and market-neutral alternative strategies, to low volatility, more traditional benchmark-driven products. The Adviser and its affiliates had approximately $98.2 billion in assets under management as of December 31, 2013.

Investment decisions are made by the Adviser using a series of global asset allocation, arbitrage, and security selection models, and implemented using proprietary trading and risk-management systems. The Adviser believes that a systematic and disciplined process is essential to achieving long-term success in investment and risk management. The principals of the Adviser have been pursuing the research supporting this approach since the late 1980s, and have been implementing this approach in one form or another since 1993. The research conducted by principals and employees of the Adviser has been published in a variety of professional journals since 1991. Please see the Adviser’s website (www.aqr.com) for additional information regarding the published papers written by the Adviser’s principals and other personnel.

The Adviser’s founding principals, Clifford S. Asness, Ph.D., M.B.A., David G. Kabiller, CFA, Robert J. Krail, and John M. Liew, Ph.D., M.B.A., and several colleagues founded the Adviser in January 1998. Each of the Adviser’s founding principals was formerly at Goldman Sachs, & Co., where Messrs. Asness, Krail, and Liew comprised the senior management of the Quantitative Research Group at Goldman Sachs Asset Management (GSAM). At GSAM, the team managed both traditional (managed relative to a benchmark) and non-traditional (managed seeking absolute returns) mandates. The founding principals formed the Adviser to build upon the success achieved at GSAM while enabling key professionals to devote a greater portion of their time to research and investment product development. The Adviser manages assets for institutional investors both in the United States and globally. The Adviser is based in Greenwich, Connecticut and employs approximately 413 people as of the date of this prospectus.
Advisory Agreement
For serving as investment adviser, the Adviser is entitled to receive an advisory fee from each Fund, as reflected below and expressed as a percentage of average daily net assets.

Fund
AQR Core Equity Fund	0.30%
AQR Small Cap Core Equity Fund	0.45%
AQR International Core Equity Fund	0.40%
AQR Momentum Fund	0.25%
AQR Small Cap Momentum Fund	0.35%
AQR International Momentum Fund	0.35%
AQR Tax-Managed Momentum Fund	0.30%
AQR Tax-Managed Small Cap Momentum Fund	0.40%
AQR Tax-Managed International Momentum Fund	0.40%
AQR U.S. Defensive Equity Fund	0.25%
AQR International Defensive Equity Fund	0.35%
AQR Emerging Defensive Equity Fund	0.55%
AQR Global Equity Fund	0.40%
AQR International Equity Fund	0.45%

For the fiscal period of January 1, 2013 to September 30, 2013, the Adviser received from each Fund the following aggregate investment advisory fee as a percentage of average daily net assets. The following reflects any reductions to a Fund’s contractual investment advisory fee shown above for any investment advisory fees waived by the Adviser pursuant to the Fee Waiver Agreement described below.

Fund
AQR Core Equity Fund*	0.00%
AQR Small Cap Core Equity Fund*	0.00%
AQR International Core Equity Fund*	0.00%
AQR Momentum Fund	0.25%
AQR Small Cap Momentum Fund	0.34%

AQR Funds	88	Prospectus

Fund
AQR International Momentum Fund	0.35%
AQR Tax-Managed Momentum Fund	0.00%
AQR Tax-Managed Small Cap Momentum Fund	0.00%
AQR Tax-Managed International Momentum Fund	0.00%
AQR U.S. Defensive Equity Fund	0.07%
AQR International Defensive Equity Fund	0.00%
AQR Emerging Defensive Equity Fund	0.00%
AQR Global Equity Fund	0.40%
AQR International Equity Fund	0.45%

*Fund commenced operations on March 26, 2013
A discussion regarding the basis for the Board of Trustees’approval of the AQR Global Equity Fund’s, the AQR International Equity Fund’s, the AQR Momentum Fund’s, the AQR Small Cap Momentum Fund’s, the AQR International Momentum Fund’s, the AQR Tax-Managed Momentum Fund’s, the AQR Tax-Managed Small Cap Momentum Fund’s, the AQR Tax-Managed International Momentum Fund’s, the AQR Core Equity Fund’s, the AQR Small Cap Core Equity Fund’s and the AQR International Core Equity Fund’s current Advisory Agreement with the Adviser is available in the Funds’ semi-annual report to shareholders for the period ended June 30, 2013.
A discussion regarding the basis for the Board of Trustees’ approval of the AQR U.S. Defensive Equity Fund’s, the AQR International Defensive Equity Fund’s and the AQR Emerging Defensive Equity Fund’s current Advisory Agreement with the Adviser is available in the Funds’ annual report to shareholders for the period ended December 31, 2012.
Fee Waiver Agreement
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses of the Class I, Class N and Class L Shares to the extent that the annual ordinary operating expenses of the Class I Shares, Class N Shares or Class L Shares, exclusive of certain expenses, exceed the following percentages of the average daily net assets of that class (the “Fee Waiver Agreement”):

Class I Shares

Fund
AQR U.S. Defensive Equity Fund	0.49%
AQR International Defensive Equity Fund	0.65%
AQR Emerging Defensive Equity Fund	0.90%
AQR Global Equity Fund	0.90%
AQR International Equity Fund	0.95%

Class N Shares

Fund
AQR Core Equity Fund	0.79%
AQR Small Cap Core Equity Fund	1.00%
AQR International Core Equity Fund	0.95%
AQR Momentum Fund	0.74%
AQR Small Cap Momentum Fund	0.90%
AQR International Momentum Fund	0.90%
AQR Tax-Managed Momentum Fund	0.79%
AQR Tax-Managed Small Cap Momentum Fund	0.95%
AQR Tax-Managed International Momentum Fund	0.95%
AQR U.S. Defensive Equity Fund	0.74%
AQR International Defensive Equity Fund	0.90%
AQR Emerging Defensive Equity Fund	1.15%
AQR Global Equity Fund	1.20%
AQR International Equity Fund	1.25%

Class L Shares:

Fund
AQR Core Equity Fund	0.54%
AQR Small Cap Core Equity Fund	0.75%

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Fund
AQR International Core Equity Fund	0.70%
AQR Momentum Fund	0.49%
AQR Small Cap Momentum Fund	0.65%
AQR International Momentum Fund	0.65%
AQR Tax-Managed Momentum Fund	0.54%
AQR Tax-Managed Small Cap Momentum Fund	0.70%
AQR Tax-Managed International Momentum Fund	0.70%

The Fee Waiver Agreement for the Class I Shares, Class N Shares and Class L Shares of the Funds, except for the AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund, is effective through January 28, 2015. The Fee Waiver Agreement for the AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund is effective through April 30, 2015.
The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act and does not extend to interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year. For the fiscal period of January 1, 2013 through September 30, 2013, the Adviser recaptured fees waived and/or expenses reimbursed in an amount equal to 0.02% of average daily net assets of each of the AQR Global Equity Fund and the AQR International Equity Fund.
Portfolio Managers
Each Fund is managed by a team of investment professionals. The name of each portfolio manager responsible for the oversight of each Fund is outlined below:

Fund	Portfolio Managers
Core Equity Funds
AQR Core Equity Fund	Clifford S. Asness, Ph.D., M.B.A.
AQR Small Cap Core Equity Fund	Jacques A. Friedman, M.S.
AQR International Core Equity Fund	Ronen Israel, M.A.
Andrea Frazzini, Ph.D., M.S.

Momentum Funds
AQR Momentum Fund	Clifford S. Asness, Ph.D., M.B.A.
AQR Small Cap Momentum Fund	Jacques A. Friedman, M.S.
AQR International Momentum Fund	Ronen Israel, M.A.
AQR Tax-Managed Momentum Fund	Lars N. Nielsen, M.Sc.
AQR Tax-Managed Small Cap Momentum Fund	Andrea Frazzini, Ph.D., M.S.
AQR Tax-Managed International Momentum Fund

Defensive Equity Funds
AQR U.S. Defensive Equity Fund	Jacques A. Friedman, M.S.
AQR International Defensive Equity Fund	Lars N. Nielsen, M.Sc.
AQR Emerging Defensive Equity Fund	Andrea Frazzini, Ph.D., M.S.
Hoon Kim, Ph.D., M.B.A., CFA

International and Global Equity Funds
AQR Global Equity Fund*	Clifford S. Asness, Ph.D., M.B.A.
AQR International Equity Fund*	John M. Liew, Ph.D., M.B.A.
Ronen Israel, M.A.
Oktay Kurbanov, M.B.A.
Lars N. Nielsen, M.Sc.

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* Each of Messrs. Asness, Liew, Israel, Kurbanov and Nielsen served as portfolio managers of (i) the privately offered fund which was reorganized into the AQR Global Equity Fund from June 2006, the commencement of operations, through December 31, 2009, the date the privately offered fund was reorganized into the AQR Global Equity Fund; and (ii) the privately offered fund which was reorganized into the AQR International Equity Fund from July 2004, the commencement of operations, through August 28, 2009, the date the privately offered fund was reorganized into the AQR International Equity Fund.
The portfolio managers of each Fund are jointly and primarily responsible for overseeing the day-to-day management of the Fund, as well as setting the Funds’ overall investment strategy. Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.
Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.
John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Jacques A. Friedman, M.S., is a Principal of the Adviser. Mr. Friedman joined the Adviser at its inception in 1998 and heads its Global Stock Selection team, overseeing research and portfolio management. He earned a B.S. in applied mathematics from Brown University and an M.S. in applied mathematics from the University of Washington.

Ronen Israel, M.A., is a Principal of the Adviser. Mr. Israel joined the Adviser in 1999 and heads its Global Alternative Premia group, focusing on portfolio management and research. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.
Oktay Kurbanov, M.B.A., is a Principal of the Adviser. Mr. Kurbanov joined the Adviser at its inception in 1998 and runs the portfolio management team within the Global Asset Allocation group. He earned a B.S. in physics and mathematics from the University of Michigan, and an M.B.A. from the Stern School of Business at New York University.

Lars N. Nielsen, M.Sc., is a Principal of the Adviser. Mr. Nielsen joined the Adviser in 2000, oversees research in the Global Stock Selection and Global Asset Allocation teams, and is a part of the portfolio management teams for several hedge funds and long-only portfolios. He earned a B.Sc. and M.Sc. in economics from the University of Copenhagen.

Andrea Frazzini, Ph.D., M.S., is a Vice President of the Adviser.Dr. Frazzini joined the Adviser in 2008 and develops quantitative models for its Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.
Hoon Kim, Ph.D., M.B.A., CFA, is a Vice President of the Adviser.Dr. Kim joined the Adviser in 2005 and develops quantitative models and oversees portfolio management for its Global Stock Selection team. Dr. Kim earned a B.A. in business administration from Yonsei University in South Korea and an M.B.A. and Ph.D. in business and accounting from Carnegie Mellon University. He is a CPA (in Korea) and a CFA charterholder.

From time to time, a manager, analyst, or other employee of the Adviser or any of their affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Adviser or any other person within the Adviser’s organization. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of a Fund.
The Adviser has developed the AQR Momentum Index, the AQR Small Cap Momentum Index and the AQR International Momentum Index (collectively, the “AQR Momentum Indices”), each of which has a methodology similar to that of the AQR Tax-Managed Momentum Fund, the AQR Tax-Managed Small Cap Momentum Fund and the AQR Tax-Managed International Momentum Fund, respectively. The AQR Momentum Index is a capitalization-weighted index designed to measure the performance of large and mid-cap U.S. stocks with positive momentum. The AQR Small Cap Momentum Index is a capitalization-weighted index designed to measure the performance of small-cap U.S. stocks with positive momentum and the AQR International Momentum Index is a capitalization-weighted index designed to measure the performance of stocks with positive momentum in developed markets outside of the U.S. You cannot invest directly in the AQR Momentum Indices. For details regarding the AQR Momentum Indices, please see www.aqrindex.com.

AQR Funds	91	Prospectus

Performance of Related Funds and Accounts
As of the date of this prospectus, the Adviser manages certain other funds or separately managed accounts (each, an “Account” and collectively referred to herein as the “Accounts”) with investment objectives, policies and strategies substantially similar to those of the AQR Tax-Managed Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR U.S. Defensive Equity Fund and AQR Emerging Defensive Equity Fund, as applicable, each of which Fund has less than a three year operating history. The Adviser is a registered investment adviser and the individuals responsible for the management of each Account are the same individuals responsible for the management of the applicable Fund. The performance of the Accounts does not represent the past performance of the applicable Fund and you should not consider the past performance of the Accounts as indicative of the future performance of the applicable Fund.
For the AQR Tax-Managed Small Cap Momentum Fund, AQR U.S. Defensive Equity Fund and AQR Emerging Defensive Equity Fund, the following tables set forth performance data relating to each of the Accounts, which include all of the funds and accounts managed by the Adviser with investment objectives, policies and strategies substantially similar to the applicable Fund and that have at least a full calendar year of performance. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against an appropriate index, and does not represent the performance of the Funds. The performance of a Fund may be better or worse than the performance of the applicable Accounts due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes and cash flows. In addition, with respect to the AQR Emerging Defensive Equity Fund and AQR Tax-Managed Small Cap Momentum Fund, all or some of the applicable Accounts are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the AQR Emerging Defensive Equity Fund and the AQR Tax-Managed Small Cap Momentum Fund by the 1940 Act and Subchapter M of the Code. Consequently, with respect to the AQR Emerging Defensive Equity Fund and AQR Tax-Managed Small Cap Momentum Fund, the performance results for the Accounts expressed below could have been adversely affected if they had been regulated as investment companies under the federal securities and tax laws.
Investors should not rely on this information as an indication of actual or future performance of a Fund. Performance results fluctuate, and there can be no assurance that objectives will always be achieved. Other methods of computing returns may produce different results, and the results for different periods will vary.
Performance of Accounts Related to AQR Tax-Managed Momentum Fund
For the AQR Tax-Managed Momentum Fund, the only Account managed by the Adviser with substantially similar investment objectives, policies and strategies, is the AQR Momentum Fund, a series of the Trust. For performance information on the AQR Momentum Fund, please see page 14 of this prospectus.
Performance of Accounts Related to AQR Tax-Managed Small Cap Momentum Fund
The chart below shows the historical performance of the Adviser’s Small Cap Momentum Composite. The manner in which the performance was calculated for this Composite differs from that of registered mutual funds such as the Fund. The Composite performance data was calculated in compliance with the Global Investment Performance Standards (GIPS). The performance results are presented both net of fees and gross of fees, and in USD, from year to year and the performance is compared to a market index over various periods of time. Gross of fee returns are calculated (i) gross of investment advisory fees (including performance-based fees); (ii) gross of administrative expenses; (iii) net of all withholding taxes on foreign dividends; and (iv) net of trading expenses. Administrative expenses are defined for GIPS purposes as all fees other than trading transaction costs and investment advisory fees and include custody fees, accounting fees, auditing fees, consulting fees, legal fees, and other related fees. Net of fee returns are calculated (i) net of trading expenses; (ii) net of representative investment advisory fees (including performance-based fees), or the aggregate of investment advisory and shareholder servicing fees paid to the investment adviser (where applicable), corresponding to that of the highest rate charged to a constituent within the Composite; (iii) net of all withholding taxes on foreign dividends; and (iv) gross of administrative expenses. The fees and expenses associated with an investment in certain accounts/funds included in the Composite are lower than the fees and expenses (after taking into account the Fee Waiver Agreement) associated with an investment in the Fund, so that if the Composite’s expenses were adjusted for the Fund’s expenses, its net of fee performance would have been lower during the periods shown.
Prior Performance of Similar Accounts

Average Annual Returns For the Periods Ended 12/31/13	1 Year	Since Inception (7/31/2009)
Small Cap Momentum Composite Performance – Gross [1,2]	45.76%	21.31%
Small Cap Momentum Composite Performance – Net [1,2]	45.05%	20.71%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	19.75%

1Composite returns are calculated in compliance with GIPS® standards on a trade date basis, and include accrued income and capital gains. Monthly composite returns are asset weighted based on the constituents' month-beginning NAV. Separately managed accounts are re-valued intra-month when a cash flow in excess of 100 basis points of the month-beginning NAV occurs. AQR uses the Modified Dietz calculation methodology when calculating monthly returns for separately managed accounts that experience cash flows that are below 100 basis points of the month-beginning NAV.Mutual funds are valued daily and gross of fees returns are calculated gross of the expense cap representing the annual expense limitation of the fund. Net returns are calculated based on the highest paying composite constituent’s fee schedule.
2The Composite includes a registered mutual fund.
Performance of Accounts Related to AQR Tax-Managed International Momentum Fund

AQR Funds	92	Prospectus

For the AQR Tax-Managed International Momentum Fund, the only Account managed by the Adviser with substantially similar investment objectives, policies and strategies, is the AQR International Momentum Fund, a series of the Trust. For performance information on the AQR International Momentum Fund, please see page 23 of this prospectus.
Performance of Accounts Related to AQR U.S. Defensive Equity Fund
The chart below shows the historical performance of the Adviser’s U.S. Defensive Equity Composite. The manner in which the performance was calculated for this Composite differs from that of registered mutual funds such as the Fund. The Composite performance data was calculated in compliance with the Global Investment Performance Standards (GIPS). The performance results are presented both net of fees and gross of fees, and in USD, from year to year and the performance is compared to a market index over various periods of time. Gross of fee returns are calculated (i) gross of investment advisory fees (including performance-based fees); (ii) gross of administrative expenses; (iii) net of all withholding taxes on foreign dividends; and (iv) net of trading expenses. Administrative expenses are defined for GIPS purposes as all fees other than trading transaction costs and investment advisory fees and include custody fees, accounting fees, auditing fees, consulting fees, legal fees, and other related fees. Net of fee returns are calculated (i) net of trading expenses; (ii) net of representative investment advisory fees (including performance-based fees), or the aggregate of investment advisory and shareholder servicing fees paid to the investment adviser (where applicable), corresponding to that of the highest rate charged to a constituent within the Composite; (iii) net of all withholding taxes on foreign dividends; and (iv) gross of administrative expenses. The fees and expenses associated with an investment in certain accounts/funds included in the Composite are lower than the fees and expenses (after taking into account the Fee Waiver Agreement) associated with an investment in the Fund, so that if the Composite’s expenses were adjusted for the Fund’s expenses, its net of fee performance would have been lower during the periods shown.
Prior Performance of Similar Accounts

Average Annual Returns For the Periods Ended 12/31/13	1 Year	Since Inception (2/28/2011)
U.S. Defensive Equity Composite Performance – Gross [1,2]	30.34%	18.35%
U.S. Defensive Equity Composite Performance – Net [1,2]	30.09%	18.12%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	14.92%

1Composite returns are calculated in compliance with GIPS® standards on a trade date basis, and include accrued income and capital gains. Monthly composite returns are asset weighted based on the constituents' month-beginning NAV. Separately managed accounts are re-valued intra-month when a cash flow in excess of 100 basis points of the month-beginning NAV occurs. AQR uses the Modified Dietz calculation methodology when calculating monthly returns for separately managed accounts that experience cash flows that are below 100 basis points of the month-beginning NAV.Mutual funds are valued daily and gross of fees returns are calculated gross of the expense cap representing the annual expense limitation of the fund. Net returns are calculated based on the highest paying composite constituent’s fee schedule.
2 The Composite is comprised of a registered mutual fund.
Performance of Accounts Related to AQR Emerging Defensive Equity Fund
The chart below shows the historical performance of the Adviser’s Emerging Defensive Equity Composite. The manner in which the performance was calculated for this Composite differs from that of registered mutual funds such as the Fund. The Composite performance data was calculated in compliance with the Global Investment Performance Standards (GIPS). The performance results are presented both net of fees and gross of fees, and in USD, from year to year and the performance is compared to a market index over various periods of time. Gross of fee returns are calculated (i) gross of investment advisory fees (including performance-based fees); (ii) gross of administrative expenses; (iii) net of all withholding taxes on foreign dividends; and (iv) net of trading expenses. Administrative expenses are defined for GIPS purposes as all fees other than trading transaction costs and investment advisory fees and include custody fees, accounting fees, auditing fees, consulting fees, legal fees, and other related fees. Net of fee returns are calculated (i) net of trading expenses; (ii) net of representative investment advisory fees (including performance-based fees), or the aggregate of investment advisory and shareholder servicing fees paid to the investment adviser (where applicable), corresponding to that of the highest rate charged to a constituent within the Composite; (iii) net of all withholding taxes on foreign dividends; and (iv) gross of administrative expenses. The fees and expenses associated with an investment in certain accounts/funds included in the Composite are lower than the fees and expenses (after taking into account the Fee Waiver Agreement) associated with an investment in the Fund, so that if the Composite’s expenses were adjusted for the Fund’s expenses, its net of fee performance would have been lower during the periods shown.
Prior Performance of Similar Accounts

Average Annual Returns For the Periods Ended 12/31/13	1 Year	Since Inception (7/31/2012)
Emerging Defensive Equity Composite Performance – Gross [1,2]	-4.37%	2.87%
Emerging Defensive Equity Composite Performance – Net [1,2]	-5.13%	2.05%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-2.60%	6.03%

1 Composite returns are calculated in compliance with GIPS® standards on a trade date basis, and include accrued income and capital gains. Monthly composite returns are asset weighted based on the constituents' month- beginning NAV. Separately managed accounts are re-valued intra-month when a cash flow in excess of 100 basis points of the month-beginning NAV occurs. AQR uses the Modified Dietz calculation methodology when calculating

AQR Funds	93	Prospectus

monthly returns for separately managed accounts that experience cash flows that are below 100 basis points of the month-beginning NAV.Mutual funds are valued daily and gross of fees returns are calculated gross of the expense cap representing the annual expense limitation of the fund. Net returns are calculated based on the highest paying composite constituent’s fee schedule.
2 The Composite comprises one or more funds/accounts that, unlike the AQR Emerging Defensive Equity Fund, are managed without the same regard for the impact of taxes. As a result, performance between the accounts may vary based on this difference in strategy.

The Adviser claims compliance with the Global Investment Performance Standards (GIPS). For GIPS purposes, the Adviser defines the “Firm” as entities controlled by or under common control with the Adviser (including voting power). The Firm is comprised of the Adviser, CNH Partners, LLC (“CNH”) and AQR Re Ltd. (AQR Re). The Firm links monthly returns geometrically to produce an accurate time-weighted rate of return. Composite returns are asset-weighted. Additional Information regarding the Firm’s policies on fees and the calculation of investment performance is available upon request.

AQR Funds	94	Prospectus

Investing With the AQR Funds

The AQR Global Equity Fund and AQR International Equity Fund offer Class I, Class N, Class R6 and Class Y Shares. The AQR U.S. Defensive Equity Fund, AQR International Defensive Equity Fund and AQR Emerging Defensive Equity Fund offer Class I and Class N Shares. The AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund offer Class L and Class N Shares. Each class of a Fund’s shares has a pro rata interest in the Fund’s investment portfolio, but differs as to expenses, distribution arrangements and the types of investors who may be eligible to invest in the share class. This prospectus describes the Class I Shares, Class N Shares and Class L Shares of the Funds. The Class R6 and Class Y Shares of the AQR Global Equity Fund and the AQR International Equity Fund are offered in a separate prospectus. Call 1-866-290-2688 to obtain more information concerning the Funds’ other share classes, including the prospectuses for these other share classes.

Prior to investing, non-U.S. residents should consult a qualified tax and/or legal adviser about whether purchasing shares of a Fund is a suitable investment given legal and tax ramifications; some non-U.S. persons may not be permitted to invest in a Fund, depending on applicable laws and regulations. In addition, investors from countries that are members of the European Union are not permitted to invest in any Fund without the prior consent of the Fund.
ELIGIBILITY TO BUY CLASS I, CLASS N AND CLASS L SHARES
INVESTMENT MINIMUMS:
Each Fund’s Class I, Class N and Class L Shares (as applicable) are offered to investors subject to the minimums specified below.
The minimum initial account size is $5,000,000 for Class I Shares and Class L Shares and $1,000,000 for Class N Shares. This minimum requirement may be modified or reduced with respect to certain eligibility groups as indicated in the following table:

Minimum Investment
Eligibility Group	Class I	Class N	Class L
Institutional investors such as qualified retirement plans	$100,000 *	None	None
Fee-based and discretionary accounts and programs offered by certain financial intermediaries, such as registered investment advisers, broker-dealers, bank trust departments, wrap fee programs and unified managed accounts	$100,000 *	None	None
Investors who are not eligible for a reduced minimum	$5,000,000 *	$1,000,000 *	$5,000,000 *
* Investors may aggregate accounts for purposes of determining whether the above minimum requirements have been met. Investors may also enter into a letter of intent indicating that they intend to meet the minimum investment requirements within an 18-month period.

There is no minimum initial account size in Class I, N and L Shares for : (i) investors that owned Class I or N Shares prior to October 31, 2010 or Class L Shares prior to August 11, 2010; (ii) tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans; (iii) employees of the Adviser and affiliates, trustees and officers of the Trust and members of their immediate families; and (iv) investment professionals, employees of broker-dealers or other financial intermediaries, and their immediate family members.

Some financial intermediaries may impose different or additional eligibility and minimum investment requirements. The Funds have the discretion to further modify, waive or reduce the above minimum investment requirements for Class I, Class N and Class L Shares.
There is no minimum subsequent investment amount for Class I, Class N or Class L Shares.
The Funds reserve the right to refuse any request to purchase shares.
TYPES OF ACCOUNTS—CLASS I SHARES, CLASS N SHARES AND CLASS L SHARES
You may set up your account in any of the following ways:
Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts can have two or more owners, and provide for rights of survivorship.
Gift or Transfer to a Minor (UGMA, UTMA). These gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of the account once he/she reaches the age of majority. Your application should include the minor’s social security number.
Trust for Established Employee Benefit or Profit-Sharing Plan. The trust or plan must be established before you can open an account and you must include the date of establishment of the trust or plan on your application.
Business or Organization. You may invest money on behalf of a corporation, association, partnership or similar institution. You should include a certified resolution with your application that indicates which officers are authorized to act on behalf of the entity.
Retirement or Education. A qualified retirement account enables you to defer taxes on investment income and capital gains. Your contributions may be tax-deductible. For detailed information on the tax advantages and consequences of investing in individual retirement accounts (IRAs) and retirement plan accounts, please consult your tax advisor. The types of IRAs available to you are: Traditional IRA, Roth IRA, Rollover IRA, SIMPLE IRA, and Coverdell Education Savings Account (formerly called an Education IRA).

AQR Funds	95	Prospectus

The IRA and Coverdell Education Savings Account custodian charges an annual maintenance fee (currently $15.00) per IRA or ESA holder.
The Funds may be used as an investment in other kinds of retirement plans, including, but not limited to, Keogh plans maintained by self-employed individuals or owner-employees, traditional pension plans, corporate profit-sharing and money purchase pension plans, section 403(b)(7) custodial tax-deferred annuity plans, other plans maintained by tax-exempt organizations, cash balance plans and any and all other types of retirement plans. All of these accounts need to be established by the plan’s trustee and the plan’s trustee should contact the Funds regarding the establishment of an investment relationship.
SHARE PRICE
Net Asset Value. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of that Fund, is called the Fund’s net asset value (“NAV”) per share. Each Fund’s NAV per share is computed as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading (a Business Day). Each Fund determines an NAV per share for each class of its shares. If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV per share of a Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made.
The value of each Fund’s investments is generally determined based on readily available market quotations. The Funds may use pricing services to obtain readily available market quotations. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates value. Futures contracts are generally valued at the last quoted sales price on the application valuation date.
Foreign markets may be open at different times and on different days than the NYSE, meaning that the value of the Funds’ shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern time).

Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board of Trustees(the “Trust’s Valuation Procedures”). The Board of Trustees has authorized the Adviser to establish a valuation committee (the “Valuation Committee”) for the Funds to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with the Trust’s Valuation Procedures. It is the role of the Valuation Committee to determine the fair value of portfolio holdings. When a security’s fair value is determined, the valuation may differ depending on the valuation method used by the Valuation Committee. Shareholders who purchase or redeem shares when the value of one or more securities in a Fund’s portfolio have been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they would have if the securities had not been valued using the fair valuation procedures.
The Funds normally value equity securities and futures contracts primarily traded on North American, Central American, South American and Caribbean markets as described above. However, the Funds have implemented and normally use fair value pricing on a daily basis for all equity securities that are not primarily traded on North American, Central American, South American and Caribbean markets because trading in these securities typically is completed at times that vary significantly from the closing of the NYSE. This fair value pricing process for foreign equity securities uses the quotations of an independent pricing service to value each such security unless (i) the pricing service does not provide prices for the security, in which event the Fund may use market value or fair value in accordance with the Trust’s Valuation Procedures or (ii) the Adviser determines that : (a) a quote provided by the service does not accurately reflect the value of the security; and (b) the use of another fair valuation methodology is appropriate. This policy is designed to help ensure that the Funds’NAV per share appropriately reflect their investments’ values at the time of pricing.
Futures contracts that are not primarily traded on North American, Central American, South American and Caribbean markets are normally valued at the settlement price of the exchange on which it is traded. If the Funds or the Adviser determine that the settlement price of the foreign exchange is not reliable, the futures contract will be valued based on its fair value as determined in accordance with the Trust’s Valuation Procedures.

Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Equity,total return and commodity swap contracts are valued at fair value, based on the price of the underlying referenced instrument. Credit default swaps are valued daily primarily using independent pricing services or market makers. Interest rate swap contracts are valued at fair value as determined by an independent pricing service based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

You may obtain information as to a Fund’s current NAV per share by visiting the Funds’ website at www.aqrfunds.com or by calling (866) 290-2688.

GENERAL PURCHASING POLICIES

•	You may purchase a Fund’s Class I Shares, Class N Shares and Class L Shares at the NAV per share next determined following receipt of your purchase order in good order by a Fund or an authorized financial intermediary or other agent of a Fund. A purchase, exchange or redemption order is in “good order” when a Fund, its Distributor and/or its agent, receives all required information, including properly completed and signed documents. Financial intermediaries authorized to accept purchase orders on behalf of a Fund are responsible for timely transmitting those orders to the Fund.

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•	You may purchase a Fund’s Class I Shares, Class N Shares and Class L Shares directly from the Fund or through certain financial intermediaries (and other intermediaries these firms may designate) without the imposition of any sales charges. See “How to Buy Class I Shares, Class N Shares and Class L Shares.”
•	Once a Fund accepts your purchase order, you may not cancel or revoke it; however, you may redeem the shares. A Fund is deemed to have received a purchase or redemption order when an authorized financial intermediary (or its authorized designee) receives the order. A Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 10 days.
•	Each Fund reserves the right to cancel any purchase or exchange order it receives if the Trust believes that it is in the best interest of the Fund’s shareholders to do so.

•	Financial intermediaries purchasing a Fund’s shares on behalf of its customers must pay for such shares by the time designated by agreement between the Fund and the financial intermediary, which is generally on the first business day following the receipt of the order. When authorized by the Trust, certain financial intermediaries may be permitted to delay payment for purchases, but in no case later than the third business day following the receipt of the order. If payment is not received by this time, the order may be canceled. The financial intermediary or the underlying customer is responsible for any costs or losses incurred if payment is delayed or not received.

GENERAL REDEMPTION POLICIES
•	You may redeem a Fund’s Class I Shares, Class N Shares and Class L Shares at the NAV per share next-determined following receipt of your redemption order in good order by the Fund or an authorized financial intermediary or other agent of the Fund.
•	The Funds cannot accept a redemption request that specifies a particular redemption date or price.
•	Once a Fund accepts your redemption order, you may not cancel or revoke it.
•	The Funds generally will transmit redemption proceeds within seven days after receipt of your redemption request. If you recently made a purchase, the Funds may withhold redemption proceeds until they are reasonably satisfied that they have received your payment. This confirmation process may take up to 10 days.
•	The Funds reserve the right at any time without prior notice to suspend, limit, modify or terminate any privilege, including the telephone exchange privilege, or its use in any manner by any person or class.
Redemption in Kind. The Funds generally intend to pay all redemptions in cash. Each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of marketable securities. Brokerage costs may be incurred by a shareholder who receives securities and desires to convert them to cash.
Excessive and Short-Term Trading. The Funds are intended for long-term investment purposes, and thus purchases, redemptions and exchanges of Fund shares should be made with a view toward long-term investment objectives. Excessive trading, short-term trading and other abusive trading activities may be detrimental to a Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative cost, harming Fund performance and diluting the value of shares. Such trading may also require a Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. If your investment horizon is not long-term, then you should not invest in the Funds.

The Board of Trustees has adopted policies and procedures that seek to discourage and not accommodate excessive or short-term trading activities. These policies and procedures include use of fair value pricing of international securities and periodic review of shareholder trading activity and provide each Fund with the ability to suspend or terminate telephone or internet redemption privileges and any exchange privileges. In addition, the Funds reserve the right to refuse any purchase or exchange request that, in the view of the Adviser, could adversely affect any Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive short-term trading, or any order that may be viewed as market-timing activity. With respect to the review of shareholder trading activity, the Funds have set and utilize a set of criteria believed to serve as a preliminary indicator of market-timing and/or excessive short-term trading activity (referred to herein, as “Shareholder Criteria”) and review each account meeting this criteria. If, after review of these accounts, the transaction history of an account appears to indicate excessive short-term trading or market timing, the Fund will work with the Fund’s Transfer Agent to restrict or prohibit further purchases or exchanges of shares for the account. In addition, if the transaction history of an omnibus account appears to indicate the possibility of excessive trading, short-term trading or market timing, the Fund or the Adviser may request underlying shareholder information from the financial intermediary associated with the omnibus account pursuant to Rule 22c-2 under the 1940 Act. Upon receipt of the underlying shareholder information from the financial intermediary, the Fund or the Adviser will review any of the underlying shareholder accounts meeting the Shareholder Criteria and if the transaction history of an underlying shareholder appears to indicate excessive trading, short-term trading or market timing, the Adviser may instruct the financial intermediary to restrict or prohibit further purchases or exchanges of Fund shares by the underlying shareholder.

Despite the Funds’ efforts to detect and prevent abusive trading activity, there can be no assurance that the Funds will be able to identify all of those who may engage in abusive trading and curtail their activity in every instance. In particular, it may be difficult to curtail such activity in certain omnibus accounts and other accounts traded through intermediaries, despite arrangements the Funds have entered into with the intermediaries to provide access to account level trading information. Omnibus accounts are comprised of multiple investors whose purchases, exchanges and redemptions are aggregated before being submitted to the Funds.

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OTHER POLICIES
No Certificates. The issuance of shares is recorded electronically on the books of the Funds. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. The Funds do not issue certificates representing shares of the Funds.
Frozen Accounts. The Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.
Small Account Policy. Each of the Funds reserve the right, upon 60 days’ written notice to:
(A) redeem, at NAV, the shares of any shareholder whose:
a.	with respect to Class I Shares, account(s) across all AQR Funds has a value of less than $1,000,000 in the aggregate of Class I Shares; or
b.	with respect to Class L Shares, account with a Fund has a value of less than $1,000 in Class L Shares; or

c.	with respect to Class N Shares, account with a Fund has a value of less than $1,000 in Class N Shares; other than as a result of a decline in the net asset value per share; or

(B) permit an exchange of Class I Shares for Class N Shares of the same Fund, if applicable.
This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder.
Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account(s) to the minimum amount specified above before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

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How to Buy Class I Shares, Class N Shares and Class L Shares
HOW TO BUY SHARES
You can open an account and make an initial purchase of shares of the Funds directly from the Funds or through certain financial intermediaries that have entered into appropriate arrangements with the Funds’Distributor, ALPS Distributors, Inc.

To open an account and make an initial purchase directly with the Funds, you can mail a check or other negotiable bank draft (payable to AQR Funds) in the applicable minimum amount, along with a completed and signed Account Application, to AQR Funds, AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. To obtain an Account Application, call (866) 290-2688 or download one from www.aqrfunds.com. A completed Account Application must include your valid taxpayer identification number. You may be subject to penalties if you falsify information with respect to your tax identification number.

Payment must be in U.S. dollars by a check drawn on a bank in the United States, wire transfer or electronic transfer. The Funds will not accept cash, traveler’s checks, starter checks, money orders, third party checks (except for properly endorsed IRA rollover checks), checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies. Shares purchased by checks that are returned will be canceled and you will be liable for any losses or fees incurred by the Fund or its agents, including bank handling charges for returned checks.

You may also purchase Fund shares by wire transfer from your bank account to your Fund account. To place a purchase by wire, please call (866) 290-2688 for more information.

After you have opened an account, you can make subsequent purchases of shares of the Funds through your financial intermediary or directly from the Funds, depending on where your account is established. To purchase shares directly by mail, send your instruction and a check to AQR Funds at AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.
Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in a Fund. The Funds have authorized certain financial intermediaries (such as broker-dealers, investment advisors or financial institutions) to accept purchase and redemption orders on behalf of the Funds. These financial intermediaries may charge their customers a transaction or service fee. The Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of a Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.
AUTOMATIC INVESTMENT PLAN

The Funds offer an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (866) 290-2688 if you would like more information.

CUSTOMER IDENTIFICATION PROGRAM
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Funds must obtain the following information for each person that opens a new account:
•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.
Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

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eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in the Funds online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (866) 290-2688 or visit www.aqrfunds.com.

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How to Redeem Class I Shares, Class N Shares and Class L Shares
You may normally redeem your shares on any Business Day, i.e., any day during which the NYSE is open for trading. Redemptions of Class I Shares, Class N Shares and Class L Shares are priced at the NAV per share next determined after receipt of a redemption request in good order by the Funds’Distributor, the Funds or an authorized agent of the Funds. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions, and will have its own procedures for arranging for redemptions of the Funds’ shares. If you have purchased your Fund shares through a financial intermediary, consult your intermediary for more information.

None of the Funds, the Adviser, the Distributor and the Transfer Agent of the Funds, nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine.

While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. The Funds will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.
BY TELEPHONE
You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to the Funds in order to add this option. The maximum amount that may be redeemed by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record or wired to a bank account previously designated on the Account Application.
BY MAIL

To redeem by mail, you must send a written request for redemption to the Funds, AQR Funds, P. O. Box 2248, Denver, CO 80201-2248. The Funds’Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply : (1) the redemption check is payable to the shareholder(s) of record; (2) the redemption check is mailed to the shareholder(s) at the address of record; (3) an application is on file with the Transfer Agent; and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

BY SYSTEMATIC WITHDRAWAL
You may elect to have monthly electronic transfers ($250 minimum) made to your bank account from your Funds account. Your Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.
RETIREMENT ACCOUNTS
To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEPIRA, 403(b) or other retirement account by telephone or via the Internet.
PAYMENTS OF REDEMPTION PROCEEDS
Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell shares or accurately determine the value of assets, or if the SEC orders the Funds to suspend redemptions or delay payment of redemption proceeds.
At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 10 days or more. The Funds intend to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. The Funds intend to pay cash for all shares redeemed, except in cases noted above under the heading “General Redemption Policies,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.
By Check
You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to the Funds, AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

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By ACH Transfer
If your bank account is ACH active, you may have your redemption proceeds sent to your bank account via ACH transfer.
By Wire Transfer
You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by the Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Funds for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Funds reserve the right to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to the Funds, AQR Funds, P. O. Box 2248, Denver, CO 80201-2248. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by the Funds.

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How to Exchange Class I Shares, Class N Shares and Class L Shares

You may exchange shares of a Fund for any class of shares of another Fund or any other series of the Trust (each, a “Series”), provided that you meet all eligibility requirements for investment in the particular class of shares. Exchanges may be made on any day during which the NYSE is open for trading. See “Investing with the AQR Funds” in this prospectus for more details.

Exchanges are priced at the NAV per share next determined after receipt of an exchange request in good order by the Funds’Distributor, the Funds or an authorized financial intermediary or other agent of the Funds. A financial intermediary may charge its customers a transaction or service fee in connection with exchanges, and will have its own procedures for arranging for exchanges of the Funds’ shares. If you have purchased your Fund shares through a financial intermediary, consult your intermediary for more information.
An exchange of shares of one Fund for shares of another Fund or Series is considered a sale and generally results in a capital gain or loss for federal income tax purposes, unless you are investing through an IRA, 401(k) or other tax-advantaged account. You should talk to your tax advisor before making an exchange.

None of the Funds, the Adviser, the Distributor and the Transfer Agent of the Funds, nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine, subject to applicable law.

While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone exchanges believed to be genuine. The Funds will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction and verifying the account name.
Always be sure to read the prospectus of the Fund or Series into which you are exchanging shares. To receive a current copy of the Fund’s or Series’ prospectus, please call 1-866-290-2688 or visit www.aqrfunds.com.
RESTRICTIONS
•	If you bought shares through a financial intermediary, contact your financial intermediary to learn which Funds, Series and share classes your financial intermediary makes available to you for exchanges.
•	Exchanges may be made only between accounts that have identical registrations.
•	Not all Funds offer all share classes.
•	You will generally be required to meet the minimum investment requirement for the class of shares of the share class into which your exchange is made.

•	Your exchange will also be subject to any other requirements of the Fund, Series or share class into which, or from which, you are exchanging shares, including the imposition of sales loads and/or subscription or redemption fees (if applicable).

•	The exchange privilege is not intended as a vehicle for short-term trading. The Funds or Series may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges.

•	Each Fund and Series reserves the right to cancel any purchase or exchange order it receives if the Trust believes that it is in the best interest of the Fund’s or Series’ (as applicable) shareholders to do so.

BY TELEPHONE
Contact your financial intermediary or, if you purchased your shares through the Distributor, you may exchange your shares by telephone if you choose that option on your Account Application by calling 1-866-290-2688. If you did not originally select the telephone option, you must provide written instructions to the Funds in order to add this option.
BY MAIL
Contact your financial intermediary or, if you purchased your shares through the Distributor, you must send a written request for exchange to the Funds at the following address:
AQR Funds
P.O. Box 2248
Denver, CO 80201-2248
BY SYSTEMATIC EXCHANGE PLAN
You may be permitted to schedule automatic exchanges of shares of a Fund for shares of other Funds or Series available for exchange. All requirements for exchanging shares described above apply to these exchanges. In addition:
•	Exchanges may be made monthly.
•	Each exchange must meet the applicable investment minimums for automatic investment plans (see “How to Buy Class I Shares, Class N Shares and Class L Shares”).
For more information, please contact your financial intermediary or the Funds.

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The Funds also reserve the right to permit exchanges of shares of a Fund for shares of another class of the same Fund.

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Rule 12B-1 Plan (Class N Shares)
The Board of Trustees has adopted a Rule 12b-1 Plan with respect to each Fund’s Class N Shares, if applicable. The Rule 12b-1 Plan provides that the distribution fee payable is up to 0.25% annually of the Fund’s average daily net assets for Class N Shares. The Rule 12b-1 Plan permits a Fund to make payments for activities designed primarily to result in the sale of the Funds’ Class N Shares. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Shareholder Services Agreement

In exchange for the Adviser providing, or arranging for the provision of, certain services to the shareholders of each Fund, the Trust has entered into a Shareholder Services Agreement with respect to the below listed Classes of Shares of each Fund. Under the Shareholder Services Agreement, each Fund pays the Adviser a fee as reflected below and expressed as a percentage of average daily net assets:

Fund and Class	Maximum Shareholder Services Fee (annually as a percentage of the Fund’s average daily net assets)
AQR Core Equity Fund
Class L	0.15%
Class N	0.15%
AQR Small Cap Core Equity Fund
Class L	0.15%
Class N	0.15%
AQR International Core Equity Fund
Class L	0.15%
Class N	0.15%
AQR Momentum Fund
Class L	0.15%
Class N	0.15%
AQR Small Cap Momentum Fund
Class L	0.15%
Class N	0.15%
AQR International Momentum Fund
Class L	0.15%
Class N	0.15%
AQR Tax-Managed Momentum Fund
Class L	0.15%
Class N	0.15%
AQR Tax-Managed Small Cap Momentum Fund
Class L	0.15%
Class N	0.15%
AQR Tax-Managed International Momentum Fund
Class L	0.15%
Class N	0.15%
AQR U.S. Defensive Equity Fund
Class I	0.15%
Class N	0.15%
AQR International Defensive Equity Fund
Class I	0.15%
Class N	0.15%
AQR Emerging Defensive Equity Fund
Class I	0.15%
Class N	0.15%
AQR Global Equity Fund
Class I	0.30%
Class N	0.30%
AQR International Equity Fund

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Fund and Class	Maximum Shareholder Services Fee (annually as a percentage of the Fund’s average daily net assets)
Class I	0.30%
Class N	0.30%

Certain Additional Payments

The Funds or the Adviser also may enter into agreements with certain intermediaries under which the Funds make payments to the intermediaries in recognition of the avoided transfer agency costs to the Funds associated with the intermediaries’ maintenance of customer accounts or in recognition of the services provided by intermediaries through mutual fund platforms. Payments made out of the Funds under such agreements are generally based on either: (1) a percentage of the average daily net asset value of the customer shares serviced by the intermediary, up to a set maximum; or (2) a per account fee assessed against each account serviced by such intermediary, up to a set maximum. These payments are in addition to other payments described in this prospectus such as the Shareholder Services Agreement or the Rule 12b-1 Plan.

The Adviser (or an affiliate) also may make additional payments out of its own resources to certain intermediaries or their affiliates based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Adviser in connection with the sale or distribution of the Fund’s shares or the administration of shareholder accounts. The Adviser selects the intermediaries to which it or its affiliate makes payments. These additional payments to intermediaries, which are sometimes referred to as “revenue sharing” payments, may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend the Fund or a share class of the Fund over others offered by competing fund families. Ask your investment professional for more information.
The Adviser and the Fund’s Distributor may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

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Distributions and Taxes
DISTRIBUTIONS
Each Fund distributes to its shareholders substantially all net investment income as dividends and any net capital gains realized from sales of the Fund’s portfolio securities. Each of the Funds expects to declare and pay dividends annually. Net realized long-term capital gains, if any, are paid to shareholders at least annually.
All of your income dividends and capital gain distributions will be reinvested in additional shares unless you elect to have distributions paid by check. If any check from a Fund mailed to you is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in additional Fund shares.
TAXES

The following discussion of U.S. and non-U.S. taxation applies only to U.S. shareholders and is not intended to be a full discussion of income tax laws and their effect. You may wish to consult your own tax adviser.

Taxes on Transactions. When you redeem shares, you will experience a capital gain or loss if there is a difference between the tax basis of your shares and the price you receive when you redeem them. The federal tax treatment will depend on how long you owned the shares and your individual tax position. Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state or locality.
Exchanges. If you exchange your shares of a Fund for shares of another class of the same Fund, it is not considered a taxable event and should not result in capital gain or loss. If you exchange your shares of a Fund for shares of another Fund, it is considered a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss.

Distributions. Distributions from investment income (dividends) and net short-term capital gains are taxable as ordinary income except as noted below. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held your Fund shares. Although a Fund will not be taxed on amounts it distributes, distributions will be taxable to you whether received in cash or reinvested in Fund shares, unless you hold your Fund shares in an individual retirement account or other tax-deferred account. These accounts are subject to complex tax rules and you should consult your tax adviser about which tax rules will apply to your investment.

The Trust will send you an annual statement to advise you as to the source of your distributions for tax purposes.
Taxes on Distributions. Distributions are subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the U.S., your distributions also may be taxed by the country in which you reside. Your distributions are taxable whether you take them in cash or reinvest them in additional shares.

For federal tax purposes, a Fund’s income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gains, except that “qualified dividend income” of noncorporate investors who satisfy certain holding period requirements is taxed at long-term capital gain rates, which are 15% for individuals with income below approximately $400,000 ($450,000 if married filing jointly), amounts indexed annually, 20% for individuals with any income in excess of those amounts that is net long-term capital gain or qualified dividend income and 0% of certain income levels. The character of a capital gain depends on the length of time that the Fund held the asset it sold.
A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.
Dividends, including capital distributions, if declared in October, November or December and paid in the following January, are taxable to shareholders as of paid in December.

Every January, each of your Funds will send you and the IRS a statement called Form 1099 showing the amount of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year.
Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. The 3.8% Medicare contribution tax (discussed above) will apply to gains from the sale or exchange of Fund shares.
Average Cost Calculation. Each shareholder is responsible for tax reporting and Fund share cost calculation. To facilitate your tax reporting, each Fund provides you with an average cost statement with your 1099 tax form. This average cost statement is based on transaction activity in an account for the period during which you held the account directly with the Fund.
Buying Into a Distribution. Purchasing a Fund’s shares in a taxable account shortly before a distribution by the Fund is sometimes called “buying into a distribution.” You pay income taxes on a distribution whether you reinvest the distribution in shares of the Fund or receive it in cash. In addition, you pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought shares of the Fund.
A Fund may build up capital gains during the period covered by a distribution (over the course of the year, for example) when securities in the Fund’s portfolio are sold at a profit. After subtracting any capital losses, the Fund distributes those gains to you and other shareholders, even if you did not own the shares when the gains occurred (if you did not hold the Fund earlier in the year, for example), and you incur the full tax liability on the distribution.

AQR Funds	107	Prospectus

Non-U.S. Income Taxes. Investment income received by a Fund from sources within non-U.S. countries may be subject to non-U.S. income taxes withheld at the source. If a Fund pays nonrefundable taxes to non-U.S. countries during the year, the taxes will reduce the Fund’s return. However, if a Fund qualifies for, and makes, a special election, such non-U.S. taxes paid by the Fund will be included as an amount deemed distributed to shareholders as taxable income, and you may be able to claim an offsetting credit or deduction on your tax return for your share of these non-U.S. taxes.
For United Kingdom tax purposes, one or more of the Funds may apply for U.K. “reporting fund status”, which, if approved by U.K. tax authorities and implemented by a Fund, may allow certain U.K.-based investors certain tax benefits. Persons potentially subject to U.K. income tax should consult their personal tax advisors.
Backup Withholding. You must furnish to the Funds your properly certified social security or other tax identification number to avoid federal income tax backup withholding on dividends, distributions and redemption proceeds. If you do not do so or the IRS informs the Fund that your tax identification number is incorrect, the Fund may be required to withhold 28% of your taxable distributions and redemption proceeds. Because each Fund must promptly pay to the IRS all amounts withheld, it is usually not possible for a Fund to reimburse you for amounts withheld. You may claim the amount withheld as a credit on your federal income tax return.

Beginning in July 2014, the Code will impose a U.S. withholding tax of 30% on payments (including gross proceeds, beginning in 2017) that are attributable to certain U.S. investments and made to a non-U.S. financial institution, including a non-U.S. investment fund. Each Fund will withhold at this rate on certain of its distributions (including redemptions) unless any non-U.S. financial institution shareholder complies with certain reporting requirements to the IRS , or with the reporting requirements of an applicable intergovernmental agreement, in respect of its direct and indirect U.S. investors. Non-U.S. financial institution shareholders should consult their own tax advisers regarding the possible implications of these requirements on their investment in a Fund.

AQR Funds	108	Prospectus

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each share class for each of the periods presented. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports on the financial statements containing the financial highlights, are included in the representative Fund’s annual report, which is available upon request.

	PER SHARE OPERATING PERFORMANCE
	Change in Net Assets Resulting from Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR GLOBAL EQUITY FUND CLASS I
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$11.35	0.14	1.84	1.98	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$ 9.99	0.20	1.69	1.89	(0.29)	(0.24)	(0.53)
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$10.97	0.21	(0.95)	(0.74)	(0.11)	(0.13)	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2010[5]	$10.00	0.16	1.25	1.41	(0.36)	(0.08)	(0.44)
AQR GLOBAL EQUITY FUND CLASS N
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$11.32	0.11	1.84	1.95	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$ 9.97	0.16	1.70	1.86	(0.27)	(0.24)	(0.51)
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$10.97	0.16	(0.94)	(0.78)	(0.09)	(0.13)	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2010†,5	$10.00	0.13	1.25	1.38	(0.33)	(0.08)	(0.41)
AQR INTERNATIONAL EQUITY FUND CLASS I
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$10.24	0.17	1.47	1.64	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$ 8.60	0.20	1.76	1.96	(0.32)	—	(0.32)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.45	0.21	(1.78)	(1.57)	(0.21)	(0.07)	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2010†,5	$ 9.78	0.16	0.84	1.00	(0.24)	(0.09)	(0.33)
FOR THE PERIOD 9/30/09[6]—12/31/09†,5	$10.00	(0.01)	0.22	0.21	(0.14)	(0.29)	(0.43)
AQR INTERNATIONAL EQUITY FUND CLASS N
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$10.43	0.13	1.50	1.63	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$ 8.76	0.19	1.76	1.95	(0.28)	—	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$10.61	0.20	(1.83)	(1.63)	(0.15)	(0.07)	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2010[5]	$ 9.91	0.14	0.88	1.02	(0.23)	(0.09)	(0.32)
FOR THE PERIOD 9/30/09[6]—12/31/09[5]	$10.00	—	0.20	0.20	—	(0.29)	(0.29)
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Portfolio turnover is not annualized.
5	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
6	Commencement of offering of shares.
7	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain expenses incurred by the Fund were not annualized for the period ended December 31, 2009.
8	Commencement of operations.
9	Certain expenses incurred by the Funds were not annualized for the period ended September 30, 2013.
10	Ratios are disproportionate between classes due to size of net assets and fixed expenses.

AQR Funds	110	Prospectus

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3,9]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$13.33	17.44%	$ 1,262,602	0.95%	0.95%	2.27% [10]	1.46%	71%
$11.35	18.95%	$ 626,448	0.95%	0.94%	1.41%	1.83%	87%
$ 9.99	(6.68)%	$ 2,102,815	0.96%	0.95%	2.03%	1.90%	59%
$10.97	14.12%	$ 1,841,838	0.79%	0.79%	0.79%	1.41%	72%

$13.27	17.23%	$ 712,114	1.25%	1.25%	3.06% [10]	1.14%	71%
$11.32	18.67%	$ 517,504	1.25%	1.24%	1.87%	1.51%	87%
$ 9.97	(7.03)%	$ 2,019,253	1.27%	1.26%	3.22%	1.46%	59%
$10.97	13.83%	$ 1,497,723	1.10%	1.10%	1.10%	1.28%	72%

$11.88	16.02%	$241,467,180	0.90%	0.90%	0.90%	2.11%	59%
$10.24	22.87%	$196,971,397	0.91%	0.90%	0.91%	2.17%	74%
$ 8.60	(15.00)%	$138,229,387	0.94%	0.93%	0.94%	2.13%	60%
$10.45	10.40%	$ 85,968,655	0.90%	0.90%	1.03%	1.72%	93%
$ 9.78	2.20%	$ 44,016,038	0.90%	0.90%	1.01%	(0.47)%	29%

$12.06	15.63%	$ 32,010,505	1.29%	1.29%	1.29%	1.52%	59%
$10.43	22.41%	$ 15,561,822	1.28%	1.27%	1.28%	2.00%	74%
$ 8.76	(15.27)%	$ 1,166,515	1.35%	1.34%	2.18%	1.96%	60%
$10.61	10.40%	$ 1,472,368	1.25%	1.25%	3.50%	1.51%	93%
$ 9.91	2.04%	$ 5,785	1.25%	1.25%	472.86% [7]	(0.07)%	29%

AQR Funds	111	Prospectus

	PER SHARE OPERATING PERFORMANCE
	Change in Net Assets Resulting from Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR EMERGING DEFENSIVE EQUITY FUND CLASS I
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 10.92	0.20	(0.85)	(0.65)	—	—	—
FOR THE PERIOD 7/09/12[7]—12/31/12[5]	$10.00	0.10	0.94	1.04	(0.09)	(0.03)	(0.12)
AQR EMERGING DEFENSIVE EQUITY FUND CLASS N
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 10.93	0.16	(0.83)	(0.67)	—	—	—
FOR THE PERIOD 7/09/12[7]—12/31/12[5]	$10.00	0.08	0.94	1.02	(0.06)	(0.03)	(0.09)
AQR INTERNATIONAL DEFENSIVE EQUITY FUND CLASS I
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 10.67	0.23	0.98	1.21	—	—	—
FOR THE PERIOD 7/09/12[7]—12/31/12[5]	$10.00	0.10	0.67	0.77	(0.06)	(0.04)	(0.10)
AQR INTERNATIONAL DEFENSIVE EQUITY FUND CLASS N
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 10.69	0.20	0.99	1.19	—	—	—
FOR THE PERIOD 7/09/12[7]—12/31/12[5]	$10.00	0.08	0.68	0.76	(0.03)	(0.04)	(0.07)
AQR U.S. DEFENSIVE EQUITY FUND CLASS I
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 10.16	0.15	1.89	2.04	—	—	—
FOR THE PERIOD 7/09/12[7]—12/31/12[5]	$10.00	0.14 [8]	0.10	0.24	(0.07)	(0.01)	(0.08)
AQR U.S. DEFENSIVE EQUITY FUND CLASS N
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 10.18	0.13	1.88	2.01	—	—	—
FOR THE PERIOD 7/09/12[7]—12/31/12[5]	$10.00	0.08 [8]	0.15	0.23	(0.04)	(0.01)	(0.05)
AQR MOMENTUM FUND CLASS L
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 16.06	0.12 [10]	3.47	3.59	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$ 13.89	0.26 [8]	2.16	2.42	(0.25)	—	(0.25)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$ 14.40	0.15	(0.54)	(0.39)	(0.09)	(0.03)	(0.12)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$ 12.19	0.06	2.21	2.27	(0.02)	(0.04)	(0.06)
FOR THE PERIOD 7/09/09[7]—12/31/09†,5	$10.00	0.07	2.48	2.55	(0.05)	(0.31)	(0.36)
AQR MOMENTUM FUND CLASS N
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 16.05	0.09 [10]	3.47	3.56	—	—	—
FOR THE PERIOD 12/17/12[6]—12/31/12[5]	$16.02	0.01 [8]	0.02	0.03	—	—	—
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Portfolio turnover is not annualized.
5	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
6	Commencement of offering of shares.
7	Commencement of operations.
8	For the year ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR U.S. Defensive Equity Fund—Class I	$0.11	2.58%
AQR U.S. Defensive Equity Fund—Class N	0.05	1.38
AQR Momentum Fund—Class L	0.24	1.57
AQR Momentum Fund—Class N	0.01	1.07
9	Certain expenses incurred by the Funds were not annualized for the period ended September 30, 2013.
10	For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Momentum Fund—Class L	$0.11	0.80%
AQR Momentum Fund—Class N	0.08	0.56
11	Ratios are disproportionate between classes due to size of net assets and fixed expenses.

AQR Funds	112	Prospectus

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3,9]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$ 10.27	(5.95)%	$ 29,471,066	0.96%	0.96%	2.08%	2.55%	181%
$10.92	10.39%	$ 5,402,251	1.15%	1.15%	4.14%	1.92%	38%

$ 10.26	(6.13)%	$ 2,594,182	1.25%	1.25%	3.50%	2.06%	181%
$10.93	10.22%	$ 1,804,269	1.40%	1.40%	5.41%	1.67%	38%

$ 11.88	11.34%	$ 17,630,701	0.73%	0.73%	2.01% [11]	2.68%	115%
$10.67	7.69%	$ 5,366,031	0.90%	0.90%	5.00%	1.91%	81%

$ 11.88	11.13%	$ 1,152,793	1.00%	1.00%	4.15% [11]	2.34%	115%
$10.69	7.62%	$ 850,270	1.15%	1.15%	6.96%	1.61%	81%

$ 12.20	20.08%	$155,660,499	0.52%	0.52%	0.93%	1.69%	106%
$10.16	2.34%	$ 7,841,840	0.75%	0.75%	3.90%	2.90% [8]	141%

$ 12.19	19.74%	$ 20,735,768	0.77%	0.77%	1.48%	1.44%	106%
$10.18	2.29%	$ 420,890	1.00%	1.00%	9.36%	1.70% [8]	141%

$ 19.65	22.35%	$719,388,829	0.49%	0.49%	0.55%	0.88% [10]	62%
$ 16.06	17.49%	$490,441,577	0.50%	0.49%	0.58%	1.69% [8]	68%
$ 13.89	(2.68)%	$302,755,284	0.50%	0.49%	0.67%	1.07%	162%
$ 14.40	18.60%	$124,491,353	0.49%	0.49%	0.98%	1.37%	180%
$12.19	25.58%	$ 6,932,575	0.49%	0.49%	5.08%	1.23%	163%

$ 19.61	22.18%	$ 70,264,616	0.74%	0.74%	0.83%	0.64% [10]	62%
$16.05	0.19%	$ 58,421,736	0.75%	0.74%	0.82%	1.19% [8]	68%

AQR Funds	113	Prospectus

	PER SHARE OPERATING PERFORMANCE
	Change in Net Assets Resulting from Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR SMALL CAP MOMENTUM FUND CLASS L
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 16.43	0.09 [11]	5.25	5.34	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$ 13.89	0.22 [8]	2.50	2.72	(0.18)	—	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$ 14.39	0.04	(0.42)	(0.38)	(0.02)	(0.10)	(0.12)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$ 11.40	0.03	3.13	3.16	(0.03)	(0.14)	(0.17)
FOR THE PERIOD 7/09/09[7]—12/31/09†,5	$10.00	0.04	2.06	2.10	(0.03)	(0.67)	(0.7)
AQR SMALL CAP MOMENTUM FUND CLASS N
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 16.43	0.03 [11]	5.27	5.30	—	—	—
FOR THE PERIOD 12/17/12[6]—12/31/12[5]	$16.09	0.02 [8]	0.32	0.34	—	—	—
AQR INTERNATIONAL MOMENTUM FUND CLASS L
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 13.09	0.22 [11]	1.98	2.20	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$ 11.37	0.29	1.74	2.03	(0.31)	—	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$ 13.62	0.29	(2.26)	(1.97)	(0.28)	—	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$ 11.98	0.08	1.62	1.70	(0.05)	(0.01)	(0.06)
FOR THE PERIOD 7/09/09[7]—12/31/09†,5	$10.00	0.04	2.26	2.30	(0.09)	(0.23)	(0.32)
AQR INTERNATIONAL MOMENTUM FUND CLASS N
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 13.08	0.25 [11]	1.92	2.17	—	—	—
FOR THE PERIOD 12/17/12[6]—12/31/12[5]	$12.95	—	0.13	0.13	—	—	—
AQR TAX-MANAGED MOMENTUM FUND CLASS L
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 11.13	0.09 [11]	2.38	2.47	—	—	—
FOR THE PERIOD 1/27/12[7]—12/31/12[5]	$10.00	0.19 [8]	1.17	1.36	(0.14)	(0.09)	(0.23)
AQR TAX-MANAGED MOMENTUM FUND CLASS N
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 11.13	0.07 [11]	2.37	2.44	—	—	—
FOR THE PERIOD 12/17/12[6]—12/31/12[5]	$11.12	0.01 [8]	—	0.01	—	—	—
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Portfolio turnover is not annualized.
5	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
6	Commencement of offering of shares.
7	Commencement of operations.
8	For the year ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Momentum Fund—Class L	$0.15	1.01%
AQR Small Cap Momentum Fund—Class N	0.02	2.93
AQR Tax—Managed Momentum Fund—Class L	0.17	1.76
AQR Tax—Managed Momentum Fund—Class N	0.01	2.28
9	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain expenses incurred by the Fund were not annualized for the period ended December 31, 2012.
10	Certain expenses incurred by the Funds were not annualized for the period ended September 30, 2013.
11	For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Momentum Fund—Class L	$0.07	0.52%
AQR Small Cap Momentum Fund—Class N	0.01	0.10
AQR International Momentum Fund—Class L	0.21	1.97
AQR International Momentum Fund—Class N	0.23	2.16
AQR Tax—Managed Momentum Fund—Class L	0.09	0.92
AQR Tax—Managed Momentum Fund—Class N	0.07	0.63
12	Ratios are disproportionate between classes due to size of net assets and fixed expenses.

AQR Funds	114	Prospectus

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3,10]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$ 21.77	32.50%	$242,675,423	0.65%	0.65%	0.68% [12]	0.60% [11]	49%
$ 16.43	19.62%	$145,769,751	0.66%	0.65%	0.72%	1.44% [8]	73%
$ 13.89	(2.62)%	$100,534,354	0.66%	0.65%	0.85%	0.26%	121%
$ 14.39	27.69%	$ 54,504,582	0.65%	0.65%	1.85%	0.66%	380%
$11.40	21.24%	$ 3,239,605	0.65%	0.65%	7.53%	0.65%	136%

$ 21.73	32.26%	$ 1,668,360	0.90%	0.90%	4.82% [12]	0.18% [11]	49%
$16.43	2.11%	$ 10,214	0.90%	0.90%	135.33% [9]	3.36% [8]	73%

$ 15.29	16.81%	$219,002,000	0.65%	0.65%	0.73%	2.09% [11]	76%
$ 13.09	17.92%	$127,673,412	0.66%	0.65%	0.80%	2.41%	116%
$ 11.37	(14.42)%	$ 77,224,911	0.66%	0.65%	0.97%	2.23%	203%
$ 13.62	14.20%	$ 62,091,379	0.65%	0.65%	1.46%	1.44%	269%
$11.98	23.08%	$ 29,762,053	0.65%	0.65%	2.22%	0.63%	160%

$ 15.25	16.59%	$ 41,502,544	0.90%	0.90%	1.03%	2.28% [11]	76%
$13.08	1.00%	$ 11,102	0.90%	0.90%	132.42% [9]	0.25%	116%

$ 13.60	22.19%	$ 21,709,464	0.54%	0.54%	1.41% [12]	1.00% [11]	178%
$11.13	13.67%	$ 6,040,821	0.55%	0.54%	4.57%	1.89% [8]	93%

$ 13.57	21.92%	$ 115,161	0.79%	0.79%	4.11% [12]	0.71% [11]	178%
$11.13	0.09%	$ 10,008	0.79%	0.79%	15.32% [9]	2.41% [8]	93%

AQR Funds	115	Prospectus

	PER SHARE OPERATING PERFORMANCE
	Change in Net Assets Resulting from Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TAX-MANAGED SMALL CAP MOMENTUM FUND CLASS L
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 11.15	0.05 [11]	3.65	3.70	—	—	—
FOR THE PERIOD 1/27/12[7]—12/31/12[5]	$10.00	0.19 [8]	1.11	1.30	(0.15)	—	(0.15)
AQR TAX-MANAGED SMALL CAP MOMENTUM FUND CLASS N
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 11.15	0.03 [11]	3.63	3.66	—	—	—
FOR THE PERIOD 12/17/12[6]—12/31/12[5]	$10.91	0.02 [8]	0.22	0.24	—	—	—
AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND CLASS L
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 11.24	0.20	1.74	1.94	—	—	—
FOR THE PERIOD 1/27/12[7]—12/31/12[5]	$10.00	0.23	1.22	1.45	(0.19)	(0.02)	(0.21)
AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND CLASS N
NINE MONTHS ENDED SEPTEMBER 30, 2013[5]	$ 11.24	0.20	1.71	1.91	—	—	—
FOR THE PERIOD 12/17/12[6]—12/31/12[5]	$11.14	—	0.10	0.10	—	—	—
AQR CORE EQUITY FUND CLASS L
FOR THE PERIOD 3/26/13[7]—9/30/13[5]	$10.00	0.06 [11]	1.03	1.09	—	—	—
AQR CORE EQUITY FUND CLASS N
FOR THE PERIOD 3/26/13[7]—9/30/13[5]	$10.00	0.04 [11]	1.05	1.09	—	—	—
AQR SMALL CAP CORE EQUITY FUND CLASS L
FOR THE PERIOD 3/26/13[7]—9/30/13[5]	$10.00	0.03 [11]	1.85	1.88	—	—	—
AQR SMALL CAP CORE EQUITY FUND CLASS N
FOR THE PERIOD 3/26/13[7]—9/30/13[5]	$10.00	0.01 [11]	1.86	1.87	—	—	—
AQR INTERNATIONAL CORE EQUITY FUND CLASS L
FOR THE PERIOD 3/26/13[7]—9/30/13[5]	$10.00	0.13 [11]	1.15	1.28	—	—	—
AQR INTERNATIONAL CORE EQUITY FUND CLASS N
FOR THE PERIOD 3/26/13[7]—9/30/13[5]	$10.00	0.15 [11]	1.12	1.27	—	—	—
*	Annualized for periods less than one year.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Portfolio turnover is not annualized.
5	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
6	Commencement of offering of shares.
7	Commencement of operations.
8	For the year ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Tax—Managed Small Cap Momentum Fund—Class L	$0.12	1.26%
AQR Tax—Managed Small Cap Momentum Fund—Class N	0.02	3.54
9	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain expenses incurred by the Fund were not annualized for the period ended December 31, 2012.
10	Certain expenses incurred by the Funds were not annualized for the period ended September 30, 2013.
11	For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Tax—Managed Small Cap Momentum Fund—Class L	$0.04	0.37%
AQR Tax—Managed Small Cap Momentum Fund—Class N	0.01	0.14
AQR Core Equity Fund—Class L	0.06	0.98
AQR Core Equity Fund—Class N	0.04	0.61
AQR Small Cap Core Equity Fund—Class L	0.03	0.38
AQR Small Cap Core Equity Fund—Class N	0.01	0.10
AQR International Core Equity Fund—Class L	0.13	2.08
AQR International Core Equity Fund—Class N	0.15	2.48
12	Ratios are disproportionate between classes due to size of net assets and fixed expenses.

AQR Funds	116	Prospectus

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3,10]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$ 14.85	33.18%	$ 6,764,002	0.70%	0.70%	2.67% [12]	0.49% [11]	81%
$11.15	13.01%	$ 3,434,992	0.71%	0.70%	5.77%	1.91% [8]	93%

$ 14.81	32.83%	$ 122,217	0.95%	0.95%	5.05% [12]	0.26% [11]	81%
$11.15	2.20%	$ 10,218	0.95%	0.95%	12.32% [9]	4.19% [8]	93%

$ 13.18	17.26%	$ 17,417,880	0.70%	0.70%	2.31% [12]	2.14%	154%
$11.24	14.46%	$ 5,738,743	0.71%	0.70%	5.28%	2.38%	131%

$ 13.15	16.99%	$ 111,381	0.95%	0.95%	5.00% [12]	2.19%	154%
$11.24	0.90%	$ 10,089	0.95%	0.95%	15.82% [9]	0.15%	131%

$11.09	10.90%	$18,810,952	0.54%	0.54%	1.80% [12]	1.09% [11]	233%

$11.09	10.90%	$ 1,403,213	0.79%	0.79%	4.30% [12]	0.72% [11]	233%

$11.88	18.80%	$ 2,183,541	0.75%	0.75%	5.84%	0.45% [11]	70%

$11.87	18.70%	$ 1,380,913	1.00%	1.00%	6.40%	0.17% [11]	70%

$11.28	12.80%	$15,810,091	0.70%	0.70%	2.16%	2.25% [11]	218%

$11.27	12.70%	$ 2,154,256	0.95%	0.95%	4.10%	2.65% [11]	218%

AQR Funds	117	Prospectus

Glossary of Terms
The following is a glossary of terms used throughout this prospectus and their definitions. This glossary is set forth solely for reference purposes. The terms summarized or referenced in this glossary are qualified in their entirety by the prospectus itself.

1940 Act	the Investment Company Act of 1940, as amended
Adviser	AQR Capital Management, LLC
Advisory Agreement	the Investment Advisory Agreement or Investment Management Agreement, as applicable, under which the Adviser serves as investment adviser to the AQR Funds
Board of Trustees	the Board of Trustees of the AQR Funds or any duly authorized committee thereof, as permitted by applicable law
Business Day	each day during which the NYSE is open for trading
Code	the Internal Revenue Code of 1986, as amended
Distributor	ALPS Distributors, Inc.
Global Equity Benchmark or MSCI World Index	the MSCI World Index is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada
Good order	a purchase, exchange or redemption order is in “good order” when a Fund, its Distributor and/or its agent, receives all required information, including properly completed and signed documents
International Equity Benchmark or MSCI EAFE Index	the MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada
IRS	the Internal Revenue Service
MSCI Emerging Markets Index	the MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure the performance of equities in emerging markets
MSCI World ex-USA Index	the MSCI World ex-USA Total Return Index with Net Dividends Unhedged in U.S. Dollars, a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States
Momentum	the Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time
Mutual fund	an investment company registered under the 1940 Act that pools the money of many investors and invests it in a variety of securities in an effort to achieve a specific objective over time
NAV	the net asset value of a particular Fund
NYSE	the New York Stock Exchange
Rule 12b-1 Plan	a plan pursuant to Rule 12b-1 under the 1940 Act, which permits a fund to pay distribution and shareholder servicing expenses out of fund assets
Russell 1000® Index	the Russell 1000® Index measures the performance of the large and mid-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 92% of the U.S. market. Indexes are unmanaged and one cannot invest directly in an index
Russell 2000® Index	the Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Indexes are unmanaged and one cannot invest directly in an index
SEC	U.S. Securities and Exchange Commission
Total return	the percentage change, over a specified time period, in a mutual fund’s NAV, assuming the reinvestment of all distributions of dividends and capital gains
Tracking Error	a measure of how closely a portfolio follows the index to which it is benchmarked. It measures the standard deviation of the difference between the portfolio and index returns
Transfer Agent	ALPS Fund Services, Inc.

AQR Funds	118	Prospectus

Trust	AQR Funds, a Delaware statutory trust
Volatility	a statistical measure of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk

AQR Funds	119	Prospectus

You may wish to read the Statement of Additional Information for more information about the Funds. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is considered to be part of this prospectus.
You may obtain free copies of the Funds’ Statement of Additional Information, request other information, and discuss your questions about the Funds by writing or calling:
AQR Funds
P.O. Box 2248
Denver, CO 80201-2248
(866) 290-2688
The requested documents will be sent within three Business Days of your request.
You may also obtain the Funds’ Statement of Additional Information, along with other information, free of charge, by visiting the Funds’ Web site at www.aqrfunds.com.
Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Fund documents may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.
Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
AQR Funds
Investment Company Act File No.: 811-22235

AQR Funds Prospectus

January 29, 2014
Class R6 Shares and Class Y Shares

AQR Global Equity Fund
AQR International Equity Fund

This prospectus contains important information about each Fund, including its investment objective, fees and expenses. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates to the Class R6 Shares and Class Y Shares of each Fund.

Fund	Class	Ticker Symbol
AQR Global Equity Fund	R6	AQGRX
	Y	AQGYX
AQR International Equity Fund	R6	AQIRX
	Y	AQIYX

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. In addition, your investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in any of the Funds. The likelihood of loss may be greater if you invest for a shorter period of time.

AQR Global Equity Fund

Fund Summary – January 29, 2014
Ticker: Class R6/AQGRX – Class Y/AQGYX

Investment Objective
The AQR Global Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	0.10%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged)	None	0.10%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R6	Class Y
Management Fee	0.40%	0.40%
Distribution (12b-1) fee	None	None
Other Expenses[1]	0.31%	0.11%
Total Annual Fund Operating Expenses	0.71%	0.51%
Less: Fee Waivers and/or Expense Reimbursements[2]	0.01%	None
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.70%	0.51%

[1]	The Class R6 Shares of the Fund commenced operations on January 8, 2014. Therefore, operating expenses for the Class R6 Shares are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.70% for Class R6 Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that such recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and with respect to the Class R6 Shares, takes into account the effect of the Fee Waiver Agreement through January 28, 2015, as discussed in Footnote No. 2 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$72	$226	$394	$882
Class Y Shares	$52	$164	$285	$640

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

AQR Funds	2	Prospectus

Principal Investment Strategies of the Fund
The Fund seeks to outperform, after expenses, the MSCI World Index(the Global Equity Benchmark) while seeking to control its tracking error relative to this benchmark. The Fund will target an average forecasted tracking error of approximately 4.0% relative to the Global Equity Benchmark over a long-term business cycle, but actual tracking error will vary based on market conditions, sector positioning, securities selection and other factors. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada.
Generally, the Fund will invest in instruments of companies located in a number of different countries throughout the world, one of which may be the United States. Under normal circumstances, the Fund will invest significantly (at least 40%) in companies (i) organized or located outside the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S., which the Fund considers as a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries outside of the U.S.).
The Adviser uses a set of value,momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•	Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and purchasing power parity for choosing currencies.

•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.
•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.
In seeking to achieve its investment objective, the Fund may enter into both “long” and “short” positions in country exposures and currencies using derivative instruments. The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying investment. The owner of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying investment.
Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund will invest in companies with a broad range of market capitalizations. The Fund has no market capitalization constraints. The Fund invests primarily in securities comprising the Global Equity Benchmark and also invests to some extent in securities outside the Global Equity Benchmark which the Adviser deems to have similar investment characteristics to the securities comprising the Global Equity Benchmark. The Fund may invest in or use options, warrants, equity swaps, financial futures contracts, forward foreign currency contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, money market instruments, interests in short-term investment funds or shares of money market or short-term bond funds. However, under normal market conditions net economic exposure to the equity markets (i.e. the total value of equity positions plus the net notional value of equity derivatives) will generally equal at least 95% of the Fund’s net assets.
The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central

AQR Funds	3	Prospectus

banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options, swaps and forward foreign currency contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
•	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange -traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, options, forward contracts, swaps and other derivative instruments. The futures contracts, options, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss.  If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

AQR Funds	4	Prospectus

Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.
Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.
Small Cap Securities Risk: While the Adviser believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.
Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.
Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information

The performance information below shows summary information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.

A privately offered fund managed by the Adviser was reorganized into the Fund on December 31, 2009, the date the Fund commenced operations. This privately offered fund was organized in March 2006 and commenced operations in June 2006 and had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code which, if applicable, might have adversely affected its performance.

The Fund’s performance of the Class Y Shares of the Fund for periods prior to December 31, 2009, the date the Fund commenced operations, is that of the privately offered fund. The privately offered fund’s expense ratio during the periods presented was lower than the Fund’s estimated expense ratio for Class Y Shares. The Fund has restated the privately offered fund’s performance to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations of Class Y Shares upon their initial offering.
The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.

AQR Funds	5	Prospectus

Class Y Shares—Total Returns
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
22.12% (2Q09)	-20.89% (4Q08)

Average Annual Total Returns as of December 31, 2013
The following table compares the Fund’s average annual total returns for Class Y Shares as of December 31, 2013 to the MSCI World Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Since Inception (June 30, 2006)
AQR Global Equity Fund – Class Y
Return Before Taxes	28.48%	16.75%	5.56%
Return After Taxes on Distributions	12.62%	13.16%	3.39%
Return After Taxes on Distributions and Sale of Fund Shares	22.34%	12.74%	3.93%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	26.68%	15.02%	5.30%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	December 31, 2009	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	December 31, 2009	Founding Principal of the Adviser
Ronen Israel, M.A.	December 31, 2009	Principal of the Adviser
Oktay Kurbanov, M.B.A.	December 31, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	December 31, 2009	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 12 of the Prospectus.

AQR Funds	6	Prospectus

AQR International Equity Fund

Fund Summary – January 29, 2014
Ticker: Class R6/AQIRX – Class Y/AQIYX

Investment Objective
The AQR International Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	0.10%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged)	None	0.10%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R6	Class Y
Management Fee	0.45%	0.45%
Distribution (12b-1) fee	None	None
Other Expenses[1]	0.30%	0.10%
Total Annual Fund Operating Expenses	0.75%	0.55%
Less: Fee Waivers and/or Expense Reimbursements[2]	0.00%	None
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.75%	0.55%

[1]	The Class R6 Shares of the Fund commenced operations on January 8, 2014. Therefore, operating expenses for the Class R6 Shares are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses) at no more than 0.75% for Class R6 Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through January 28, 2015. The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that such recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and with respect to the Class R6 Shares, takes into account the effect of the Fee Waiver Agreement through January 28, 2015, as discussed in Footnote No. 2 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$77	$240	$417	$930
Class Y Shares	$56	$176	$307	$689

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period of January 1, 2013 through September 30, 2013, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

AQR Funds	7	Prospectus

Principal Investment Strategies of the Fund
The Fund seeks to outperform, after expenses, the MSCI EAFE Index (the International Equity Benchmark) while seeking to control its tracking error relative to this benchmark. The Fund will target a forecasted tracking error generally in the range of 3 - 7% relative to the International Equity Benchmark over a long-term business cycle, but actual tracking error will vary based on market conditions, sector positioning, securities selection and other factors. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada.
The Adviser uses a set of value,momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously:

•	Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and purchasing power parity for choosing currencies.

•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.
•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.
Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund will invest in companies with a broad range of market capitalizations, including smaller capitalization companies The Fund invests primarily in securities comprising the International Equity Benchmark and also invests to some extent in securities outside the International Equity Benchmark which the Adviser deems to have similar investment characteristics to the securities comprising the International Equity Benchmark. The Fund may invest in or use options, warrants, equity swaps, financial futures contracts, forward foreign currency contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets will be held in cash or cash equivalents including, but not limited to, money market instruments, interests in short-term investment funds or shares of money market or short-term bond funds.
The Fund may invest to a lesser extent in securities of issuers in countries and currencies not included in the International Equity Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.
The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The

AQR Funds	8	Prospectus

use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options, swaps and forward foreign currency contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
•	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange -traded funds ("ETFs"), are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, options, forward contracts, swaps and other derivative instruments. The futures contracts, options, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss.  If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

AQR Funds	9	Prospectus

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.
Small Cap Securities Risk: While the Adviser believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.
Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.
Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information

The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.

A privately offered fund managed by the Adviser was reorganized into the Fund on August 28, 2009, the date the Fund commenced operations. This privately offered fund was organized in June 2004 and commenced operations in July 2004 and had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, might have adversely affected its performance.

The Fund’s performance of the Class Y Shares of the Fund for periods prior to August 28, 2009, the date the Fund commenced operations, is that of the privately offered fund. The privately offered fund’s total annual fund operating expenses during the periods presented were lower than the Fund’s estimated total annual fund operating expenses for Class Y Shares. The Fund has restated the privately offered fund’s performance to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations of Class Y Shares upon their initial offering.
The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting http://www.aqrfunds.com.

AQR Funds	10	Prospectus

Class Y Shares—Total Returns
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
26.30% (2Q09)	-25.03% (3Q08)

Average Annual Total Returns as of December 31, 2013
The following table compares the Fund’s average annual total returns for Class Y Shares as of December 31, 2013 to the MSCI EAFE Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

	One Year	Five Year	Since Inception (July 31, 2004)
AQR International Equity Fund – Class Y
Return Before Taxes	24.46%	14.77%	7.89%
Return After Taxes on Distributions	21.16%	13.35%	7.18%
Return After Taxes on Distributions and Sale of Fund Shares	15.07%	11.51%	6.21%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	22.78%	12.44%	7.22%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Manager
The Fund’s investment manager is AQR Capital Management, LLC.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	August 28, 2009	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	August 28, 2009	Founding Principal of the Adviser
Ronen Israel, M.A.	August 28, 2009	Principal of the Adviser
Oktay Kurbanov, M.B.A.	August 28, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	August 28, 2009	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 12 of the Prospectus.

AQR Funds	11	Prospectus

Important Additional Information
PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Class R6 Shares and Class Y Shares of each Fund each day the NYSE is open. To purchase or redeem shares you should contact your financial intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-866-290-2688, by mail (c/o AQR Funds, P.O. Box 2248, Denver, CO 80201-2248), or by the Internet at www.aqrfunds.com. Each Fund’s initial and subsequent investment minimums for Class R6 Shares and Class Y Shares generally are as follows:

	Class R6 Shares	Class Y Shares
Minimum Initial Investment	$5,000,000	$10,000,000 for eligible institutional investors.
Minimum Subsequent Investment	None	None

TAX INFORMATION
Each Fund’s dividends and distributions may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

AQR Funds	12	Prospectus

Details About the Funds
Glossary. To keep things simple, we have defined and explained a number of terms and concepts in a Glossary at the back of this prospectus. Terms that are in italics have definitions or explanations in the Glossary.
Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder.

AQR Funds	13	Prospectus

Details About the AQR Global Equity Fund
INVESTMENT OBJECTIVE
The AQR Global Equity Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to outperform, after expenses, the MSCI World Index(the Global Equity Benchmark) while seeking to control its tracking error relative to this benchmark. The Fund will target an average forecasted tracking error of approximately 4.0% relative to the Global Equity Benchmark over a long-term business cycle, but actual tracking error will vary based on market conditions, sector positioning, securities selection and other factors. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada.
Generally, the Fund will invest in instruments of companies located in a number of different countries throughout the world, one of which may be the United States. Under normal circumstances, the Fund will invest significantly (at least 40%) in companies (i) organized or located outside the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S., which the Fund considers as a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries outside of the U.S.).
The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the Global Equity Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the Global Equity Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.
The Adviser uses a set of value,momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•	Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and purchasing power parity for choosing currencies.

•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the Global Equity Benchmark.
In seeking to achieve its investment objective, the Fund may enter into both “long” and “short” positions in country exposures and currencies using derivative instruments. The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying investment. The owner of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying investment. Short positions in any currency generally will not exceed -20% of the net assets of the Fund. For example, if 5% of the Fund’s net assets are invested in Swiss stocks held long, generally the Fund’s collective short positions in Swiss francs would be 25% or less of the Fund’s net assets. Foreign currency denominated stock positions and the notional value of foreign currency spot and forward positions are included in determining aggregate long and short currency positions.
Short positions in the equity of issuers in a particular country generally will not exceed -12% of the net assets of the Fund. In other words, the total value of stock positions held long in a country, plus the notional value of equity derivatives providing long exposure to issuers in that country, minus the notional value of equity derivatives providing short exposure to issuers in that country must be greater than -12% of the Fund’s net assets. For example, if 3% of the net assets of the Fund are invested in Spanish equities, generally the largest short position in Spanish equity futures would be 15% of the Fund’s net assets.
Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund will invest in companies with a broad range of market capitalizations. The Fund has no market capitalization constraints. The Fund invests primarily in securities comprising the Global Equity Benchmark and also invests to some extent in securities outside the Global Equity Benchmark which the Adviser deems to have similar investment characteristics to the securities comprising the Global Equity Benchmark. The Fund may invest in or use options, warrants, equity swaps, financial futures contracts, forward foreign currency contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, money market instruments, interests in short-term investment funds or shares of money market or short-term bond funds. However, under normal market conditions, net economic exposure to the equity markets (i.e. the total value of equity positions plus the net notional value of equity derivatives) will generally equal at least 95% of the Fund’s net assets.

AQR Funds	14	Prospectus

In general, the Fund expects to be broadly diversified, typically holding the securities of between 600 and 900 different issuers. The Fund generally will not invest more than 5% of its net assets, measured at the time of purchase, in a single class of the securities of any issuer within the Global Equity Benchmark. The Fund will also be diversified by sector under normal market conditions. The maximum allocation of Fund assets to any particular global sector relative to the weighting of that sector in the Global Equity Benchmark, generally will not exceed (or be less than) 15%. Equity derivatives that gain exposure to countries, rather than individual stocks or sectors, are excluded from these sector exposure calculations.
The Fund may invest to a lesser extent in securities of issuers, countries and currencies not included in the Global Equity Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.
To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.
The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.
The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	15	Prospectus

Details About the AQR International Equity Fund
INVESTMENT OBJECTIVE
The AQR International Equity Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to outperform, after expenses, the MSCI EAFE Index (the International Equity Benchmark) while seeking to control its tracking error relative to this benchmark. The Fund will target a forecasted tracking error generally in the range of 3 - 7% relative to the International Equity Benchmark over a long-term business cycle, but actual tracking error will vary based on market conditions, sector positioning, securities selection and other factors. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada.
The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the International Equity Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the International Equity Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.
The Adviser uses a set of value,momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously:

•	Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and purchasing power parity for choosing currencies.

•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.
•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.
The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the International Equity Benchmark.
Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund will invest in companies with a broad range of market capitalizations, including smaller capitalization companies. The Fund invests primarily in securities comprising the International Equity Benchmark and also invests to some extent in securities outside the International Equity Benchmark which the Adviser deems to have similar investment characteristics to the securities comprising the International Equity Benchmark. The Fund may invest in or use options, warrants, equity swaps, financial futures contracts, forward foreign currency contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets will be held in cash or cash equivalents including, but not limited to, money market instruments, interests in short-term investment funds or shares of money market or short-term bond funds.
The Fund may invest to a lesser extent in securities of issuers in countries and currencies not included in the International Equity Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.
To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.
The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.
The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid.

AQR Funds	16	Prospectus

How the Funds Pursue Their Investment Objectives
INVESTMENT TECHNIQUES
In addition to the principal investment strategies described above, each of the Funds may employ the following technique in pursuing their investment objectives.
Securities Lending. To attempt to increase its income or total return, each Fund may lend its portfolio securities to certain types of eligible borrowers. A Fund may lend its portfolio securities to certain types of eligible borrowers in amounts up to 331/3% of its net assets, which may include collateral. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities. Collateral will be received and maintained by a Fund’s custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of a Fund. A Fund has a right to call a loan at any time and require the borrower to redeliver the borrowed securities to the Fund within the settlement time specified in the loan agreement or be subject to a “buy in”. A Fund will generally not have the right to vote securities while they are being loaned, but it is expected that the Adviser will call a loan in anticipation of any important vote. Securities lending will be conducted by a securities lending agent approved by the Trust’s Board of Trustees. The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy. A Fund will only enter into loan arrangements with borrowers on the approved list. Dividend equivalent payments received on portfolio securities that have been lent will not be eligible for designation as qualified dividend income or for the dividends renewed deduction.
Temporary Defensive Positions: For temporary defensive purposes, each Fund may restrict the markets in which it invests and may hold uninvested cash or invest without limitation in cash equivalents such as money market instruments, U.S. treasury bills, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds, even if the investments are inconsistent with the Fund’s principal investment strategies. To the extent a Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Segregation of Assets. As an open-end investment company registered with the SEC, each Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, each Fund must “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. In the case of futures contracts that are not contractually required to cash settle, for example, each Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to futures contracts that are contractually required to cash settle, however, each Fund is permitted to set aside liquid assets in an amount equal to each Fund’s daily marked-to-market net obligations (i.e., each Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

Each Fund generally will use its money market instruments or other liquid assets to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. As a result of their segregation, the short-term debt securities (or any other liquid asset segregated) may not be used for other operational purposes. The Adviser will monitor each Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of each Fund’s portfolio investments.

AQR Funds	17	Prospectus

Risk Factors
All investments, including those in mutual funds, have risks, and no one investment is suitable for all investors. Each Fund is intended for long-term investors. Your investment may be subject to the risks described below if you invest in a Fund, based on the risks identified for a particular Fund in that Fund’s description above.

Common Stock Risk: Each Fund invests significantly in common stocks, which are a type of equity security that represents an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, a Fund could lose money if a company in which it invests becomes financially distressed.
Counterparty Risk:A Fund may enter into various types of derivative contracts  as described below. These derivative contracts may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by a Fund.
Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Fund’s investments in securities denominated in a foreign currency or may widen existing losses. A Fund’s net currency positions may expose it to risks independent of its securities positions.

Currency exchange rates may be particularly affected by the relative rates of inflation, interest rate levels, the balance of payments and the extent of governmental surpluses or deficits in such foreign countries and in the United States, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of such foreign countries, the United States and other countries important to international trade and finance. Governments may use a variety of techniques, such as intervention by their central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their respective currencies. They may also issue a new currency to replace an existing currency or alter the exchange rate or relative exchange characteristics by devaluation or revaluation of a currency. The liquidity and trading value of these foreign currencies could be affected by the actions of sovereign governments and central banks, which could change or interfere with theretofore freely determined currency valuation, fluctuations in response to other market forces and the movement of currencies across borders.

Derivatives Risk: The Adviser may make use of futures, forwards, swaps and other forms of derivative contracts. In general, a derivative contract (including options, as described below) typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Adverse changes in the value or level of the underlying asset or index can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of derivative instruments also exposes a Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options, swaps, and forward foreign currency contracts. Risks of these instruments include:

•	that interest rates, securities prices and currency markets will not move in the direction that the portfolio managers anticipate;
•	that prices of the instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect do not move together as expected;
•	that the skills needed to use these strategies are different than those needed to select portfolio securities;
•	the possible absence of a liquid secondary market for any particular instrument and, for exchange-traded instruments, possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;
•	that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited);
•	particularly in the case of privately-negotiated instruments, that the counterparty will not perform its obligations, which could leave a Fund worse off than if it had not entered into the position;

•	the inability to close out certain hedged positions to avoid adverse tax consequences, and the fact that some of these instruments may have uncertain tax implications for the Funds;
•	the fact that “speculative position limits” imposed by the CFTC and certain futures exchanges on net long and short positions may require the Funds to limit or unravel positions in certain types of instruments; the CFTC has recently adopted new rules that will apply a new aggregation standard for position limits purposes, which may further limit the Funds’ ability to trade futures contracts and swaps; and

•	the high levels of volatility some of these instruments may exhibit, in some cases due to the high levels of leverage an investor may achieve with them.

AQR Funds	18	Prospectus

Foreign Investments Risk: A Fund’s investments in foreign instruments, including depositary receipts, involve risks not associated with investing in U.S. instruments. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign instruments, among others, include:

•	Counterparty Risk: A Fund may enter into foreign investment instruments with a counterparty, which will subject the Fund to counterparty risk (see “Counterparty Risk” above).
•	Currency Risk: The risk that changes in currency exchange rates will negatively affect instruments denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Funds’ investments in instruments denominated in a foreign currency or may widen existing losses. To the extent that a Fund is invested in foreign instruments while also maintaining currency positions, it may be exposed to greater combined risk. A Fund’s net currency positions may expose it to risks independent of its securities positions.
•	Geographic Risk: If a Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.
•	Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s foreign investments, potentially including expropriation and nationalization, confiscatory taxation, and the potential difficulty of repatriating funds to the United States.
•	Regulatory Risk: Issuers of foreign instruments and foreign instruments markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.
•	Transaction Costs Risk: The costs of buying and selling foreign instruments, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.
•	Use of Foreign Currency Forward Agreements: Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause a Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Hedging Transactions Risk: The Adviser from time to time, employs various hedging techniques. The success of a Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.

Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase.For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a Fund from achieving the intended hedge or expose a Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. The Adviser may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Adviser may not anticipate a particular risk so as to hedge against it effectively. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange -traded funds ("ETFs"), are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

AQR Funds	19	Prospectus

Leverage Risk: If a Fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, options, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a Fund uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the Fund. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a Fund to pay interest.
Manager Risk: If a Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Market Risk: Each Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.
Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose a Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

Some of the models used by the Adviser for one or more Funds are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.
Short Sale Risk (AQR Global Equity Fund only): The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.
Small Cap Securities Risk: The Fund may invest its assets in the stocks of companies with smaller market capitalizations. While the Adviser believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.
Swap Agreements Risk: Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the other party to the agreement.
Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.
Volatility Risk: A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Securities Lending Risk: A Fund’s risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each of the Funds is responsible for any loss that might result from its investment of the borrower’s collateral.

AQR Funds	20	Prospectus

Portfolio Holdings Disclosure
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.
The Adviser may make available certain information about each Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, the Fund’s portfolio characteristics data; the Fund’s country, currency and sector exposures; and a Fund’s performance attribution, including contributors/ detractors to Fund performance, by posting such information to the Fund’s website (www.aqrfunds.com) or upon reasonable request made to the Fund or the Adviser.
Change In Objective
Each Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in a Fund’s investment objective.

AQR Funds	21	Prospectus

Management of the Funds

The Trust is organized as a Delaware statutory trust and is governed by a Board of Trustees that is responsible for overseeing all business activities of the Trust.

The Funds’Adviser is AQR Capital Management, LLC, a Delaware limited liability company formed in 1998. Subject to the overall authority of the Board of Trustees, the Adviser furnishes continuous investment supervision and management to the Funds’ portfolios and also furnishes office space, equipment, and management personnel. The Adviser’s address is Two Greenwich Plaza, Greenwich, CT 06830.

The Adviser is an investment management firm that employs a disciplined multi-asset, global research process. (AQR stands for Applied Quantitative Research). Until the launch of the AQR Funds in January 2009, the Adviser’s investment products have been primarily provided through a limited set of collective investment vehicles and separate accounts that utilize all or a subset of the Adviser’s investment strategies. The Adviser also serves as a sub-adviser to several registered investment companies. These investment products range from aggressive, high volatility and market-neutral alternative strategies, to low volatility, more traditional benchmark-driven products. The Adviser and its affiliates had approximately $98.2 billion in assets under management as of December 31, 2013.

Investment decisions are made by the Adviser using a series of global asset allocation, arbitrage, and security selection models, and implemented using proprietary trading and risk-management systems. The Adviser believes that a systematic and disciplined process is essential to achieving long-term success in investment and risk management. The principals of the Adviser have been pursuing the research supporting this approach since the late 1980s, and have been implementing this approach in one form or another since 1993. The research conducted by principals and employees of the Adviser has been published in a variety of professional journals since 1991. Please see the Adviser’s website (www.aqr.com) for additional information regarding the published papers written by the Adviser’s principals and other personnel.

The Adviser’s founding principals, Clifford S. Asness, Ph.D., M.B.A., David G. Kabiller, CFA, Robert J. Krail, and John M. Liew, Ph.D., M.B.A., and several colleagues founded the Adviser in January 1998. Each of the Adviser’s founding principals was formerly at Goldman Sachs, & Co., where Messrs. Asness, Krail, and Liew comprised the senior management of the Quantitative Research Group at Goldman Sachs Asset Management (GSAM). At GSAM, the team managed both traditional (managed relative to a benchmark) and non-traditional (managed seeking absolute returns) mandates. The founding principals formed the Adviser to build upon the success achieved at GSAM while enabling key professionals to devote a greater portion of their time to research and investment product development. The Adviser manages assets for institutional investors both in the United States and globally. The Adviser is based in Greenwich, Connecticut and employs approximately 413 people as of the date of this prospectus.
Advisory Agreement
For serving as investment adviser, the Adviser is entitled to receive an advisory fee from each Fund, as reflected below and expressed as a percentage of average daily net assets.

Fund
AQR Global Equity Fund	0.40%
AQR International Equity Fund	0.45%

For the fiscal period of January 1, 2013 to September 30, 2013, the Adviser received from each Fund the following aggregate investment advisory fee as a percentage of average daily net assets. The following reflects any reductions to a Fund’s contractual investment advisory fee shown above for any investment advisory fees waived by the Adviser pursuant to the Fee Waiver Agreement described below.

Fund
AQR Global Equity Fund	0.40%
AQR International Equity Fund	0.45%

A discussion regarding the basis of the Board of Trustees’approval of the AQR Global Equity Fund’s and the AQR International Equity Fund’s current Advisory Agreement with the Adviser is available in the Funds’ semi-annual report to shareholders for the period ended June 30, 2013.
Fee Waiver Agreement
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses of Class I, N and R6 Shares of the Funds (the “Fee Waiver Agreement“) to the extent that the annual ordinary operating expenses of a class, exclusive of certain expenses, exceed certain set percentages as described in each Fund’s current prospectuses. For the Class R6 Shares, these percentages are as follows:

Fund
AQR Global Equity Fund	0.70%
AQR International Equity Fund	0.75%

The Fee Waiver Agreement for the Class R6 Shares of the Funds is effective through January 28, 2015.
The Fee Waiver Agreement may only be terminated with the consent of the Board of Trustees, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act and does not extend to interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary

AQR Funds	22	Prospectus

expenses. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the recapture can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed expenses. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above during such year. For the fiscal period of January 1, 2013 through September 30, 2013, the Adviser recaptured fees waived and/or expenses reimbursed in an amount equal to 0.02% of average daily net assets of each of the AQR Global Equity Fund and the AQR International Equity Fund.
Portfolio Managers

Each Fund is managed by a team of investment professionals. The portfolio managers of the Adviser responsible for the oversight of the Funds are Messrs. Clifford S. Asness, Ph.D., M.B.A., John M. Liew, Ph.D., M.B.A., Ronen Israel, M.A., Oktay Kurbanov, M.B.A. and Lars N. Nielsen, M.Sc. Each of Messrs. Asness, Liew, Israel, Kurbanov and Nielsen served as portfolio managers of (i) the privately offered fund which was reorganized into the AQR Global Equity Fund from June 2006, the commencement of operations, through December 31, 2009, the date the privately offered fund was reorganized into the AQR Global Equity Fund; and (ii) the privately offered fund which was reorganized into the AQR International Equity Fund from July 2004, the commencement of operations, through August 28, 2009, the date the privately offered fund was reorganized into the AQR International Equity Fund.

The portfolio managers of each Fund are jointly and primarily responsible for overseeing the day-to-day management of the Fund, as well as setting the Fund’s overall investment strategy. Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.
Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.
John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Ronen Israel, M.A., is a Principal of the Adviser. Mr. Israel joined the Adviser in 1999 and heads its Global Alternative Premia group, focusing on portfolio management and research. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.
Oktay Kurbanov, M.B.A., is a Principal of the Adviser. Mr. Kurbanov joined the Adviser at its inception in 1998 and runs the portfolio management team within the Global Asset Allocation group. He earned a B.S. in physics and mathematics from the University of Michigan, and an M.B.A. from the Stern School of Business at New York University.
Lars N. Nielsen, M.Sc., is a Principal of the Adviser. Mr. Nielsen joined the Adviser in 2000, oversees research in the Global Stock Selection and Global Asset Allocation teams, and is a part of the portfolio management teams for several hedge funds and long-only portfolios. He earned a B.Sc. and M.Sc. in economics from the University of Copenhagen.
From time to time, a manager, analyst, or other employee of the Adviser or any of its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Adviser or any other person within the Adviser’s organization. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of a Fund.

AQR Funds	23	Prospectus

Investing With the AQR Funds

The Funds offer Class I, Class N, Class R6 and Class Y Shares. Each class of a Fund’s shares has a pro rata interest in the Fund’s investment portfolio, but differs as to expenses, distribution arrangements and the types of investors who may be eligible to invest in the share class. This prospectus describes the Class R6 and Class Y Shares of the Funds. The Class I and Class N Shares of the Funds are offered in a separate prospectus. Call 1-866-290-2688 to obtain more information concerning the Funds’ other share classes, including the prospectus for these other share classes.

Prior to investing, non-U.S. residents should consult a qualified tax and/or legal adviser about whether purchasing shares of a Fund is a suitable investment given legal and tax ramifications; some non-U.S. residents may not be permitted to invest in a Fund depending on applicable laws and regulations. In addition, investors from countries that are members of the European Union are not permitted to invest in any Fund without the prior consent of the Fund.
The Funds reserve the right to refuse any request to purchase shares.

ELIGIBILITY TO BUY CLASS Y SHARES
Each Fund’s Class Y Shares are offered exclusively to institutional clients of the Adviser with whom: (i) a separate services and reporting agreement has been entered into with the Adviser, and (ii) such clients have invested in a Fund an amount equal to or above $10,000,000.
INVESTMENT MINIMUMS – CLASS Y SHARES
The minimum initial account size for Class Y Shares is $10,000,000 for eligible institutional investors. There is no minimum subsequent investment amount.
ELIGIBILITY TO BUY CLASS R6 SHARES
Each Fund’s Class R6 Shares are offered exclusively to the following types of institutional investors:
1)	Qualified defined contribution plans, defined benefit retirement plans, and 457 plans;
2)	endowments and foundations;
3)	investment companies;
4)	corporations, insurance companies, trust companies and bank trust departments;
5)	tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans;
6)	employees of the Adviser and affiliates, trustees and officers of the Trust and their immediate family members;
7)	investment professionals, employees of broker-dealers or other financial intermediaries and their immediate family members; and
8)	other institutional investors not enumerated above.
Class R6 Shares are available directly from the Funds, or through certain financial intermediaries that have entered into appropriate agreements with the Funds’Distributor, ALPS Distributors, Inc.
Class R6 Shares do not pay commissions or 12b-1 fees, or make administrative or service payments to financial intermediaries, sometimes referred to as “revenue sharing,” in connection with investments in Class R6 Shares.
INVESTMENT MINIMUMS – CLASS R6 SHARES
The minimum initial account size for Class R6 Shares is $5,000,000. There is no minimum subsequent investment amount.
For the Class R6 Shares, there is no minimum initial account size for defined contribution and 457 plans, or for investors in eligibility groups 5, 6, and 7 above under the heading “Eligibility to Buy Class R6 Shares.”
Some financial intermediaries may impose different or additional eligibility and minimum investment requirements. The Funds have the discretion to further modify, waive or reduce the above minimum investment requirements.
The Funds reserve the right to refuse any request to purchase shares.
SUBSCRIPTION AND REDEMPTION FEES – CLASS Y SHARES

The Funds offered by this prospectus assess subscription and redemption fees on Class Y Shares. Subscription and redemption fees are assessed and retained by a Fund to help offset portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) caused by shareholder purchases and redemptions of shares. In essence, the fees are designed to allocate those costs (or an estimate of those costs) to the shareholder causing the activity. Subscription fees are not assessed on reinvestments of dividends. Redemption fees apply to redemptions of Class Y Shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).
A Fund may elect to waive part or all of the subscription or redemption fee on a transaction in Class Y Shares in circumstances in which a Fund determines in its discretion that the transactional activity will not cause part or all of the costs the fee is designed to offset, including when:
•	part or all of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase or other cash flow occurring on the same day; or
•	part or all of the purchase or redemption transaction is made in kind.
•	the magnitude of the transaction is deemed to be sufficiently small relative to the size of the Fund.

AQR Funds	24	Prospectus

The subscription and redemption fee for each of the Funds may be adjusted from time to time to account for changes in the Funds’ investments.

TYPES OF ACCOUNTS – CLASS R6 SHARES AND CLASS Y SHARES

You may set up your account in any of the following ways:
Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts can have two or more owners, and provide for rights of survivorship.

Gift or Transfer to a Minor (UGMA, UTMA). These gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of the account once he/she reaches the age of majority. Your application should include the minor’s social security number.

Trust for Established Employee Benefit or Profit-Sharing Plan. The trust or plan must be established before you can open an account and you must include the date of establishment of the trust or plan on your application.
Business or Organization. You may invest money on behalf of a corporation, association, partnership or similar institution. You should include a certified resolution with your application that indicates which officers are authorized to act on behalf of the entity.

Retirement or Education. A qualified retirement account enables you to defer taxes on investment income and capital gains. Your contributions may be tax-deductible. For detailed information on the tax advantages and consequences of investing in individual retirement accounts (IRAs) and retirement plan accounts, please consult your tax advisor. The types of IRAs available to you are: Traditional IRA, Roth IRA, Rollover IRA, SIMPLE IRA, and Coverdell Education Savings Account (formerly called an Education IRA).
The IRA and Coverdell Education Savings Account custodian charges an annual maintenance fee (currently $15.00) per IRA or ESA holder.
The Funds may be used as an investment in other kinds of retirement plans, including, but not limited to, Keogh plans maintained by self-employed individuals or owner-employees, traditional pension plans, corporate profit-sharing and money purchase pension plans, section 403(b)(7) custodial tax-deferred annuity plans, other plans maintained by tax-exempt organizations, cash balance plans and any and all other types of retirement plans. All of these accounts need to be established by the plan’s trustee and the plan’s trustee should contact the Funds regarding the establishment of an investment relationship.

SHARE PRICE
Net Asset Value. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of that Fund, is called the Fund’s net asset value (“NAV”) per share. Each Fund’s NAV per share is computed as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading (a Business Day). Each Fund determines an NAV per share for each class of its shares. If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV per share of a Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made.
The value of each Fund’s investments is generally determined based on readily available market quotations. The Funds may use pricing services to obtain readily available market quotations. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates value. Futures contracts are generally valued at the last quoted sales price on the application valuation date.
Foreign markets may be open at different times and on different days than the NYSE, meaning that the value of the Funds’ shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern time).

Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board of Trustees(the “Trust’s Valuation Procedures”). The Board of Trustees has authorized the Adviser to establish a valuation committee (the “Valuation Committee”) for the Funds to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with the Trust’s Valuation Procedures. It is the role of the Valuation Committee to determine the fair value of portfolio holdings. When a security’s fair value is determined, the valuation may differ depending on the valuation method used by the Valuation Committee. Shareholders who purchase or redeem shares when the value of one or more securities in a Fund’s portfolio have been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they would have if the securities had not been valued using the fair valuation procedures.
The Funds normally value equity securities and futures contracts primarily traded on North American, Central American, South American and Caribbean markets as described above. However, the Funds have implemented and normally use fair value pricing on a daily basis for all equity securities that are not primarily traded on North American, Central American, South American and Caribbean markets because trading in these securities typically is completed at times that vary significantly from the closing of the NYSE. This fair value pricing process for foreign equity securities uses the quotations of an independent pricing service to value each such security unless (i) the pricing service does not provide prices for the security, in which event the Fund may use market value or fair value in accordance with the Trust’s Valuation Procedures or (ii) the Adviser determines that : (a) a quote provided by the service does not accurately reflect the value of the security; and (b) the use of another fair valuation methodology is appropriate. This policy is designed to help ensure that the Funds’NAV per share appropriately reflect their investments’ values at the time of pricing.

AQR Funds	25	Prospectus

Futures contracts that are not primarily traded on North American, Central American, South American and Caribbean markets are normally valued at the settlement price of the exchange on which it is traded. If the Funds or the Adviser determine that the settlement price of the foreign exchange is not reliable, the futures contract will be valued based on its fair value as determined in accordance with the Trust’s Valuation Procedures.

Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Equity,total return and commodity swap contracts are valued at fair value, based on the price of the underlying referenced instrument. Credit default swaps are valued daily primarily using independent pricing services or market makers. Interest rate swap contracts are valued at fair value as determined by an independent pricing service based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

You may obtain information as to a Fund’s current NAV per share by visiting the Funds’ website at www.aqrfunds.com or by calling 1-866-290-2688.

GENERAL PURCHASING POLICIES

•	You may purchase a Fund’s Class R6 Shares and Class Y Shares directly from the Fund at the NAV per share next determined following receipt of your purchase order in good order by a Fund or an authorized financial intermediary or other agent of a Fund, and subject to a subscription fee for the Class Y Shares. A purchase, exchange or redemption order is in “good order” when a Fund, its Distributor and/or its agent, receives all required information, including properly completed and signed documents. Financial intermediaries authorized to accept purchase orders on behalf of a Fund are responsible for timely transmitting those orders to the Fund.
•	You may purchase a Fund’s Class R6 Shares directly from the Fund or through certain financial intermediaries (and other intermediaries these firms may designate) without the imposition of any sales charges.
•	Once a Fund accepts your purchase order, you may not cancel or revoke it; however, you may redeem the shares. A Fund is deemed to have received a purchase or redemption order when an authorized financial intermediary (or its authorized designee) receives the order. A Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 10 days.

•	Each Fund reserves the right to cancel any purchase or exchange order it receives if the Trust believes that it is in the best interest of a Fund’s shareholders to do so.
GENERAL REDEMPTION POLICIES

•	You may redeem a Fund's Class R6 Shares and Class Y Shares at the NAV per share next-determined following receipt of your redemption order in good order by the Fund or an authorized financial intermediary or other agent of the Fund.

•	The Funds cannot accept a redemption request that specifies a particular redemption date or price.
•	Once a Fund accepts your redemption order, you may not cancel or revoke it.
•	The Funds generally will transmit redemption proceeds within seven days after receipt of your redemption request. If you recently made a purchase, the Funds may withhold redemption proceeds until they are reasonably satisfied that they have received your payment. This confirmation process may take up to 10 days.
•	The Funds reserve the right at any time without prior notice to suspend, limit, modify or terminate any privilege, including the telephone exchange privilege, or its use in any manner by any person or class.
Redemption in Kind. The Funds generally intend to pay all redemptions in cash. Each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period for any one shareholder. Redemptions in excess of those amounts may be paid in cash or paid wholly or partly by a distribution in kind of marketable securities, depending on the circumstances. Brokerage costs may be incurred by a shareholder who receives securities and desires to convert them to cash.
Excessive and Short-Term Trading. The Funds are intended for long-term investment purposes, and thus purchases, redemptions and exchanges of Fund shares should be made with a view toward long-term investment objectives. Excessive trading, short-term trading and other abusive trading activities may be detrimental to a Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative cost, harming Fund performance and diluting the value of shares. Such trading may also require a Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. If your investment horizon is not long-term, then you should not invest in the Funds.
The Board of Trustees has adopted policies and procedures that seek to discourage and not accommodate excessive or short-term trading activities. These policies and procedures include the implementation of redemption fees, the use of fair value pricing of international securities and periodic review of shareholder trading activity and provide each Fund with the ability to suspend or terminate telephone or internet redemption privileges and any exchange privileges. In addition, the Funds reserve the right to refuse any purchase or exchange request that, in the view of the Adviser, could adversely affect any Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive short-term trading, or any order that may be viewed as market-timing activity. With respect to the review of shareholder trading activity, the Funds have set and utilize a set of criteria believed to serve as a preliminary indicator of market-timing and/or excessive short-term trading activity (referred to herein, as “Shareholder Criteria”) and review each account meeting this criteria. If, after review of these accounts, the transaction history of an account appears to indicate excessive short-term trading or market timing, the Fund will work with the Fund’s Transfer Agent to restrict

AQR Funds	26	Prospectus

or prohibit further purchases or exchanges of shares for the account. In addition, if the transaction history of an omnibus account appears to indicate the possibility of excessive trading, short-term trading or market timing, the Fund or the Adviser may request underlying shareholder information from the financial intermediary associated with the omnibus account pursuant to Rule 22c-2 under the 1940 Act. Upon receipt of the underlying shareholder information from the financial intermediary, the Fund or the Adviser will review any of the underlying shareholder accounts meeting the Shareholder Criteria and if the transaction history of an underlying shareholder appears to indicate excessive trading, short-term trading or market timing, the Adviser may instruct the financial intermediary to restrict or prohibit further purchases or exchanges of Fund shares by the underlying shareholder.

Despite the Funds’ efforts to detect and prevent abusive trading activity, there can be no assurance that the Funds will be able to identify all of those who may engage in abusive trading and curtail their activity in every instance. In particular, it may be difficult to curtail such activity in certain omnibus accounts and other accounts traded through intermediaries, despite arrangements the Funds have entered into with the intermediaries to provide access to account level trading information. Omnibus accounts are comprised of multiple investors whose purchases, exchanges and redemptions are aggregated before being submitted to the Funds.

OTHER POLICIES
No Certificates. The issuance of shares is recorded electronically on the books of the Funds. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. The Funds do not issue certificates representing shares of the Funds.
Frozen Accounts. The Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Small Account Policy. Each of the Funds reserve the right, upon 60 days’ written notice, to redeem the shares of any shareholder whose account has a value in a Fund of less than $10,000,000 for the Class Y Shares and $5,000,000 in the aggregate of Class R6 Shares across all AQR Funds, other than as a result of a decline in the net asset value per share, or to permit an exchange for shares of another class of the same Fund. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. A Fund will not impose a redemption fee on an exchange of Class Y Shares for Class R6 Shares, Class I Shares and/or Class N Shares of the same Fund.
Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account(s) to the minimum amount specified above before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

AQR Funds	27	Prospectus

How to Buy Class R6 Shares and Class Y Shares

HOW TO BUY SHARES
You can open an account and make an initial purchase of shares of the Funds directly from the Funds through the Funds’Distributor, ALPS Distributors, Inc.
To open an account and make an initial purchase directly with the Funds, you can mail a check or other negotiable bank draft (payable to AQR Funds) in the applicable minimum amount, along with a completed and signed Account Application, to AQR Funds, AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. To obtain an Account Application, call 1-866-290-2688 or download one from www.aqrfunds.com. A completed Account Application must include your valid taxpayer identification number. You may be subject to penalties if you falsify information with respect to your tax identification number.
Payment must be in U.S. dollars by a check drawn on a bank in the United States, wire transfer or electronic transfer. The Funds will not accept cash, traveler’s checks, starter checks, money orders, third party checks (except for properly endorsed IRA rollover checks), checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies. Shares purchased by checks that are returned will be canceled and you will be liable for any losses or fees incurred by the Fund or its agents, including bank handling charges for returned checks.
You may also purchase Fund shares by wire transfer from your bank account to your Fund account. To place a purchase by wire, please call 1-866-290-2688 for more information.

After you have opened an account, you can make subsequent purchases of shares of the Funds through your financial intermediary or directly from the Funds, depending on where your account is established. To purchase shares directly by mail, send your instruction and a check to AQR Funds at P.O. Box 2248, Denver, CO 80201-2248.
Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in a Fund. The Funds have authorized certain financial intermediaries (such as broker-dealers, investment advisors or financial institutions) to accept purchase and redemption orders on behalf of the Funds. These financial intermediaries may charge their customers a transaction or service fee. The Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of a Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.

AUTOMATIC INVESTMENT PLAN
The Funds offer an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call 1-866-290-2688 if you would like more information.

CUSTOMER IDENTIFICATION PROGRAM
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Funds must obtain the following information for each person that opens a new account:
•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.
Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

AQR Funds	28	Prospectus

eDELIVERY
eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in the Funds online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call 1-866-290-2688 or visit www.aqrfunds.com.

AQR Funds	29	Prospectus

How to Redeem Class R6 Shares and Class Y Shares
You may normally redeem your shares on any Business Day, i.e., any day during which the NYSE is open for trading. Redemptions of Class R6 Shares and Class Y Shares are priced at the NAV per share next determined after receipt of a redemption request in good order by the Funds’Distributor ,the Funds or an authorized financial intermediary or other agent of the Funds. A financial intermediary may charge its customers a transaction or service fee in connection with exchanges, and will have its own procedures for arranging for exchanges of the Funds’ shares. If you have purchased your Fund shares through a financial intermediary, consult your intermediary for more information.
None of the Funds, the Adviser, the Distributor and the Transfer Agent of the Funds, nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine.

While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. The Funds will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.
BY TELEPHONE
You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to the Funds in order to add this option. The maximum amount that may be redeemed by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record or wired to a bank account previously designated on the Account Application.
BY MAIL

To redeem by mail, you must send a written request for redemption to the Funds, AQR Funds, P. O. Box 2248, Denver, CO 80201-2248. The Funds’Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply : (1) the redemption check is payable to the shareholder(s) of record; (2) the redemption check is mailed to the shareholder(s) at the address of record; (3) an application is on file with the Transfer Agent; and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.
BY SYSTEMATIC WITHDRAWAL
You may elect to have monthly electronic transfers ($250 minimum) made to your bank account from your Funds account. Your Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

RETIREMENT ACCOUNTS
To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEPIRA, 403(b) or other retirement account by telephone or via the Internet.
PAYMENTS OF REDEMPTION PROCEEDS
Redemption orders are valued at the NAV per share next determined (subject to the redemption fee if applicable) after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell shares or accurately determine the value of assets, or if the SEC orders the Funds to suspend redemptions or delay payment of redemption proceeds.
At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 10 days or more. The Funds intend to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. The Funds intend to pay cash for all shares redeemed, except in cases noted above under the heading “General Redemption Policies,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.
By Check
You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to the Funds, AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

AQR Funds	30	Prospectus

By ACH Transfer
If your bank account is ACH active, you may have your redemption proceeds sent to your bank account via ACH transfer.
By Wire Transfer
You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Funds Account Application. If a request for a wire redemption is received by the Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Funds for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Funds reserve the right to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to the Funds, AQR Funds, P. O. Box 2248, Denver, CO 80201-2248. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by the Funds.

AQR Funds	31	Prospectus

How to Exchange Class R6 Shares
You may exchange Class R6 Shares of a Fund for Class R6, Class Y, Class I, Class L and Class N Shares of another series of the Trust(each, a “Series”), provided that you meet all eligibility requirements for investment in the particular class of shares. Exchanges may be made on any day during which the NYSE is open for trading. See “Investing with the AQR Funds” in this prospectus for more details.
Exchanges are priced at the NAV per share next determined after receipt of an exchange request in good order by the Funds’Distributor, the Funds or an authorized financial intermediary or other agent of the Funds. A financial intermediary may charge its customers a transaction or service fee in connection with exchanges, and will have its own procedures for arranging for exchanges of the Funds’ shares. If you have purchased your Fund shares through a financial intermediary, consult your intermediary for more information.
An exchange of shares of one Fund for shares of another Fund or Series is considered a sale and generally results in a capital gain or loss for federal income tax purposes, unless you are investing through an IRA, 401(k) or other tax-advantaged account. You should talk to your tax advisor before making an exchange.
None of the Funds, the Adviser, the Distributor and the Transfer Agent of the Funds, nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine, subject to applicable law.
While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone exchanges believed to be genuine. The Funds will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction and verifying the account name.
Always be sure to read the prospectus of the Fund or Series into which you are exchanging shares. To receive a current copy of the Fund’s or Series’ prospectus, please call 1-866-290-2688 or www.aqrfunds.com.
RESTRICTIONS
•	If you bought shares through a financial intermediary, contact your financial intermediary to learn which Funds, Series and share classes your financial intermediary makes available to you for exchanges.
•	Exchanges may be made only between accounts that have identical registrations.
•	You will generally be required to meet the minimum investment requirement for the class of shares of the share class into which your exchange is made.
•	Your exchange will also be subject to any other requirements of the Fund, Series or share class into which, or from which, you are exchanging shares, including the imposition of sales loads and/or subscription or redemption fees (if applicable).
•	The exchange privilege is not intended as a vehicle for short-term trading. The Funds or Series may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges.
•	Each Fund and Series reserves the right to cancel any purchase or exchange order it receives if the Trust believes that it is in the best interest of the Fund’s or Series’ (as applicable) shareholders to do so.
BY TELEPHONE
Contact your financial intermediary or, if you purchased your shares through the Distributor, you may exchange your shares by telephone if you choose that option on your Account Application by calling 1-866-290-2688. If you did not originally select the telephone option, you must provide written instructions to the Funds in order to add this option.
BY MAIL
Contact your financial intermediary or, if you purchased your shares through the Distributor, you must send a written request for exchange to the Funds at the following address:
AQR Funds
P.O. Box 2248
Denver, CO 80201-2248
BY SYSTEMATIC EXCHANGE PLAN
You may be permitted to schedule automatic exchanges of shares of a Fund for shares of other Funds or Series available for exchange. All requirements for exchanging shares described above apply to these exchanges. In addition:
•	Exchanges may be made monthly.
•	Each exchange must meet the applicable investment minimums for automatic investment plans (see “How to Buy Class R6 Shares and Class Y Shares”).
For more information, please contact your financial intermediary or the Funds.
The Funds also reserve the right to permit exchanges of shares of a Fund for shares of another class of the same Fund.

AQR Funds	32	Prospectus

Shareholder Services Agreement
The Trust has entered into a Shareholder Services Agreement with respect to the Class R6 Shares of each Fund. Under the Shareholder Services Agreement, each Fund pays the Adviser a fee of up to 0.20% annually of its average daily net assets for Class R6 Shares, for providing or arranging for the provision of certain services to Class R6 shareholders of each Fund.

AQR Funds	33	Prospectus

Certain Additional Payments
The Adviser (or an affiliate) may make payments out of its own resources to certain intermediaries or their affiliates based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Adviser in connection with the sale or distribution of a Fund’s shares or the administration of shareholder accounts. The Adviser selects the intermediaries to which it or its affiliate makes payments. These additional payments to intermediaries, which are sometimes referred to as “revenue sharing” payments, may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a Fund or a share class of the Fund over others offered by competing fund families. Ask your investment professional for more information.
The Adviser and the Funds’Distributor may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

AQR Funds	34	Prospectus

Distributions and Taxes
DISTRIBUTIONS
Each Fund distributes to its shareholders substantially all net investment income as dividends and any net capital gains realized from sales of the Fund’s portfolio securities. Each of the Funds expects to declare and pay dividends annually. Net realized long-term capital gains, if any, are paid to shareholders at least annually.
All of your income dividends and capital gain distributions will be reinvested in additional shares unless you elect to have distributions paid by check. If any check from a Fund mailed to you is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in additional Fund shares.
TAXES

The following discussion of U.S. and non-U.S. taxation applies only to U.S. shareholders and is not intended to be a full discussion of income tax laws and their effect. You may wish to consult your own tax adviser.

Taxes on Transactions. When you redeem shares, you will experience a capital gain or loss if there is a difference between the tax basis of your shares and the price you receive when you redeem them. The federal tax treatment will depend on how long you owned the shares and your individual tax position. Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state or locality.
Exchanges. If you exchange your shares of a Fund for shares of another class of the same Fund, it is not considered a taxable event and should not result in capital gain or loss. If you exchange your shares of a Fund for shares of another Fund, it is considered a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss.

Distributions. Distributions from investment income (dividends) and net short-term capital gains are taxable as ordinary income except as noted below. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held your Fund shares. Although a Fund will not be taxed on amounts it distributes, distributions will be taxable to you whether received in cash or reinvested in Fund shares, unless you hold your Fund shares in an individual retirement account or other tax-deferred account. These accounts are subject to complex tax rules and you should consult your tax adviser about which tax rules will apply to your investment.

The Trust will send you an annual statement to advise you as to the source of your distributions for tax purposes.
Taxes on Distributions. Distributions are subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the U.S., your distributions also may be taxed by the country in which you reside. Your distributions are taxable whether you take them in cash or reinvest them in additional shares.

For federal tax purposes, a Fund’s income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gains, except that “qualified dividend income” of noncorporate investors who satisfy certain holding period requirements is taxed at long-term capital gain rates, which are 15% for individuals with income below approximately $400,000 ($450,000 if married filing jointly), amounts indexed annually, 20% for individuals with any income in excess of those amounts that is net long-term capital gain or qualified dividend income and 0% of certain income levels. The character of a capital gain depends on the length of time that the Fund held the asset it sold.
A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.
Dividends, including capital distributions, if declared in October, November or December and paid in the following January, are taxable to shareholders as of paid in December.

Every January, each of your Funds will send you and the IRS a statement called Form 1099 showing the amount of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year.
Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. The 3.8% Medicare contribution tax (discussed above) will apply to gains from the sale or exchange of Fund shares.
Average Cost Calculation. Each shareholder is responsible for tax reporting and Fund share cost calculation. To facilitate your tax reporting, each Fund provides you with an average cost statement with your 1099 tax form. This average cost statement is based on transaction activity in an account for the period during which you held the account directly with the Fund.
Buying Into a Distribution. Purchasing a Fund’s shares in a taxable account shortly before a distribution by the Fund is sometimes called “buying into a distribution.” You pay income taxes on a distribution whether you reinvest the distribution in shares of the Fund or receive it in cash. In addition, you pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought shares of the Fund.
A Fund may build up capital gains during the period covered by a distribution (over the course of the year, for example) when securities in the Fund’s portfolio are sold at a profit. After subtracting any capital losses, the Fund distributes those gains to you and other shareholders, even if you did not own the shares when the gains occurred (if you did not hold the Fund earlier in the year, for example), and you incur the full tax liability on the distribution.

AQR Funds	35	Prospectus

Non-U.S. Income Taxes. Investment income received by a Fund from sources within non-U.S. countries may be subject to non-U.S. income taxes withheld at the source. If a Fund pays nonrefundable taxes to non-U.S. countries during the year, the taxes will reduce the Fund’s return. However, if a Fund qualifies for, and makes, a special election, such non-U.S. taxes paid by the Fund will be included as an amount deemed distributed to shareholders as taxable income, and you may be able to claim an offsetting credit or deduction on your tax return for your share of these non-U.S. taxes.
For United Kingdom tax purposes, one or more of the Funds may apply for U.K. “reporting fund status”, which, if approved by U.K. tax authorities and implemented by a Fund, may allow certain U.K.-based investors certain tax benefits. Persons potentially subject to U.K. income tax should consult their personal tax advisors.
Backup Withholding. You must furnish to the Funds your properly certified social security or other tax identification number to avoid federal income tax backup withholding on dividends, distributions and redemption proceeds. If you do not do so or the IRS informs the Fund that your tax identification number is incorrect, the Fund may be required to withhold 28% of your taxable distributions and redemption proceeds. Because each Fund must promptly pay to the IRS all amounts withheld, it is usually not possible for a Fund to reimburse you for amounts withheld. You may claim the amount withheld as a credit on your federal income tax return.

Beginning in July 2014, the Code will impose a U.S. withholding tax of 30% on payments (including gross proceeds, beginning in 2017) that are attributable to certain U.S. investments and made to a non-U.S. financial institution, including a non-U.S. investment fund. Each Fund will withhold at this rate on certain of its distributions unless any non-U.S. financial institution shareholder complies with certain reporting requirements to the IRS , or with the reporting requirements of an applicable intergovernmental agreement, in respect of its direct and indirect U.S. investors. Non-U.S. financial institution shareholders should consult their own tax advisers regarding the possible implications of these requirements on their investment in a Fund.

AQR Funds	36	Prospectus

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for Class Y Shares for each of the periods. Class R6 Shares commenced operations on January 8, 2014, therefore, financial information for this class is not yet available. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports on the financial statements containing the financial highlights, are included in the representative Fund’s annual report, which is available upon request.

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR GLOBAL EQUITY FUND CLASS Y
NINE MONTHS ENDED SEPTEMBER 30, 2013†,5	$11.35	0.18	1.85	2.03	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012†,5	$10.00	0.24	1.70	1.94	(0.35)	(0.24)	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$10.99	0.24	(0.94)	(0.70)	(0.16)	(0.13)	(0.29)
FOR THE YEAR ENDED DECEMBER 31, 2010[5]	$10.00	0.18	1.27	1.45	(0.38)	(0.08)	(0.46)
AQR INTERNATIONAL EQUITY FUND CLASS Y
NINE MONTHS ENDED SEPTEMBER 30, 2013†,5	$10.71	0.21	1.53	1.74	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012†,5	$ 8.98	0.25	1.83	2.08	(0.35)	__	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.89	0.28	(1.88)	(1.60)	(0.24)	(0.07)	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2010†,5	$10.16	0.20	0.89	1.09	(0.27)	(0.09)	(0.36)
FOR THE PERIOD ENDED 8/28/09[6]—12/31/09†,5	$10.00	0.03	0.57	0.60	(0.15)	(0.29)	(0.44)
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Portfolio turnover is not annualized.
5	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
6	Commencement of operations.
7	Certain expenses incurred by the Funds were not annualized for the period ended September 30, 2013.
8	Ratios are disproportionate between classes due to size of net assets and fixed expenses.

AQR Funds	37	Prospectus

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers3.7	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$13.38	17.89%	$254,722,998	0.51%	0.51%	0.51% [8]	1.88%	71%
$11.35	19.45%	$474,412,574	0.51%	0.50%	0.51%	2.24%	87%
$10.00	(6.22)%	$397,662,333	0.52%	0.51%	0.52%	2.21%	59%
$10.99	14.54%	$424,346,157	0.50%	0.50%	0.71%	1.81%	72%

$12.45	16.25%	$543,682,428	0.55%	0.55%	0.55%	2.45%	59%
$10.71	23.26%	$474,563,739	0.56%	0.55%	0.56%	2.52%	74%
$ 8.98	(14.66)%	$348,681,473	0.58%	0.57%	0.58%	2.63%	60%
$10.89	10.84%	$371,799,177	0.55%	0.55%	0.77%	2.02%	93%
$10.16	6.08%	$360,491,107	0.55%	0.55%	0.98%	0.99%	29%

AQR Funds	38	Prospectus

Glossary of Terms
The following is a glossary of terms used throughout this prospectus and their definitions. This glossary is set forth solely for reference purposes. The terms summarized or referenced in this glossary are qualified in their entirety by the prospectus itself.

1940 Act	the Investment Company Act of 1940, as amended
Adviser	AQR Capital Management, LLC
Advisory Agreement	the Investment Advisory Agreement under which the Adviser serves as investment adviser to the AQR Funds
Board of Trustees	the Board of Trustees of the AQR Funds or any duly authorized committee thereof, as permitted by applicable law
Business Day	each day during which the NYSE is open for trading
Code	the Internal Revenue Code of 1986, as amended
Distributor	ALPS Distributors, Inc.
Global Equity Benchmark or MSCI World Index	the MSCI World Index is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada
Good order	a purchase, exchange or redemption order is in “good order” when a Fund, its Distributor and/or its agent, receives all required information, including properly completed and signed documents
International Equity Benchmark or MSCI EAFE Index	the MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada
IRS	the Internal Revenue Service
Momentum	the Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time
Mutual fund	an investment company registered under the 1940 Act that pools the money of many investors and invests it in a variety of securities in an effort to achieve a specific objective over time
NAV	the net asset value of a particular Fund
NYSE	the New York Stock Exchange
SEC	U.S. Securities and Exchange Commission
Total Return	the percentage change, over a specified time period, in a mutual fund’s NAV, assuming the reinvestment of all distributions of dividends and capital gains
Tracking Error or Tracking Risk	a measure of how closely a portfolio follows the index to which it is benchmarked. It measures the standard deviation of the difference between the portfolio and index returns
Transfer Agent	ALPS Fund Services, Inc.
Trust	AQR Funds, a Delaware statutory trust
Volatility	a statistical measure of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk

AQR Funds	39	Prospectus

You may wish to read the Statement of Additional Information for more information about the Funds. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is considered to be part of this prospectus.
You may obtain free copies of the Funds’ Statement of Additional Information, request other information, and discuss your questions about the Funds by writing or calling:
AQR Funds
P.O. Box 2248
Denver, CO 80201-2248
1-866-290-2688
The requested documents will be sent within three Business Days of your request.
You may also obtain the Funds’ Statement of Additional Information, along with other information, free of charge, by visiting the Funds’ Web site at www.aqrfunds.com.
Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Fund documents may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.
Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
AQR FUNDS
Investment Company Act File No.: 811-22235

AQR Funds
Statement of Additional Information

AQR CORE EQUITY FUNDS
AQR Core Equity Fund
AQR Small Cap Core Equity Fund
AQR International Core Equity Fund

AQR MOMENTUM FUNDS
AQR Momentum Fund
AQR Small Cap Momentum Fund
AQR International Momentum Fund
AQR Tax-Managed Momentum Fund
AQR Tax-Managed Small Cap Momentum Fund
AQR Tax-Managed International Momentum Fund

AQR DEFENSIVE EQUITY FUNDS
AQR U.S. Defensive Equity Fund
AQR International Defensive Equity Fund
AQR Emerging Defensive Equity Fund
AQR INTERNATIONAL AND GLOBAL EQUITY FUNDS
AQR Global Equity Fund
AQR International Equity Fund
January 29, 2014

Two Greenwich Plaza

Greenwich, CT 06830

(866) 290-2688
This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with each Prospectus of the above listed series of the AQR Funds dated January 29, 2014 (together the “Prospectus”) which has been filed with the Securities and Exchange Commission (“SEC”) and can be obtained, without charge, by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248 or calling the telephone number given above. This SAI is incorporated by reference in its entirety in the Prospectus. The Funds’ audited financial statements are incorporated into this SAI by reference to the Funds’ Annual Report to Shareholders for the fiscal period ended September 30, 2013. Copies of the Prospectus, SAI and the most current annual and semi-annual reports, when available, may be obtained without charge by writing the address or calling the phone number shown above. Each series of AQR Funds has distinct investment objectives and strategies.

Fund	Ticker Symbol
AQR Core Equity Fund
Class L	QCELX
Class N	QCENX
AQR Small Cap Core Equity Fund
Class L	QSMLX
Class N	QSMNX
AQR International Core Equity Fund
Class L	QICLX
Class N	QICNX

Fund	Ticker Symbol
AQR Momentum Fund
Class L	AMOMX
Class N	AMONX
AQR Small Cap Momentum Fund
Class L	ASMOX
Class N	ASMNX
AQR International Momentum Fund
Class L	AIMOX
Class N	AIONX
AQR Tax-Managed Momentum Fund
Class L	ATMOX
Class N	ATMNX
AQR Tax-Managed Small Cap Momentum Fund
Class L	ATSMX
Class N	ATSNX
AQR Tax-Managed International Momentum Fund
Class L	ATIMX
Class N	ATNNX
AQR U.S. Defensive Equity Fund
Class I	AUEIX
Class N	AUENX
AQR International Defensive Equity Fund
Class I	ANDIX
Class N	ANDNX
AQR Emerging Defensive Equity Fund
Class I	AZEIX
Class N	AZENX
AQR Global Equity Fund
Class I	AQGIX
Class N	AQGNX
Class Y	AQGYX
Class R6	AQGRX
AQR International Equity Fund
Class I	AQIIX
Class N	AQINX
Class Y	AQIYX
Class R6	AQIRX

Statement of Additional Information

AQR Funds (“Trust”) is an open-end management investment company organized as a Delaware statutory trust on September 4, 2008, and is currently composed of thirty-four series including, in part: AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive Equity Fund, AQR Emerging Defensive Equity Fund, AQR Global Equity Fund and AQR International Equity Fund (each a “Fund” and collectively, “Funds”). Each Fund has distinct investment objectives and strategies. This SAI relates only to the Funds, each of which changed its fiscal year-end from December 31 to September 30 in 2013. The AQR Diversified Arbitrage Fund, AQR Managed Futures Strategy Fund, AQR Risk Parity Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy HV Fund and the AQR Style Premia Alternative Fund are also series of the Trust and are described in a separate Statement of Additional Information. The AQR International Small Cap Fund, AQR Emerging Markets Fund, AQR Equity Plus Fund, AQR Small Cap Core Fund, AQR Small Cap Growth Fund, AQR Risk-Balanced Commodities Strategy LV Fund and AQR Global Macro Fund have not commenced operations as of the date of this SAI.
The AQR Global Equity Fund and the AQR International Equity Fund have acquired the assets and liabilities of a corresponding privately offered fund managed by AQR Capital Management, LLC, the Funds’ investment adviser (“Adviser”), in a reorganization completed on the date each Fund commenced operations. Each privately offered fund had an investment objective and investment policies that were, in all material respects, the same as those of the corresponding Fund. However, the privately offered funds were not registered as investment companies under the Investment Company Act of 1940, as amended (“1940 Act”), and were not subject to certain investment limitations, diversification requirements, liquidity requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code (“Code”).

Much of the information contained in this SAI expands on subjects discussed in each Fund’s respective Prospectus. No investment in the shares of any of the Funds should be made without first reading the Prospectus. All terms defined in the Prospectus have the same meaning in the SAI.
Securities, Investment Strategies and Related Risks
The following descriptions supplement the descriptions of the investment objectives, strategies and related risks of each Fund as set forth in the Prospectus.

Subject to the investment policies and restrictions as described in the Prospectus and in this SAI, the below table indicates which Funds may invest in or have exposure to the following securities or pursue any of the following investment strategies. The information below does not describe every type of investment, technique or risk to which a Fund may be exposed.

Securities and/or Investment Strategies	Funds
Borrowing and Leverage	All Funds
Cash Management/Temporary Investments	All Funds
Depositary Receipts	All Funds
Emerging Markets Investments	AQR International Core Equity Fund
AQR International Momentum Fund
AQR Tax-Managed International Momentum Fund
AQR Emerging Defensive Equity Fund
AQR Global Equity Fund

Securities and/or Investment Strategies	Funds
AQR International Equity Fund
Equity Securities	All Funds
Exchange-Traded Funds (“ETFs”)	All Funds
Exchange Traded Notes (“ETNs”)	All Funds
Foreign Investments	AQR International Core Equity Fund
AQR International Momentum Fund
AQR Tax-Managed International Momentum Fund
AQR International Defensive Equity Fund
AQR Emerging Defensive Equity Fund
AQR Global Equity Fund
AQR International Equity Fund
Foreign Exchange Risk and Currency Transactions	AQR International Core Equity Fund
AQR International Momentum Fund
AQR Tax-Managed International Momentum Fund
AQR International Defensive Equity Fund
AQR Emerging Defensive Equity Fund
AQR Global Equity Fund
AQR International Equity Fund
Forwards, Futures, Swaps and Options	All Funds
Special Risk Factors Regarding Forwards, Futures, Swaps and Options	All Funds
Regulatory Matters Regarding Forwards, Futures, Swaps and Options	All Funds
Forward Contracts	All Funds
Futures Contracts	All Funds
Stock Index Futures	All Funds
Futures Contracts on Securities	All Funds
Swap Agreements	All Funds
Equity, Currency, Commodity, Futures and Swaps	All Funds
Total Return and Interest Rate Swaps	All Funds
Combined Transactions	All Funds
Hedging Transactions	All Funds
Illiquid Securities	All Funds
Loans of Portfolio Securities	All Funds
Margin Deposits and Cover Requirements	All Funds
Margin Deposits for Futures Contracts	All Funds
Cover Requirements for Forward Contracts, Swap Agreements, Options, Futures and Options on Futures	All Funds
Mid Cap Securities Risk	AQR Core Equity Fund
AQR International Core Equity Fund
AQR Momentum Fund
AQR International Momentum Fund
AQR Tax-Managed Momentum Fund
AQR Tax-Managed International Momentum Fund

Securities and/or Investment Strategies	Funds
AQR U.S. Defensive Equity Fund
AQR International Defensive Equity Fund
AQR Emerging Defensive Equity Fund
AQR Global Equity Fund
AQR International Equity Fund
Momentum Style Risk	AQR Core Equity Fund
AQR Small Cap Core Equity Fund
AQR International Core Equity Fund
AQR Momentum Fund
AQR Small Cap Momentum Fund
AQR International Momentum Fund
AQR Tax-Managed Momentum Fund
AQR Tax-Managed Small Cap Momentum Fund
AQR Tax-Managed International Momentum Fund
AQR Global Equity Fund
AQR International Equity Fund
REITs	All Funds
Repurchase Agreements	All Funds
Reverse Repurchase Agreements	All Funds
Rights and Warrants	All Funds
Securities of Other Investment Companies	All Funds
Short Sales	All Funds
Small Cap Securities Risk	AQR Small Cap Core Equity Fund
AQR Small Cap Momentum Fund
AQR Tax-Managed Small Cap Momentum Fund
AQR U.S. Defensive Equity Fund
AQR International Defensive Equity Fund
AQR Emerging Defensive Equity Fund
AQR Global Equity Fund
AQR International Equity Fund
Tax-Managed Investing	AQR Tax-Managed Momentum Fund
AQR Tax-Managed Small Cap Momentum Fund
AQR Tax-Managed International Momentum Fund
AQR U.S. Defensive Equity Fund
AQR International Defensive Equity Fund
AQR Emerging Defensive Equity Fund
U. S. Government Securities	All Funds
Risks Related to the Adviser and to its Quantitative and Statistical Approach	All Funds
Borrowing and Leverage

Each Fund may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. This borrowing may be unsecured. The 1940 Act precludes a fund from borrowing if, as a result of such borrowing, the total amount of all money borrowed by a fund exceeds 33 1/3% of the value of its total assets (that is, total assets including borrowings, less liabilities exclusive of borrowings) at the time of such borrowings. This means that the 1940 Act requires a fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time, and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company under the Code. In addition, certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Adviser from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Borrowing has a leveraging effect because it tends to exaggerate the effect on a Fund’s net asset value (“NAV”) per share of any changes in the market value of its portfolio securities. Money borrowed will be subject to interest costs and other fees, which may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a fund compared with what it would have been without leverage.
The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund can be viewed as constituting a form of “senior security” of the fund for purposes of the 1940 Act. These transactions may include selling securities short, buying and selling certain derivatives (such as futures contracts or swap agreements), selling (or writing) put and call options, engaging in when-issued, delayed-delivery, forward-commitment or reverse repurchase transactions and other trading practices that have a leveraging effect on the capital structure of a fund or may be viewed as economically equivalent to borrowing. A borrowing transaction will not be considered to constitute the issuance of a “senior security” by a Fund if the Fund (1) maintains an offsetting financial position, (2) maintains liquid assets in a sufficient value to cover the Fund’s potential obligation under the borrowing transaction not offset or covered as provided in (1) and (3), or (3) otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively, “covers” the transaction). The value of a Fund’s holdings in such instruments are marked-to-market daily to ensure proper coverage. A Fund may have to buy or sell a security at a disadvantageous time or price in order to cover such transaction. In addition, assets being maintained to cover such transactions may not be available to satisfy redemptions or for other purposes or obligations.

Cash Management/Temporary Investments

A Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, U.S. treasury bills, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.
A Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent a Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Depositary Receipts

A Fund, subject to its investment strategies and policies, may purchase American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Thailand Non-Voting Depositary Receipts (“NVDRs”). ADRs, EDRs, GDRs and NVDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs,

EDRs, GDRs and NVDRs may be sponsored or unsponsored. The issuer of a sponsored receipt typically bears certain expenses of maintaining the depositary receipt facility. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid. Holders of unsponsored receipts generally bear all the costs of the depositary receipt facility. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications.

Emerging Markets Investments

A Fund, subject to its investment strategies and policies, may invest in emerging markets investments, which have exposure to the risks discussed below relating to foreign instruments more generally, as well as certain additional risks. A high proportion of the shares of many issuers in emerging market countries may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund in particular securities. In addition, emerging market investments are susceptible to being influenced by large investors trading significant blocks of securities.
Emerging market stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries are comparatively underdeveloped. Stockbrokers and other intermediaries in the emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets.
Political and economic structures in many emerging market countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in emerging markets relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Emerging securities markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Although some governments in emerging markets have instituted economic reform policies, there can be no assurances that such policies will continue or succeed.

Equity Securities

A Fund, subject to its investment strategies and policies, may purchase equity securities or be exposed to equity securities through derivative instruments. Equity securities may include common and preferred stock, convertible securities, private investments in public equities, depositary receipts and warrants. Common stock represents an equity or ownership interest in a company. This interest often gives a Fund the right to vote on measures affecting the company’s organization and operations. Equity securities have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term. Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income for dividend payments.
The market value of all securities, including equity securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.

Exchange-Traded Funds (“ETFs”)
A Fund, subject to its investment strategies and policies, may purchase ETFs. ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities or commodities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities or commodities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also “Securities of Other Investment Companies” below.
Exchange Traded Notes (“ETNs”)

Certain Funds may invest in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.
The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.
There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

Foreign Investments

A Fund, subject to its investment strategies and policies, may invest, either directly or via exposure through a derivative instrument, in securities and other investments (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. All such investments are referred to as “foreign instruments.”

Investing in foreign instruments offers potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer investment potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. Investments in foreign instruments present additional risks and considerations not typically associated with investments in domestic securities: reduction of income due to foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less trading volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the United States; less regulation of foreign issuers, stock exchanges and brokers than in the United States; greater difficulties in commencing lawsuits and obtaining judgments in foreign courts; higher brokerage commission rates than in the United States; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; requirement of payment for investments prior to settlement possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the United States economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

Foreign Exchange Risk and Currency Transactions

The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used to (i) gain exposure to a particular currency or currencies as a part of the Fund’s investment strategy, (ii) when a security denominated in a foreign currency is purchased or sold, or (iii) when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. With respect to subparagraphs (ii) and (iii), a forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency. Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) includes foreign exchange forwards in the definition of “swap” as well as over-the-counter derivatives and therefore contemplates that certain of these contracts may be exchange-traded, cleared by a clearinghouse and otherwise regulated by the Commodity Futures Trading Commission (the “CFTC”). The CFTC has been granted authority to regulate forward foreign currency contracts and many of the final regulations already adopted by the CFTC will apply to such contracts, however a limited category of forward foreign currency contracts were excluded from certain of the Dodd-Frank regulations by the Secretary of the U.S. Treasury Department. Therefore, trading by the Funds in forward foreign currency contracts excluded by the Treasury Department are not subject to the CFTC regulations to which other forward foreign currency contracts are subject.
Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund’s performance may be adversely affected as the Adviser may be incorrect in its forecasts of market value and currency exchange rates.
Forwards, Futures, Swaps and Options

As described below, a Fund may purchase and sell in the U.S. or abroad futures contracts, forward contracts, swaps and put and call options on securities, futures, securities indices, swaps and currencies. In the future, a Fund may employ instruments and strategies that are not presently contemplated, but which may be subsequently developed, to the extent such investment methods are consistent with such Fund’s investment objectives, and are legally permissible. There can be no assurance that an instrument, if employed, will be successful.
A Fund may buy and sell these investments for a number of purposes, including hedging, investment or speculative purposes. For example, it may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a substitute for purchasing individual securities. Some of these strategies, such as selling futures, buying puts and writing covered calls, may be used to hedge a Fund’s portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase a Fund’s exposure to the securities market.
Special Risk Factors Regarding Forwards, Futures, Swaps and Options

Transactions in derivative instruments (e.g., futures, options, forwards, and swaps) involve a risk of loss or depreciation due to: unanticipated adverse changes in securities or commodities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge (if the derivative instrument is being used for hedging purposes); tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions.

The Fund’s use of swaps, futures contracts, forward contracts and certain other derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying a derivative instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use derivative instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset and may cause the Fund’s NAV to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset through a derivative instrument providing leveraged exposure to the asset and that derivative instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the derivative instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of derivative instruments providing enhanced exposure will enable the Fund to achieve its investment objective.
A Fund’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Fund’s assets.

Over-the-counter (“OTC”) derivative instruments involve an increased risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. Further, under certain circumstances commodity exchanges or regulators may impose limits that are lower than current open equity in a given futures contract, such limit changes have the potential to cause liquidation of positions and may adversely affect the Fund. Certain purchased OTC options, and assets used as cover for written OTC options, may be considered illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. The use of derivatives is a highly specialized activity that involves skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the Adviser’s use of derivative instruments will be advantageous to a Fund.

Regulatory Matters Regarding Forwards, Futures, Swaps and Options

The Funds and, if applicable, any Cayman Island subsidiary through which they invest are subject to regulation by the CFTC as commodity pools and the Adviser is subject to regulation by the CFTC as a commodity pool operator (“CPO”) with respect to the Funds under the Commodity Exchange Act (“CEA”). The Adviser does not currently rely on an exclusion from the definition of CPO in CFTC Rule 4.5 with respect to any of the Funds.

Transactions in futures and options by any of the Funds are subject to limitations established by futures and option exchanges governing the maximum number of futures and options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the futures or options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of futures or options which a Fund may write or hold may be affected by futures or options written or held by other entities, including other investment companies advised by the Adviser (or an adviser that is an affiliate of the Funds’ Adviser). An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Forward Contracts

A forward contract is an obligation to purchase or sell a specific security, currency or other instrument for an agreed price at a future date that is individually negotiated and privately traded by traders and their customers. In contrast to contracts traded on an exchange (such as futures contracts), forward contracts are not guaranteed by any exchange or clearinghouse and are subject to the creditworthiness of the counterparty of the trade. Forward contracts are highly leveraged and highly volatile, and a relatively small price movement in a forward contract may result in substantial losses to a Fund. To the extent a Fund engages in forward contracts to generate return, the Fund will be subject to these risks.

Forward contracts are not always standardized and are frequently the subject of individual negotiation between the parties involved. By contrast, futures contracts are generally standardized and futures exchanges have central clearinghouses which keep track of all positions.
Because there is no clearinghouse system applicable to forward contracts, there is no direct means of offsetting a forward contract by purchase of an offsetting position on the same exchange as one can with respect to a futures contract. Absent contractual termination rights, a Fund may not be able to terminate a forward contract at a price and time that it desires. In such event, the Fund will remain subject to counterparty risk with respect to the forward contract, even if the Fund enters into an offsetting forward contract with the same, or a different, counterparty. If a counterparty defaults, the Fund may lose money on the transaction.
Depending on the asset underlying the forward contract, forward transactions can be influenced by, among other things, changing supply and demand relationships, government commercial and trade programs and policies, national and international political and economic events, weather and climate conditions, insects and plant disease, purchases and sales by foreign countries and changing interest rates.
Futures Contracts

U.S. futures contracts are traded on organized exchanges regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. The Fund may also invest in non-U.S. futures contracts.
There are several risks in connection with the use of futures by the Funds. In the event futures are used by a Fund for hedging purposes, one risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge.

To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, when a Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline.

Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.
Successful use of futures to hedge portfolio securities protects against adverse market movements but also reduces potential gain. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements (as described below). Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.
The Funds may also use futures to attempt to gain exposure to a particular market, index, security, commodity or instrument or for speculative purposes to increase return. One or more markets, indices or instruments to which a Fund has exposure through futures may go down in value, possibly sharply and unpredictably. This means the Fund may lose money.

The price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame (in the event futures are used for hedging purposes).

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin (as described below). In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.
Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover equity.
Stock Index Futures

A Fund may invest in stock index futures. A stock index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks.
Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The contracts obligate the seller to deliver and the purchaser to take cash to settle the futures transaction or to enter into an obligation contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by a Fund on the purchase or sale of a stock index future. At any time prior to the expiration of the future, a Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the future for tax purposes. Although stock index futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.
Futures Contracts on Securities

The Funds may purchase and sell futures contracts on securities. A futures contract sale creates an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.
Although futures contracts on securities by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking delivery of securities. A Fund may close out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, a Fund may close out of a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss. Accounting for futures contracts will be in accordance with generally accepted accounting principles.
Swap Agreements

A Fund may enter into swap agreements with respect to securities, futures, currencies, indices, commodities and other instruments. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors, including securities, futures, currencies, indices, commodities and other instruments. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security or commodity prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

Some swap agreements entered into by a Fund would calculate the obligations of the parties to the agreements on a “net” basis. Consequently, a Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of liquid assets in accordance with SEC staff guidance.

Forms of swap agreements also include cap, floor and collar agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund’s exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, whether in respect of periodic payments or margin, the Fund must be prepared to make such payments when due.

A Fund’s use of swap agreements may not be successful in furthering its investment objective, as the Adviser may not accurately predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may also be considered to be illiquid. If such instruments are determined to be illiquid, then a Fund will limit its investment in these instruments subject to its limitation on investments in illiquid securities. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Funds by the Code may limit each of the Funds’ ability to use swap agreements. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Global regulatory changes could adversely affect a Fund by restricting its trading activities and/or increasing the costs or taxes to which its investors are subject. The Dodd Frank Wall Street Reform and Consumer Protection Act in the U.S., and the European Market Infrastructure Regulation (“EMIR”) in the European Union (among others), grant prudential and financial regulators (notably the SEC and CFTC in the U.S. and European Securities and Markets Authority in the European Union) the jurisdictional and rulemaking authority necessary to impose comprehensive regulations on the OTC and cleared derivatives markets. These regulations include, but are not limited to, requirements relating to disclosure, trade processing, trade reporting, margin and registration requirements. The implementation of these and other global regulatory initiatives could adversely impact the Funds by increasing transaction costs and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of derivatives that each Fund trades. Other potentially adverse regulatory obligations can develop suddenly and be imposed without notice.
Equity, Currency, Commodity, Futures and Swaps

A Fund may enter into swaps with respect to a security, currency, commodity or futures contract (each, an “asset”); basket of assets; asset index; or index component (each, a “reference asset”). An equity, currency, commodity or futures swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference asset during the period of the swap. The payments based on the reference asset may be adjusted for transaction costs, interest payments, the amount of dividends paid on the referenced asset or other economic factors.
Equity, currency, commodity or futures swap contracts may be structured in different ways. For example, with respect to an equity swap, when a Fund takes a long position, the counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular stock (or group of stocks), plus the dividends that would have been received on the stock. In these cases, the Fund may agree to pay to the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stock.
Therefore, in this case the return to the Fund on the equity swap should be the gain or loss on the notional amount plus dividends on the stock less the interest paid by the Fund on the notional amount. In other cases, when the Fund takes a short position, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Fund sold a particular stock (or group of stocks) short, less the dividend expense that the Fund would have paid on the stock, as adjusted for interest payments or other economic factors. In these situations, the Fund may be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested in such stock.

Equity, currency, commodity or futures swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to these swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to the swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Inasmuch as these transactions are offset by segregated cash or liquid assets to cover each of the Funds’ current obligations (or are otherwise covered as permitted by applicable law), the Funds and the Adviser believe that these transactions do not constitute senior securities under the Act.
Equity, currency, commodity or futures swaps are derivatives and their value can be very volatile. To the extent that the Adviser does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid.

Total Return and Interest Rate Swaps

In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread.
Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met. Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

Interest rate and total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

Combined Transactions

A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts, multiple interest rate transactions and multiple swap transactions, and any combination of options, futures, currency, interest rate, and swap transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.
Hedging Transactions
The Adviser, from time to time, employs various hedging techniques.
The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.
Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. The Adviser may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Adviser may not anticipate a particular risk so as to hedge against it effectively. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.
Illiquid Securities

As a non-fundamental investment policy, a Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities. If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with SEC and SEC staff guidance.

Repurchase agreements not entitling the holder to payment of principal in seven days, and certain “restricted securities” may be illiquid. A security is restricted if it is subject to contractual or legal restrictions on resale to the general public. A liquid institutional market has developed, however, for certain restricted securities such as repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Thus, restrictions on resale do not necessarily indicate a lack of liquidity for the security. For example, if a restricted security may be sold to certain institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), or another exemption from registration under such Act, the Adviser may determine that the security is liquid under guidelines adopted by the Board of Trustees. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. With other restricted securities, however, there can be no assurance that a liquid market will exist for the security at any particular time. A Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. The Fund treats such holdings as illiquid.

To enable the Funds to sell restricted securities not registered under the 1933 Act, the Funds may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by a Fund with the issuer at the time such securities are purchased by such Fund, if such registration is required before such securities may be sold publicly. Securities having contractual restrictions on their resale might limit a Fund’s ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.
In addition to the above, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

Loans of Portfolio Securities
To attempt to increase its income or total return, a Fund may lend its portfolio securities to certain types of eligible borrowers. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities. Collateral will be received and maintained by the Fund’s custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. Initial collateral will have a market value at least equal to 105% of the then-current market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange, or 102% of the then-current market value of any other loaned securities. For all loaned foreign equity securities, the borrower must increase the collateral on a daily basis if the then-current market value of the collateral becomes insufficient to meet certain minimum required collateral levels for the type of loaned security. For all other loaned securities, the borrower must increase the collateral only when the market value of the collateral is less than 100% of the then-current market value of the loaned securities. The borrower pays to the lending Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral and/or receives a fee from the borrower; however, the lending Fund will generally pay certain administrative and custodial fees in connection with each loan.
The Fund has a right to call a loan at any time and require the borrower to redeliver the borrowed securities to the Fund within the settlement time specified in the loan agreement or be subject to a “buy in”. The Fund will generally not have the right to vote securities while they are being loaned, but it is expected that the Adviser will call a loan in anticipation of any important vote.

The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.
Securities lending will be conducted by a securities lending agent approved by the Trust’s Board of Trustees. The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy. The Fund will only enter into loan arrangements with borrowers on the approved list.

Margin Deposits and Cover Requirements

Margin Deposits for Futures Contracts
Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the price of the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

Cover Requirements for Forward Contracts, Swap Agreements, Options, Futures and Options on Futures

Each Fund will comply with guidelines established by the SEC with respect to coverage of forwards, futures, swaps and options. These guidelines may, in certain instances, require segregation or “ear marking” by the Fund of cash or liquid securities on its books and records or with its custodian or a designated sub-custodian to the extent the Fund’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Each Subsidiary (as defined below) will comply with these asset segregation requirements to the same extent as the Fund that holds the Subsidiary’s securities.
For example, with respect to a futures contract that is cash settled, a Fund will cover (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. When entering into a futures contract that does not need to be settled in cash, a Fund will maintain with its custodian (and mark to market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract. Alternatively, the Fund may “cover” its position by purchasing an option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.
Mid Cap Securities Risk

The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Momentum Style Risk
Investing in securities with positive momentumentails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentumstyle is out of favor, and during which the investment performance of a Fund using a momentumstrategy may suffer.

REITs

In pursuing its investment strategy, a Fund may invest in shares of real estate investment trusts (“REITs”). REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings.
REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the 1940 Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs. In addition, distributions received by a Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio which is comprised of REIT shares. Generally, dividends received by a Fund from REIT shares and distributed to the Fund’s shareholders will not constitute “qualified dividend income” eligible for the reduced tax rate applicable to qualified dividend income; therefore, the tax rate applicable to that portion of the dividend income attributable to REIT shares held by the Fund that shareholders of the Fund receive will be taxed at a higher rate than dividends eligible for the reduced tax rate applicable to qualified dividend income.
REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.
Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Repurchase Agreements

A Fund may acquire securities subject to repurchase agreements. In a repurchase transaction, a Fund acquires a security from, and simultaneously agrees to resell it to, an approved vendor. An “approved vendor” is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer that has been designated a primary dealer in government securities that meets the Trust’s credit requirements. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. If the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. There is no limit on the amount of a Fund’s net assets that may be subject to repurchase agreements.

Reverse Repurchase Agreements

A Fund, subject to its investment strategies and policies, may enter into reverse repurchase agreements. A Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to another party and agrees to repurchase them at a particular date and price. A Fund may enter into a reverse repurchase agreement when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

At the time a Fund enters into a reverse repurchase agreement, it will segregate (i.e. designate on the Fund’s books and records) liquid assets with a value not less than the repurchase price (including accrued interest). The use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Furthermore, reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them and (iv) the securities will not be returned to the Fund.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligations to repurchase the securities and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Rights and Warrants

Warrants essentially are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund’s entire investment therein).
Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

Securities of Other Investment Companies

A Fund may invest in shares of other investment companies, including ETFs, money market mutual funds, and closed-end investment companies, to the extent permitted by the 1940 Act. To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company’s expenses, such as investment advisory and distribution fees and operating expenses.

Short Sales

A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.
The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.
Until the Fund replaces a borrowed instrument in connection with a short sale, the Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
A Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to counterparty risk. See “Counterparty Risk” in the Fund’s Prospectus.

In addition to the short sales discussed above, the Fund may make short sales “against the box,” a transaction in which the Fund enters into a short sale of an instrument that the Fund owns or has the right to obtain at no additional cost. The Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If the Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated instruments held at the time of the short sale and if certain other conditions are satisfied.

Small Cap Securities Risk
Investments in small cap companies involve higher risks in some respects than do investments in stocks of larger companies (including mid cap and large cap companies). For example, prices of such stocks are often more volatile than prices of larger capitalization stocks. In addition, due to thin trading in some small capitalization stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.
Tax-Managed Investing

Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities—price appreciation, distributions of qualified dividend income, distributions of other investment income and distributions of realized short-term and long-term capital gains -which are treated differently for federal income tax purposes. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income. Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 15% for non-corporate investors with incomes below $400,000 ($450,000 if married filing jointly), and 20% for individuals with any income above those amounts that is net long-term capital gain or qualified dividend income, and 0% at certain income levels (with these income thresholds adjusted annually for inflation). Each Fund’s investment program and the tax treatment of Fund distributions may be affected by Internal Revenue Service interpretations of the Code and future changes in tax laws and regulations. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized. An investor investing in multiple mutual funds cannot offset capital gains distributed by one fund with capital losses realized by another fund, or offset capital gain realized on the sale of one fund’s shares with the capital losses realized by another fund unless the shares of that fund are sold.

U. S. Government Securities

U.S. Treasury obligations are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies or instrumentalities (including certain types of mortgage-backed securities) may or may not be guaranteed or supported by the “full faith and credit” of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others are supported only by the credit of the instrumentality. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency of instrumentality does not meet its commitment.

On August 5, 2011, Standard & Poor's Ratings Services (“S&P”) downgraded U.S. Treasury securities from AAA rating to AA+ rating. A downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy. A downgrade of U.S. Treasury securities from another ratings agency or a further downgrade below AA+ rating by S&P may cause the value of the Fund’s U.S. Treasury obligations to decline.
Risks Related to the Adviser and to its Quantitative and Statistical Approach

Trading Judgment
The success of the proprietary valuation techniques and trading strategies employed by the Funds is subject to the judgment and skills of the Adviser and the research team that it oversees. Additionally, the trading abilities of the portfolio management team with regard to execution and discipline are important to the return of the Funds. There can be no assurance that the investment decisions or actions of the Adviser will be correct. Incorrect decisions or poor judgment may result in substantial losses.
Model and Data Risk
Given the complexity of the investments and strategies of each Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging a Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.
Some of the models used by the Adviser for one or more Funds are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for a Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
Obsolescence Risk
A Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the Adviser does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result. The Adviser will continue to test, evaluate and add new models, as a result of which the existing models may be modified from time to time. Any modification of the models or strategies will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance as to the effects (positive or negative) of any modification of the models or strategies on a Fund’s performance.

Crowding/Convergence
There is significant competition among quantitatively-focused managers, and the ability of the Adviser to deliver returns consistent with a Fund’s objectives and policies is dependent on its ability to employ models that are simultaneously profitable and differentiated from those employed by other managers. To the extent that the Adviser’s models used for a Fund come to resemble those employed by other managers, the risk that a market disruption that negatively affects predictive models will adversely affect the Fund is increased, and such a disruption could accelerate reductions in liquidity or rapid repricing due to simultaneous trading across a number of funds in the marketplace.
Risk of Programming and Modeling Errors
The research and modeling process engaged in by the Adviser is extremely complex and involves financial, economic, econometric and statistical theories, research and modeling; the results of that process must then be translated into computer code. Although the Adviser seeks to hire individuals skilled in each of these functions and to provide appropriate levels of oversight, the complexity of the individual tasks, the difficulty of integrating such tasks, and the limited ability to perform “real world” testing of the end product raises the chances that the finished model may contain an error; one or more of such errors could adversely affect a Fund’s performance and, depending on the circumstances, would generally not constitute a trade error under the Trust’s policies.
Involuntary Disclosure Risk
As described above under (“Models and Risks” and “Crowding/Convergence Risk”), the ability of the Adviser to achieve its investment goals for a Fund is dependent in large part on its ability to develop and protect its models and proprietary research. The models and proprietary research and the Models and Data are largely protected by the Adviser through the use of policies, procedures, agreements, and similar measures designed to create and enforce robust confidentiality, non-disclosure, and similar safeguards. However, public disclosure obligations (or disclosure obligations to exchanges or regulators with insufficient privacy safeguards) could lead to opportunities for competitors to reverse-engineer the Adviser’s Models and Data, and thereby impair the relative or absolute performance of a Fund.
Proprietary Trading Methods
Because the trading methods employed by the Adviser on behalf of each Fund are proprietary to the Adviser, a shareholder will not be able to determine any details of such methods or whether they are being followed.
Fundamental Policies
The Funds’ policies set forth below are fundamental policies of each Fund; i.e., they may not be changed with respect to a Fund without shareholder approval. Shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Except for those investment policies of a Fund specifically identified as fundamental in the Prospectus and this SAI, the Funds’ investment objectives as described in the Prospectus, and all other investment policies and practices described in the Prospectus and this SAI may be changed by the Trust’s Board of Trustees without the approval of shareholders.
Unless otherwise indicated, all of the percentage limitations below, and in the investment restrictions recited in the Prospectus, apply to each Fund on an individual basis, and apply only at the time a transaction is entered into.

Each Fund

1.	Shall be a “diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

2.	May borrow money to the extent permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

3.	May not concentrate its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in Clause (ii)).
For the purposes of this policy, each Fund may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International/Standard & Poor’s Global Industry Classification Standard (“GICS”) or any other reasonable industry classification system. Wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

4.	May not purchase or sell real estate or any interest therein, other than as may be acquired as a result of ownership of securities or other instruments and provided that the Fund shall not be prevented from investing in securities backed by real estate or securities of companies engaged in the real estate business.

5.	Other than the AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive Equity Fund, AQR Emerging Defensive Equity Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund, may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. The AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive Equity Fund, AQR Emerging Defensive Equity Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund may not purchase commodities or contracts relating to commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

6.	May make loans to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.
7.	May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.
8.	May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Fund to: (a) enter into commitments to purchase securities in accordance with a Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (b) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (c) purchase or sell derivative instruments to the extent permitted by its investment program and other restrictions.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.
Non-Fundamental Investment Policies Related to Fund Names
Certain Funds have names that suggest that the Fund will focus on a type of investment, within the meaning of Rule 35d-1 under the 1940 Act. The Trust has adopted a non-fundamental policy for each Fund with such a name to invest under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in investments of the type suggested by the Fund’s name, in each case as set forth in the Fund’s Prospectus.
With respect to each of these Funds, the Trust has adopted a policy to provide the Fund’s shareholders with at least 60 days prior notice of any change in the policy of a Fund to invest at least 80% of its assets in the manner described above.

Management of the Funds

The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of six individuals (each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the Investment Company Act (the “Disinterested Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser, and the Funds’ administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich Plaza, Greenwich CT 06830.

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Disinterested Trustees[2]
Timothy K. Armour, M.B.A., 1948	Chairman of the Board since 2010 and Trustee, since 2008	Interim Chief Executive Officer of Janus Capital Group (2009 to 2010) (financial services)	34	Janus Capital Group (since 1998); ETF Securities (2010-2013)
L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Managing Director, Finance Scholars Group (since 2010) (consulting); Managing Director and Owner, LJM Advisory (2008-2010) (consulting)	34	Nuveen Exchange Traded Commodities Funds (since 2012)
William L. Atwell, M.B.A., 1950	Trustee, since 2011	Managing Director, Atwell Partners LLC (since 2012) (consulting); President ( CIGNA International), CIGNA (2008 to 2012) (insurance)	34	None
Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Chief Executive Officer and Executive Vice President (Asia-Pacific Region), Northern Trust Company (1974 to 2009) (banking)	34	None

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Brian Posner, M.B.A., 1961	Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	34	Biogen Idec (since 2008); Arch Capital Group (since 2011); BG Medicine (since 2012); RiverPark Funds Trust (2010 to 2012)
Interested Trustee[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	34	None
Officers
Marco Hanig, Ph.D., 1958	Chief Executive Officer, since 2009; President, since 2008	Principal, AQR Capital Management, LLC (since 2008)	N/A	N/A
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013	Chief Compliance Officer, AQR Capital Management, LLC (since 2013); Global Head of Compliance and Counsel, KKR & Co., L.P. (2008 – 2013)	N/A	N/A
John Howard, CPA, 1969	Chief Financial Officer, since 2013	Principal, Chief Operating Officer and Chief Financial Officer, AQR Capital Management, LLC (since 2011); Chief Financial Officer, AllianceBernstein (2010-2011); Principal, Chief Operating Officer and Chief Financial Officer, AQR Capital Management, LLC (2007-2010)	N/A	N/A
Aaron Masek, CPA, 1974	Vice President and Treasurer, since 2010	Vice President, AQR Capital Management, LLC (since 2010); prior thereto Audit Manager, Cohen Fund Audit Services, Ltd. (2008-2009)	N/A	N/A

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Bradley Asness, J.D., M.B.A., 1969	Vice President and Chief Legal Officer, since 2009	Principal and Chief Legal Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A
Brendan R. Kalb, J.D., 1975	Executive Vice President, since 2009; Secretary, since 2008	General Counsel, AQR Capital Management, LLC (since 2004)	N/A	N/A
Nicole DonVito, J.D., 1979	Vice President, since 2009	Senior Counsel – Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A

[1]	Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 72.

[2]	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
[3]	An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an interested person of the Trust because of his position with the Adviser.
Leadership Structure of the Board of Trustees

Overall responsibility for oversight of the Trust and its Funds rests with the Board of Trustees (the “Board”). The Trust, on behalf of the Funds, has engaged the Adviser to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and any other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Trust’s Declaration of Trust and By-laws, and each Fund’s investment objectives and strategies. The Board is presently composed of six members, five of whom are Disinterested Trustees. The Board currently conducts regular in-person meetings and holds special telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Disinterested Trustees also meet in executive session, at which no trustees who are interested persons of the Funds are present. The Disinterested Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Mr. Armour, a Disinterested Trustee, to serve as Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including the Adviser, officers, attorneys, and other Trustees generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established two committees,i.e., Audit Committee and Nominating and Governance Committee (each, a “Committee”) to assist the Board in the oversight and direction of the business and affairs of the Funds, and from to time may establish informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds’ activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Nominating and Governance Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.

The Funds are subject to a number of risks, including, among others, investment, compliance, operational and valuation risks. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser, who carries out the Funds’ investment management and business affairs, and other service providers in connection with the services they provide to the Funds. Each of the Adviser and other service providers have their own independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the Funds, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, the Adviser and the Funds’ other service providers (including the Funds’ distributor, servicing agent and transfer agent), the Funds’ Chief Compliance Officer, the independent registered public accounting firm for the Funds, and legal counsel to the Funds. The Board recognizes that it may not be possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board of Trustees and Committees

Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his duties effectively may have been attained, as set forth below, through the Trustee’s executive, business, consulting, and/ or academic positions; experience from service as a Trustee of the Trust (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences.
Timothy K. Armour, M.B.A. Mr. Armour has served as a Trustee of the Trust since 2008. In addition, he has more than 31 years of business and executive experience, specifically in the mutual fund industry. Mr. Armour has held senior positions with Morningstar, Inc. and Janus Capital Group. Mr. Armour also has corporate governance experience serving as a director/trustee of other entities, including Janus Capital Group, ETF Securities and AARP Services.
L. Joe Moravy, M.B.A., CPA. Mr. Moravy has served as a Trustee of the Trust since 2008. In addition, he has more than 40 years of business and executive experience primarily in the auditing and accounting area. Mr. Moravy has more than 35 years of audit and accounting related experience as a certified public accountant at leading accounting firms where he provided audit and accounting-related services to financial services companies. As a certified public accountant, Mr. Moravy also has gained corporate governance experience through working with the boards of directors and audit committees of public and private corporations. He also serves on the independent committee of Nuveen Exchange Traded Commodity Funds and has served as a director of several not-for-profit organizations.
William L. Atwell, M.B.A. Mr. Atwell has served as a Trustee of the Trust since 2011. In addition, he has more than 41 years of business experience in financial services. Mr. Atwell has extensive experience in various executive and other positions with CIGNA, Charles Schwab and Citibank. Mr. Atwell also has corporate governance experience serving as a director/trustee of several not-for-profit organizations and has served as a director/trustee of USI Holdings Corporation.

Gregg D. Behrens, M.M. Mr. Behrens has served as a Trustee of the Trust since 2011. In addition, he has more than 40 years of business experience in financial services. Mr. Behrens has extensive experience in various executive and other positions with Northern Trust Company, including his executive experience in London and Singapore. Mr. Behrens also has corporate governance experience serving as a director/trustee of several not-for-profit organizations.
Brian S. Posner, M.B.A. Mr. Posner has served as a Trustee of the Trust since 2011. In addition, he has more than 26 years of business experience in financial services. Mr. Posner has extensive experience in various executive and other positions with Point Rider Group LLC, ClearBridge Advisors, Hygrove Partners LLC/Hygrove Management LLC, Warburg Pincus Asset Management and Fidelity Management and Research Company. Mr. Posner also has corporate governance experience serving as a director/trustee of other entities, including BG Medicine, Biogen Idec, Arch Capital Group, Anadys Pharmaceuticals, Inc., the Mutual Fund Store and the River Park Funds.
David Kabiller, CFA. Mr. Kabiller has served as a Trustee of the Trust since 2010. In addition, he has more than 26 years of business and executive experience and is a Founding Principal of the Adviser. He has been with the Adviser since its inception in 1998. Prior to cofounding the Adviser, Mr. Kabiller was associated with Goldman Sachs & Co. where he served as a Vice President (1987 – 1998). Mr. Kabiller also has corporate governance experience serving as a director/trustee of several not-for-profit organizations.

Committees of the Board of Trustees

As discussed above, the Board of Trustees currently has two standing committees: (1) an Audit Committee, and (2) a Nominating and Governance Committee. Currently, each Disinterested Trustee serves on each committee. Mr. Kabiller, as an Interested Trustee, is not a member of either committee. Each committee has adopted a written charter setting forth its duties and responsibilities. The Audit Committee met four times and the Nominating and Governance Committee met once during the 12-months ended September 30, 2013.

Audit Committee. L. Joe Moravy, M.B.A., CPA, serves as the Chairman of the Audit Committee. The Audit Committee is required to meet at least twice a year and:
•	oversees the accounting, auditing and financial reporting processes of each of the Funds;

•	hires (and fires, if needed) the Funds’ independent registered public accounting firm (subject to the ratification of the Board of Trustees);
•	pre-approves all audit, audit-related and non-audit services to be provided by the independent registered public accounting firm to the Funds and certain Fund affiliates if those non-audit services relate directly to the operations and financial reporting of the Funds;

•	reviews with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Funds;
•	receives and considers a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection;
•	considers all critical accounting policies and practices to be used by each of the Funds and any proposed alternative treatments thereof; and

•	investigates any improprieties or suspected improprieties in connection with the Funds’ accounting or financial reporting.

Nominating and Governance Committee. William L. Atwell, M.B.A., serves as the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee normally meets once a year and as necessary to address governance issues and:
•	reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;
•	reviews and makes recommendations to the Board regarding Trustee compensation and expense reimbursement policies;
•	undertakes periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and
•	meets with the Funds’ management to review reports and other information concerning the status of the Funds’ operations, procedures, and processes.
If there is a vacancy on the Board, the Nominating and Governance Committee will:
•	identify and evaluate potential candidates to fill any such vacancy on the Board;
•	select from among the potential candidates a nominee to be presented to the full Board for its consideration; and
•	recommend to the Board a nominee to fill any such vacancy.
When seeking suggestions for nominees to serve as independent trustees, the Nominating and Governance Committee may consider suggestions from anyone it deems appropriate. When seeking to fill a position on the Board previously held by an Interested Trustee, the Nominating and Governance Committee will consider the views and recommendations of the Adviser. The Nominating and Governance Committee will not normally consider Trustee nominations submitted by shareholders.
Fund Ownership of the Trustees

The following table sets forth, for each Trustee, the dollar range of shares owned in a Fund as of December 31, 2013, as well as the aggregate dollar range of shares owned by the Trustee in the Trust as of the same date:

Name of Trustee	Dollar Range of Equity Securities in the Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
	Name of Fund	Dollar Range
Timothy K. Armour, M.B.A.	AQR Momentum Fund	$10,001-50,000	Over $100,000*
	AQR Small Cap Momentum Fund	$10,001-50,000
	AQR Tax-Managed International Momentum Fund	Over $100,000
	AQR Global Equity Fund	Over $100,000
L. Joe Moravy, M.B.A., CPA	AQR Core Equity Fund	$10,001-50,000	Over $100,000*
	AQR Small Cap Core Equity Fund	$10,001-50,000
	AQR International Core Equity Fund	$10,001-50,000
	AQR Small Cap Momentum Fund	$10,001-50,000
	AQR U.S. Defensive Equity Fund	$50,001-100,000

Name of Trustee	Dollar Range of Equity Securities in the Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
	Name of Fund	Dollar Range
William L. Atwell, M.B.A.	AQR Momentum Fund	$50,001-100,000	Over $100,000
	AQR Small Cap Momentum Fund	Over $100,000
	AQR International Momentum Fund	$50,001-100,000
	AQR Global Equity Fund	$50,001-100,000
	AQR International Equity Fund	$50,001-100,000
Gregg D. Behrens, M.M.	AQR International Momentum Fund	Over $100,000	Over $100,000
	AQR International Equity Fund	Over $100,000
Brian Posner, M.B.A.	N/A	N/A	Over $100,000*
David Kabiller, CFA	AQR Momentum Fund	$50,001-100,000	Over $100,000*
	AQR Small Cap Momentum Fund	Over $100,000
	AQR International Momentum Fund	$10,001-50,000
	AQR Global Equity Fund	$1-10,000
	AQR International Equity Fund	$1-10,000
* Trustee holds equity securities in other series of the Trust which are described in a separate Statement of Additional Information

Fund Ownership of the Trustees and Officers

As of December 31, 2013, the Trustees and Officers of the Trust owned an aggregate of less than 1% of each Fund, except for the AQR Small Cap Core Equity Fund of which they owned approximately 5.85%.

Compensation of Trustees and Certain Officers

Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust. For the calendar year ended December 31, 2013, the annual retainer paid to Disinterested Trustees was $60,000 and the Disinterested Trustees also received a $7,500 per meeting fee for regularly scheduled meetings, plus $2,500 per extraordinary telephonic meeting. The Chairman of the Board received an additional $15,000 annual retainer and the Chairman of the Audit Committee received an additional $10,000 annual retainer. For the 2014 calendar year, Disinterested Trustees will receive an annual retainer of $75,000, an $8,500 per meeting fee for regularly scheduled meetings, plus $2,500 per extraordinary telephonic meeting. Also for calendar year 2014, the Chairman of the Board will receive an additional $22,500 annual retainer, the Chairman of the Audit Committee will receive an additional $10,000 annual retainer and the Chairman of the Nominating and Governance Committee will receive an additional $5,000 annual retainer. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings (these other expenses are subject to Board review to ensure that they are not excessive). The Trust does not pay any pension or retirement benefits.
The table below shows the compensation that was paid to the Disinterested Trustees for the Funds’ fiscal period of January 1, 2013 to September 30, 2013:

Compensation Table

Name of Person, Position	Estimated Annual Benefits upon Retirement	Aggregate Compensation from the Trust
Timothy K. Armour, M.B.A., Disinterested Trustee, Chairman of the Board	None	$86,250
L. Joe Moravy, M.B.A., CPA, Disinterested Trustee, Audit Committee Chairman	None	$85,000
William L. Atwell, M.B.A., Disinterested Trustee, Nominating and Governance Committee Chairman	None	$75,000
Gregg D. Behrens, M.M., Disinterested Trustee	None	$77,500
Brian Posner, M.B.A., Disinterested Trustee	None	$77,500

Name of Person, Position	Aggregate Compensation from the AQR Global Equity Fund	Aggregate Compensation from the AQR International Equity Fund	Aggregate Compensation from the AQR Momentum Fund	Aggregate Compensation from the AQR Small Cap Momentum Fund
Timothy Armour, M.B.A., Disinterested Trustee, Chairman of the Board	$4,228.36	$6,049.95	$5,189.28	$1,426.88
L. Joe Moravy, M.B.A., C.P.A., Disinterested Trustee, Audit Committee Chairman	$4,167.66	$5,963.00	$5,114.45	$1,406.16
William L. Atwell, M.B.A., Disinterested Trustee, Nominating and Governance Committee Chairman	$3,675.87	$5,259.42	$4,512.22	$1,240.71
Gregg D. Behrens, M.M., Disinterested Trustee	$3,799.33	$5,435.99	$4,663.08	$1,282.05
Brian Posner, M.B.A., Disinterested Trustee	$3,799.33	$5,435.99	$4,663.08	$1,282.05

Name of Person, Position	Aggregate Compensation from the AQR International Momentum Fund	Aggregate Compensation from the AQR Tax-Managed Momentum Fund	Aggregate Compensation from the AQR Tax-Managed Small Cap Momentum Fund	Aggregate Compensation from the AQR Tax-Managed International Momentum Fund
Timothy Armour, M.B.A., Disinterested Trustee, Chairman of the Board	$1,380.27	$65.24	$34.72	$52.72
L. Joe Moravy, M.B.A., C.P.A., Disinterested Trustee, Audit Committee Chairman	$1,360.60	$64.20	$34.18	$51.94
William L. Atwell, M.B.A., Disinterested Trustee, Nominating and Governance Committee Chairman	$1,200.75	$56.77	$30.22	$45.84

Name of Person, Position	Aggregate Compensation from the AQR International Momentum Fund	Aggregate Compensation from the AQR Tax-Managed Momentum Fund	Aggregate Compensation from the AQR Tax-Managed Small Cap Momentum Fund	Aggregate Compensation from the AQR Tax-Managed International Momentum Fund
Gregg D. Behrens, M.M., Disinterested Trustee	$1,240.92	$58.54	$31.18	$47.36
Brian Posner, M.B.A., Disinterested Trustee	$1,240.92	$58.54	$31.18	$47.36

Name of Person, Position	Aggregate Compensation from the AQR U.S. Defensive Equity Fund	Aggregate Compensation from the AQR International Defensive Equity Fund	Aggregate Compensation from the AQR Emerging Defensive Equity Fund	Aggregate Compensation from the AQR Core Equity Fund*
Timothy Armour, M.B.A., Disinterested Trustee, Chairman of the Board	$135.50	$77.95	$73.00	$22.73
L. Joe Moravy, M.B.A., C.P.A., Disinterested Trustee, Audit Committee Chairman	$132.80	$76.74	$71.61	$21.98
William L. Atwell, M.B.A., Disinterested Trustee, Nominating and Governance Committee Chairman	$117.97	$67.85	$63.50	$19.88
Gregg D. Behrens, M.M., Disinterested Trustee	$121.11	$70.01	$65.28	$20.08
Brian Posner, M.B.A., Disinterested Trustee	$121.11	$70.01	$65.28	$20.08

Name of Person, Position	Aggregate Compensation from the AQR Small Cap Core Equity Fund*	Aggregate Compensation from the AQR International Core Equity Fund*
Timothy Armour, M.B.A., Disinterested Trustee, Chairman of the Board	$9.10	$20.32
L. Joe Moravy, M.B.A., C.P.A., Disinterested Trustee, Audit Committee Chairman	$8.91	$19.67
William L. Atwell, M.B.A., Disinterested Trustee, Nominating and Governance Committee Chairman	$7.96	$17.72
Gregg D. Behrens, M.M., Disinterested Trustee	$8.15	$17.94
Brian Posner, M.B.A., Disinterested Trustee	$8.15	$17.94
* For the period March 26, 2013 through September 30, 2013.

Personal Trading

The Trust and Adviser have each adopted a code of ethics, which puts restrictions on the timing of personal trading in relation to trades by the Funds and other advisory clients of the Adviser and their affiliates. The codes of ethics, which were adopted in accordance with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), as appropriate, describe the fiduciary duties owed to shareholders of the Funds and to other advisory accounts by all Trustees, officers, members and employees of the Trust, and by the Adviser; establish procedures for personal investing; and restrict certain transactions.

The Funds’ distributor, ALPS Distributors, Inc. (the “Distributor”) has also adopted a code of ethics governing the personal trading activities of its directors, officers and employees, which contains comparable restrictions.
Proxy Voting Policies and Procedures

The Adviser has adopted written proxy voting policies and procedures (“Proxy Policies”) as required by Rule 206(4)-6 under the Investment Advisers Act, consistent with their fiduciary obligations. The Trust has delegated proxy voting responsibilities with respect to each Fund to the Adviser, subject to the general oversight of the Board. The Proxy Policies have been approved by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds. A copy of the Proxy Policies is attached as Appendix A to this SAI.

Information about how each Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 will be available no later than August 31, of each year: (i) on the Funds’ website at www.aqrfunds.com; (ii) without charge, upon request, by calling 1-866-290-2688 or (iii) on the SEC’s website at http://www.sec.gov.
Portfolio Holdings Disclosure

Within 15 days following the end of each calendar month, each Fund will make available a complete uncertified schedule of its portfolio holdings as of the end of the month. Each Fund will make its portfolio holdings information available to the general public on the Funds’ website at www.aqrfunds.com. Portfolio holdings of each Fund will also be disclosed on a quarterly basis no later than sixty (60) days following the end of the preceding quarter on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six month period will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Forms N-CSR and Forms N-Q will be available on the SEC website at http://www.sec.gov.
Non-public information regarding a Fund, including portfolio holdings information, may be disclosed more frequently or in advance of the website posting or its filing with the SEC on the EDGAR filing system to agents, service providers, analysts, rating agencies, pricing services, proxy voting services or others including the following: advisers and sub-advisers to the Funds, independent registered public accountants, counsel, administrator, transfer agent or custodian, who require access to such information in order to fulfill their contractual duties to the Funds, or consultants, data aggregators, mutual fund evaluation services, due diligence departments of broker dealers and wirehouses that regularly analyze the portfolio holdings and calculate information derived from holdings of the Funds, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by law, agreement or by the nature of their duties, are required to keep the nonpublic portfolio holdings information received from the Funds confidential. In addition, in connection with the purchase and sale of portfolio securities and in the course of seeking best execution, the Adviser provides information regarding individual portfolio holdings to broker-dealers who may be selected to execute trades for the Funds. The Securities Exchange Act of 1934, as amended, and the rules of the Financial Industry Regulatory Authority (“FINRA”) provide limitations on a broker-dealer’s ability to trade for its own accounts or the accounts of others on the basis of such information. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
The Adviser also may make available certain information about each Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, the Fund’s portfolio characteristics data; the Fund’s country, currency and sector exposures; and a Fund’s performance attribution, including contributors/ detractors to Fund performance, by posting such information to the Fund’s website (www.aqrfunds.com) or upon reasonable request made to the Fund or the Adviser.

Nonpublic portfolio holdings information may be disclosed to certain third parties (other than as noted above) by written request (which may be completed via email) prior to its being posted on the Funds’ website or filed with the SEC through the EDGAR filing system, upon the preapproval of the president or a vice president of the Trust and a member of the Adviser’s Legal Department after making a good faith determination that the disclosure would serve a legitimate business propose of the Fund and is in the best interest of the Fund and its shareholders. In addition, the recipient must agree to maintain the confidentiality of the portfolio holdings information. The Trust’s Chief Compliance Officer and the executive officers of the Trust monitor the release of non-public information regarding the Trust. In order to assess whether there are any conflicts between the interests of the Funds’ shareholders and the interests of the Adviser, or their affiliates, the Trustees will review at each regular meeting of the Board of Trustees the information related to any such written approvals that have been approved by the president or a vice president of the Trust and a member of the Adviser’s Legal Department since the last regular meeting of the Board of Trustees. As noted above, pre-approval by the president or a vice president of the Trust and a member of the Adviser’s Legal Department is not necessary with respect to the disclosure of certain nonpublic portfolio holdings information to certain third parties or with respect to the disclosure of certain other information about a Fund’s portfolio prior to the public dissemination of portfolio holdings information.

The Adviser manages other accounts such as separate accounts, unregistered products and funds sponsored by companies other than the Adviser. These other accounts may be managed in a similar fashion to certain Funds and thus may have similar portfolio holdings. Such accounts may make disclosures at different times than the Funds’ portfolio holdings are disclosed. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the foregoing restrictions.
The Chief Compliance Officer of the Trust is responsible for ensuring that the Funds have adopted and implemented policies and procedures reasonably designed to ensure compliance with the Trust’s portfolio holdings disclosure policy and, to the extent necessary, the Chief Compliance Officer and/or his or her designee shall monitor the Funds compliance with this policy.
Any exceptions to the policy may be made only if approved by the Chief Compliance Officer of the Trust upon determining that the exception is in the best interests of the Funds and their shareholders. The Chief Compliance Officer must report any exceptions made to the policy to the Trustees at its next regularly scheduled meeting.
Each violation of the disclosure policy must be reported to the Chief Compliance Officer. If the Chief Compliance Officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the Investment Company Act, he or she shall report it to the applicable Trustees, as required by Rule 38a-1.
The Trustees reserve the right to amend the Trust’s policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time without prior notice and in their sole discretion. The Board of Trustees also considers the reports and recommendations of the Trust’s Chief Compliance Officer regarding any material compliance matters that may arise with respect to the disclosure of portfolio holdings information and periodically, as required under the circumstances, considers whether to approve or ratify any amendment to the Trust’s policies and procedures regarding the dissemination of portfolio holdings information.

Investment Advisory and Other Services
Investment Adviser

The Adviser, AQR Capital Management, LLC, Two Greenwich Plaza, Greenwich, CT 06830, serves as the investment adviser to each of the Funds pursuant to an Investment Advisory Agreement entered into by the Trust, on behalf of each of the Funds ( the “Advisory Agreement”). Subject to the general supervision of the Board of Trustees, under the terms of the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each of the Funds’ investments in accordance with the stated policies of the Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution. The Adviser provides persons satisfactory to the Trustees to serve as officers of the Funds. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers, or employees of the Adviser.

The Adviser is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interests of the Adviser. AQR Holdings is a subsidiary of AQR Capital Management Group, L.P. (“AQR LP”) which has no activities other than holding the interests of AQR Holdings. Clifford Asness, Ph.D., M.B.A., may be deemed to control the Adviser indirectly through his significant ownership of AQR LP.
Under the Advisory Agreement, the Funds pay the Adviser a management fee on a monthly basis in an amount equal to the following amounts annually of the average daily net assets of each of the Funds:

Fund:	Management Fee
AQR Core Equity Fund	0.30%
AQR Small Cap Core Equity Fund	0.45%
AQR International Core Equity Fund	0.40%
AQR Momentum Fund	0.25%
AQR Small Cap Momentum Fund	0.35%
AQR International Momentum Fund	0.35%
AQR Tax-Managed Momentum Fund	0.30%
AQR Tax-Managed Small Cap Momentum Fund	0.40%
AQR Tax-Managed International Momentum Fund	0.40%
AQR U.S. Defensive Equity Fund[1]	0.25%
AQR International Defensive Equity Fund[2]	0.35%
AQR Emerging Defensive Equity Fund[3]	0.55%
AQR Global Equity Fund	0.40%
AQR International Equity Fund	0.45%

1 Prior to January 29, 2014, the advisory fee rate for the AQR U.S. Defensive Equity Fund was at the annual rate of 0.30% on the first $1 billion of net assets, 0.275% on net assets in excess of $1 billion up to $3 billion, and 0.25% on net assets in excess of $3 billion.
2 Prior to January 29, 2014, the advisory fee rate for the AQR International Defensive Equity Fund was at the annual rate of 0.40% on the first $1 billion of net assets, 0.375% on net assets in excess of $1 billion up to $3 billion, and 0.35% on net assets in excess of $3 billion.
3 Prior to January 29, 2014, the advisory fee rate for the AQR Emerging Defensive Equity Fund was at the annual rate of 0.60% on the first $1 billion of net assets, 0.575% on net assets in excess of $1 billion up to $3 billion, and 0.55% on net assets in excess of $3 billion.

For the fiscal year ended December 31, 2010, the Trust paid the Adviser management fees (after waivers), and the Adviser waived management fees and reimbursed expenses, as follows:

Funds	Fees Paid (After Waivers and Reimbursements)	Waivers	Reimbursements
AQR Global Equity Fund	$1,214,635	$ 0	$287,811
AQR International Equity Fund	$1,783,889	$110,503	$ 0
AQR Momentum Fund	$ 0	$ 87,137	$ 25,639
AQR Small Cap Momentum Fund	$ 0	$ 49,659	$ 97,632
AQR International Momentum Fund	$ 0	$117,405	$ 98,466
AQR Tax-Managed Momentum Fund[1]	N/A	N/A	N/A
AQR Tax-Managed Small Cap Momentum Fund[1]	N/A	N/A	N/A
AQR Tax-Managed International Momentum Fund[1]	N/A	N/A	N/A
AQR U.S. Defensive Equity Fund[1]	N/A	N/A	N/A
AQR International Defensive Equity Fund[1]	N/A	N/A	N/A
AQR Emerging Defensive Equity Fund[1]	N/A	N/A	N/A
AQR Core Equity Fund[1]	N/A	N/A	N/A
AQR Small Cap Core Equity Fund[1]	N/A	N/A	N/A
AQR International Core Equity Fund[1]	N/A	N/A	N/A

[1]	The Fund paid no advisory fees during the period because the Fund had not yet commenced operations.

For the fiscal year ended December 31, 2011, the Trust paid the Adviser management fees (after waivers), and the Adviser waived management fees and reimbursed expenses, as follows:

Funds	Fees Paid (After Waivers and Reimbursements)	Waivers	Reimbursements
AQR Global Equity Fund	$1,658,631	$ 47,932	$ 0
AQR International Equity Fund	$2,182,959	$ 6,668	$ 0
AQR Momentum Fund	$ 523,308	$ 65,231	$ 0
AQR Small Cap Momentum Fund	$ 269,118	$ 39,405	$ 0
AQR International Momentum Fund	$ 143,911	$118,251	$ 0
AQR Tax-Managed Momentum Fund[1]	N/A	N/A	N/A
AQR Tax-Managed Small Cap Momentum Fund[1]	N/A	N/A	N/A
AQR Tax-Managed International Momentum Fund[1]	N/A	N/A	N/A
AQR U.S. Defensive Equity Fund[1]	N/A	N/A	N/A
AQR International Defensive Equity Fund[1]	N/A	N/A	N/A
AQR Emerging Defensive Equity Fund[1]	N/A	N/A	N/A
AQR Core Equity Fund[1]	N/A	N/A	N/A
AQR Small Cap Core Equity Fund[1]	N/A	N/A	N/A
AQR International Core Equity Fund[1]	N/A	N/A	N/A

[1]	The Fund paid no advisory fees during the period because the Fund had not yet commenced operations.

For the fiscal year ended December 31, 2012, the Trust paid the Adviser management fees (after waivers), and the Adviser waived management fees and reimbursed expenses, as follows:

Funds	Fees Paid (After Waivers and Reimbursements)	Waivers	Reimbursements
AQR Global Equity Fund	$1,739,716	$ 7,873	$ 0
AQR International Equity Fund	$2,642,211	$ 0	$ 0
AQR Momentum Fund	$1,087,067	$ 0	$ 0
AQR Small Cap Momentum Fund	$ 436,076	$ 0	$ 0
AQR International Momentum Fund	$ 366,874	$ 0	$ 0
AQR Tax-Managed Momentum Fund[1]	$ 0	$ 8,753	$110,047
AQR Tax-Managed Small Cap Momentum Fund[1]	$ 0	$ 9,669	$114,632
AQR Tax-Managed International Momentum Fund[1]	$ 0	$13,508	$142,423
AQR U.S. Defensive Equity Fund[2]	$ 0	$ 5,085	$ 94,844
AQR International Defensive Equity Fund[2]	$ 0	$ 7,291	$111,569
AQR Emerging Defensive Equity Fund[2]	$ 0	$15,889	$101,965
AQR Core Equity Fund[3]	N/A	N/A	N/A
AQR Small Cap Core Equity Fund[3]	N/A	N/A	N/A
AQR International Core Equity Fund[3]	N/A	N/A	N/A

[1]	For the period January 27, 2012 through December 31, 2012.
[2]	For the period July 9, 2012 through December 31, 2012.

[3]	The Fund paid no advisory fees during the period because the Fund had not yet commenced operations.
For the fiscal period of January 1, 2013 to September 30, 2013, the Trust paid the Adviser management fees (after waivers), and the Adviser waived management fees and reimbursed expenses, as follows:

Funds	Fees Paid (After Waivers and Reimbursements)	Waivers	Reimbursements
AQR Global Equity Fund	$1,366,645	$14,691	$ 0
AQR International Equity Fund	$2,560,077	$ 0	$ 0
AQR Momentum Fund	$1,264,457	$ 0	$ 0
AQR Small Cap Momentum Fund	$ 487,234	$11,517	$ 0
AQR International Momentum Fund	$ 505,893	$ 0	$ 0
AQR Tax-Managed Momentum Fund	$ 0	$22,644	$43,921
AQR Tax-Managed Small Cap Momentum Fund	$ 0	$14,550	$64,029
AQR Tax-Managed International Momentum Fund	$ 0	$22,303	$73,854
AQR U.S. Defensive Equity Fund	$ 25,865	$82,114	$ 0
AQR International Defensive Equity Fund	$ 0	$35,855	$85,645
AQR Emerging Defensive Equity Fund	$ 0	$58,012	$55,244
AQR Core Equity Fund[1]	$ 0	$14,534	$80,834
AQR Small Cap Core Equity Fund[1]	$ 0	$ 6,302	$95,597
AQR International Core Equity Fund[1]	$ 0	$19,197	$94,182

1For the period March 26, 2013 through September 30, 2013.
For the fiscal period of January 1, 2013 through September 30, 2013 and the fiscal year ended December 31, 2012, with respect to the AQR Global Equity Fund, the Adviser recaptured fees waived and/or expenses reimbursed under the Fund’s Fee Waiver Agreement in the amounts of $82,630 and $91,006, respectively. For the same periods, with respect to the AQR International Equity Fund, the Adviser recaptured fees waived and/or expenses reimbursed under the Fund’s Fee Waiver Agreement in the amounts of $135,718 and $139,423, respectively. For additional information regarding the Fee Waiver Agreement, please see the prospectuses for the AQR Global Equity Fund and AQR International Equity Fund, each dated January 29, 2014.

In addition to the payments to the Adviser under the Advisory Agreement described above, each Fund pays certain other costs of its operations including (a) custody, transfer agency and dividend disbursing expenses, (b) certain amounts paid to intermediaries in recognition of the transfer agency costs avoided by the Funds as a result of the customer recordkeeping activities of the intermediaries, (c) distribution related fees for the Class N shares, (d) fees of Trustees who are not affiliated with the Adviser, (e) legal and auditing expenses, (f) litigation expenses, (g) clerical, accounting and other office costs, (h) costs of printing the Funds’ Prospectuses and shareholder reports for current shareholders, (i) costs of maintaining the Trust’s existence, (j) interest charges, taxes, brokerage fees and commissions, (k) costs of stationery and supplies, (l) expenses and fees related to registration and/or filing with the SEC, the CFTC and with other federal and state regulatory authorities, and (m) upon the approval of the Board of Trustees, costs of personnel of the Adviser or its affiliates rendering clerical, accounting and other office services.

The Adviser may, from time to time, make payments to financial intermediaries for certain distribution, sub-administration, sub-transfer agency or other shareholder services provided to Class N, Class I, Class L and Class R6 shareholders of the Funds whose shares are held of record in certain omnibus accounts and other group accounts (e.g., a fund “supermarket” account). The Adviser may also make other payments to financial intermediaries as permitted under applicable rules of FINRA, such as the Adviser’s participation at a financial intermediary’s internal events including seminars, due diligence and other meetings. The Adviser makes certain of such payments out of the Adviser’s own resources, although in some cases the Adviser is reimbursed by the Funds for certain payments, resulting in an additional cost to the Funds and their shareholders. Payments made by the Adviser are in addition to any distribution or service fees payable under any Rule 12b-1 or shareholder service agreement of a Fund, any sub-transfer agency or similar fees payable directly by a Fund to certain financial intermediaries for performing those services, and any sales charges, commissions, non-cash compensation arrangements permitted under applicable rules of FINRA, or other concessions described in the fee table or elsewhere in a Fund’s Prospectus or the SAI as payable to financial intermediaries.

Portfolio Manager Compensation

Compensation for Portfolio Managers that are Principals: The compensation for each of the portfolio managers that are a Principal of the Adviser is in the form of distributions based on the revenues generated by the Adviser. Distributions to each portfolio manager are based on cumulative research, leadership and other contributions to the Adviser. Revenue distributions are also a function of assets under management and performance of the Funds. There is no direct linkage between performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues.

Compensation for Portfolio Managers that are not Principals: The compensation for the portfolio managers that are not Principals of the Adviser primarily consists of a fixed base salary and a discretionary bonus. Under the Adviser’s salary administration system, salary increases are granted on a merit basis, and in this regard, salaries are reviewed at least annually under a formal review program. Job performance contributes significantly to the determination of any salary increase; other factors, such as seniority and contributions to the Adviser are also considered. Discretionary bonuses are determined by the portfolio manager’s individual performance, including efficiency, contributions to the Adviser and quality of work performed. A portfolio manager’s performance is not based on any specific fund’s or strategy’s performance, but is affected by the overall performance of the firm.

Portfolio Manager Holdings

The dollar range of equity securities of each Fund listed below beneficially owned by the portfolio managers of such Fund as of September 30, 2013, unless noted otherwise, is as follows:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Clifford S. Asness, Ph.D., M.B.A.	AQR Global Equity Fund	$10,001 – 50,000
	AQR International Equity Fund	$1 – 10,000
	AQR Momentum Fund	$100,001 – 500,000
	AQR Small Cap Momentum Fund	$100,001 – 500,000
	AQR International Momentum Fund	$100,001 – 500,000
	AQR Tax-Managed Momentum Fund	$10,001– 50,000
	AQR Tax-Managed Small Cap Momentum Fund	Over $1,000,000
	AQR Tax-Managed International Momentum Fund	$10,001– 50,000
	AQR Core Equity Fund	$50,001 – 100,000
	AQR Small Cap Core Equity Fund	$50,001 – 100,000
	AQR International Core Equity Fund	$50,001 – 100,000
John M. Liew, Ph.D., M.B.A.	AQR Global Equity Fund	$1 – 10,000
	AQR International Equity Fund	$1 – 10,000
Jacques A. Friedman, M.S.	AQR Momentum Fund	$50,001 – 100,000
	AQR Small Cap Momentum Fund	$100,001 – 500,000
	AQR International Momentum Fund	$50,001 – 100,000
	AQR Tax-Managed Momentum Fund	None
	AQR Tax-Managed Small Cap Momentum Fund	None
	AQR Tax-Managed International Momentum Fund	None
	AQR U.S. Defensive Equity Fund	$50,001 – 100,000
	AQR Emerging Defensive Equity Fund	$50,001 – 100,000
	AQR International Defensive Equity Fund	$50,001 – 100,000
	AQR Core Equity Fund	$50,001 – 100,000
	AQR Small Cap Core Equity Fund	$50,001 – 100,000
	AQR International Core Equity Fund	$50,001 – 100,000
Ronen Israel, M.A.	AQR Global Equity Fund	$50,001 – 100,000
	AQR International Equity Fund	$50,001 – 100,000
	AQR Momentum Fund	$100,001 – 500,000
	AQR Small Cap Momentum Fund	$100,001 – 500,000
	AQR International Momentum Fund	$100,001 – 500,000
	AQR Tax-Managed Momentum Fund	None
	AQR Tax-Managed Small Cap Momentum Fund	None
	AQR Tax-Managed International Momentum Fund	None
	AQR Core Equity Fund	$50,001 – 100,000
	AQR Small Cap Core Equity Fund	$50,001 – 100,000
	AQR International Core Equity Fund	$50,001 – 100,000
Oktay Kurbanov, M.B.A.	AQR Global Equity Fund	$50,001 – 100,000
	AQR International Equity Fund	$50,001 – 100,000

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Lars N. Nielsen, M.Sc.	AQR Global Equity Fund	$50,001 – 100,000
	AQR International Equity Fund	$50,001 – 100,000
	AQR Momentum Fund	$10,001 – 50,000
	AQR Small Cap Momentum Fund	$10,001 – 50,000
	AQR International Momentum Fund	$10,001 – 50,000
	AQR Tax-Managed Momentum Fund	None
	AQR Tax-Managed Small Cap Momentum Fund	None
	AQR Tax-Managed International Momentum Fund	None
	AQR U.S. Defensive Equity Fund	$50,001 – 100,000
	AQR Emerging Defensive Equity Fund	$50,001 – 100,000
	AQR International Defensive Equity Fund	$50,001 – 100,000
Andrea Frazzini, Ph.D., M.S.	AQR Momentum Fund	$10,001 – 50,000
	AQR Small Cap Momentum Fund	$10,001– 50,000
	AQR International Momentum Fund	$1 – 10,000
	AQR Tax-Managed Momentum Fund	None
	AQR Tax-Managed Small Cap Momentum Fund	None
	AQR Tax-Managed International Momentum Fund	None
	AQR U.S. Defensive Equity Fund	$10,001 – 50,000
	AQR Emerging Defensive Equity Fund	$10,001 – 50,000
	AQR International Defensive Equity Fund	$10,001 – 50,000
	AQR Core Equity Fund	$1 – 10,000
	AQR Small Cap Core Equity Fund	$1 – 10,000
	AQR International Core Equity Fund	$1 – 10,000
Hoon Kim, Ph.D., M.B.A., C.F.A.	AQR U.S. Defensive Equity Fund	$10,001 – 50,000
	AQR Emerging Defensive Equity Fund	$10,001 – 50,000
	AQR International Defensive Equity Fund	$10,001 – 50,000

Other Accounts Managed

Each of the portfolio managers is also responsible for managing other accounts in addition to the respective Fund or Funds which the portfolio manager manages, including other accounts of the Adviser, or their affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and may also include accounts or investments managed or made by the portfolio managers in a personal or other capacity (“Proprietary Accounts”). Management of other accounts in addition to the Funds can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts (including Proprietary Accounts) with similar investment strategies. Often, an investment opportunity may be suitable for both a Fund and other accounts, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for portfolios with a similar investment strategy. The Adviser will not necessarily purchase or sell the same securities at the same time, same direction, or in the same proportionate amounts for all eligible accounts, particularly if different accounts have materially different amounts of capital under management by the Adviser, different amounts of investable cash available, different strategies, or different risk tolerances. As a result, although the Adviser manages numerous accounts and/or portfolios with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account.
Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts (including Proprietary Accounts) simultaneously, the Adviser or portfolio manager may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. To this end, the Adviser has adopted policies and procedures that are intended to ensure that investment opportunities are allocated equitably among accounts over time. As a result of the allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts or a Fund may not be allocated the full amount of the securities sought to be traded. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Adviser that the overall benefits outweigh any disadvantages that may arise from this practice. Subject to applicable laws and/or account restrictions, the Adviser may buy, sell or hold securities for other accounts while entering into a different or opposite investment decision for the Funds.
The Adviser and the Funds’ portfolio managers may also face a conflict of interest where some accounts pay higher fees to the Adviser than others, such as by means of performance fees. Specifically, the entitlement to a performance fee in managing one or more accounts may create an incentive for the Adviser to take risks in managing assets that it would not otherwise take in the absence of such arrangements. Additionally, since performance fees reward the Adviser for performance in accounts which are subject to such fees, the Adviser may have an incentive to favor these accounts over those that have only fixed asset-based fees with respect to areas such as trading opportunities, trade allocation, and allocation of new investment opportunities.
The Adviser has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts of interest that may arise in connection with the management of the Funds and other accounts and that are designed to ensure that all client accounts are treated fairly and equitably over time.
The following table indicates the number of accounts and assets under management (in millions) for each type of account managed as of September 30, 2013:

PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
		REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
		# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Clifford S. Asness, Ph.D., M.B.A.	$43,923,651,859	20	$12,364,150,876	37	$9,916,756,865	57	$21,642,744,118
John M. Liew, Ph.D., M.B.A.	$32,205,822,487	16	$12,459,047,626	31	$7,338,396,021	28	$12,408,378,841
Jacques A. Friedman, M.S.	$43,563,798,354	18	$ 7,713,108,013	25	$6,537,699,259	74	$29,312,991,082
Ronen Israel, M.A.	$36,601,208,366	15	$ 7,691,281,365	32	$9,195,694,037	49	$19,714,232,964

PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
		REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
		# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Oktay Kurbanov, M.B.A.	$18,628,191,976	2	$ 265,403,822	22	$5,072,503,339	26	$13,290,284,814
Lars N. Nielsen, M.Sc.	$40,911,636,622	18	$ 7,962,118,848	36	$8,352,165,353	59	$24,597,352,421
Andrea Frazzini, Ph.D., M.S.	$ 2,836,906,321	3	$ 142,570,304	2	$ 399,410,741	5	$ 2,294,925,276
Hoon Kim, Ph.D., M.B.A., C.F.A.	$ 2,831,472,659	2	$ 137,136,642	2	$ 399,410,741	5	$ 2,294,925,276

PORTFOLIO MANAGER	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Clifford S. Asness, Ph.D., M.B.A.	0	$0	35	$9,340,651,182	16	$6,335,676,243
John M. Liew, Ph.D., M.B.A.	0	$0	28	$6,504,700,574	8	$3,500,619,438
Jacques A. Friedman, M.S.	0	$0	24	$6,234,724,976	23	$7,657,286,705
Ronen Israel, M.A.	0	$0	30	$8,585,751,033	14	$6,399,405,155
Oktay Kurbanov, M.B.A.	0	$0	21	$4,769,529,056	6	$3,281,824,437
Lars N. Nielsen, M.Sc.	0	$0	34	$7,776,059,670	16	$6,355,338,869
Andrea Frazzini, Ph.D., M.S.	0	$0	2	$ 399,410,741	0	$ 0
Hoon Kim, Ph.D., M.B.A., C.F.A.	0	$0	2	$ 399,410,741	0	$ 0

Administrator and Fund Accountant

On behalf of the Funds, the Trust has entered into an Administration Agreement (the “JPM Administration Agreement”) with JPMorgan Chase Bank, N.A. (the “JPM Administrator”) located at 70 Fargo Street, Boston, Massachusetts 02210. The JPM Administration Agreement initially took effect on (1) September 19, 2010 with respect to the AQR Global Equity Fund, AQR International Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund and AQR International Momentum Fund (collectively referred to as the “JPM Effective Date”). The JPM Administration Agreement also took effect with respect to the other current series of the Trust and takes effect with respect to each new series of the Trust upon the Fund’s inception. Under the JPM Administration Agreement, the JPM Administrator’s services include, but are not limited to, the following: preparing minutes of meetings of the Board of Trustees and assisting the Secretary of the Trust in preparing for quarterly meetings of the Board of Trustees; performing certain compliance tests for the Trust; participating in the annual update of the Trust’s registration statement and coordinating in the preparation and filing of certain other Trust filings and documents; preparing federal and state income tax returns for the Trust; performing NAV calculations; establishing appropriate expense accruals, maintaining expense files and coordinating the payment of invoices for the Trust. For the fiscal years ended December 31, 2011 and December 31, 2012, the Trust paid JPM Administrator fees of $1,609,638 and $2,220,064, respectively. For the fiscal period of January 1, 2013 to September 30, 2013, the Trust paid JPM Administrator fees of $448,531.
The JPM Administration Agreement was in effect for the initial term of three years and automatically renewed upon the expiration of the initial term in September 2013. Either party may terminate the agreement upon not less than six months’ prior written notice to the other party.

Distributor

The Trust has entered into a Distribution Agreement, on behalf of each Fund, with the Distributor, ALPS Distributors, Inc., pursuant to which the Distributor acts as distributor for each Fund and acts as agent for each Fund in selling its shares to the public. ALPS Distributors, Inc. is located at 1290 Broadway, Suite 1100, Denver, CO 80203. The Distributor offers shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of shares of the Funds. The Distributor also reviews advertisements and acts as liaison for broker-dealer relationships. Investors purchasing or redeeming shares of a Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge. The Distribution Agreement continues in effect for successive one-year periods ending each December 7th provided such continuance is specifically approved at least annually by (i) the Board of Trustees or (ii) the vote of a majority of outstanding shares of the Fund, and provided that in either event the continuance is also approved by a majority of the Trust’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Distribution Agreement.

Distribution Plan
The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of each Fund (the “12b-1 Plan”). Under the 12b-1 Plan, the Class N shares of each Fund pay a distribution fee of 0.25% to the Distributor as compensation for distribution activities related to Class N shares of each Fund. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of an investment and may cost a shareholder more than paying other types of sales charges. The 12b-1 Plan provides that the distribution fees are payable to the Distributor regardless of the amounts actually expended by the Distributor.
Authorized distribution expenses include the Distributor’s interest expense and profit. The Distributor anticipates that actual expenditures on distribution will substantially exceed the distribution fees received by it during the early years of the operation of the 12b-1 Plan. In later years, its expenditures may be less than the distribution fees, thus enabling the Distributor to realize a profit in those years.
If the 12b-1 Plan is terminated with respect to a Fund, the Fund will owe no payments to the Distributor other than fees accrued but unpaid on the termination date. The 12b-1 Plan may be terminated only by specific action of the Trustees or shareholders.
The 12b-1 Plan shall continue in effect from year to year with respect to each Fund, provided such continuance is approved at least annually by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Disinterested Trustees. The 12b-1 Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Class N shares of a Fund, and all material amendments of a 12b-1 Plan must also be approved by the Trustees in the manner described above. The 12b-1 Plan may be terminated with respect to a Fund at any time, without payment of any penalty, by vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding voting securities of the affected Fund (as defined in the 1940 Act) on not more than 60 days’ written notice to any other party to the 12b-1 Plan. So long as the 12b-1 Plan is in effect, the selection and nomination of Disinterested Trustees has been committed to the Disinterested Trustees.

Pursuant to the 12b-1 Plan, the Distributor shall provide the Trust for review by the Trustees, and the Trustees shall review and consider at least quarterly, a written report of the amounts expended under the 12b-1 Plan and the purposes for which such expenditures were made. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the 12b-1 Plan will benefit the respective Funds and their shareholders.

The table below provides information for the fiscal year ended December 31, 2012 about the 12b-1 fees each Fund paid to the Distributor under the Trust’s 12b-1 Plan.

Funds	Fees Paid
AQR Global Equity Fund	$ 3,967
AQR International Equity Fund	$33,404
AQR Momentum Fund [1]	$ 4,721
AQR Small Cap Momentum Fund [1]	$ 1
AQR International Momentum Fund [1]	$ 1
AQR Tax-Managed Momentum Fund[1]	$ 1
AQR Tax-Managed Small Cap Momentum Fund[1]	$ 1
AQR Tax-Managed International Momentum Fund[1]	$ 1
AQR U.S. Defensive Equity Fund[2]	$ 903
AQR International Defensive Equity Fund[2]	$ 1,344
AQR Emerging Defensive Equity Fund[2]	$ 1,507
AQR Core Equity Fund[3]	N/A
AQR Small Cap Core Equity Fund[3]	N/A
AQR International Core Equity Fund[3]	N/A

[1]	For the period December 17, 2012 through December 31, 2012.
[2]	For the period July 9, 2012 through December 31, 2012.

[3]	The Fund paid no 12b-1 fees during the period because the Fund had not yet commenced operations.

The table below provides information for the fiscal period of January 1, 2013 to September 30, 2013 about the 12b-1 fees each Fund paid to the Distributor under the Trust’s 12b-1 Plan.

Funds	Fees Paid
AQR Global Equity Fund	$ 1,224
AQR International Equity Fund	$ 40,114
AQR Momentum Fund	$133,063
AQR Small Cap Momentum Fund	$ 761
AQR International Momentum Fund	$ 37,064
AQR Tax-Managed Momentum Fund	$ 172
AQR Tax-Managed Small Cap Momentum Fund	$ 176
AQR Tax-Managed International Momentum Fund	$ 167
AQR U.S. Defensive Equity Fund	$ 10,467
AQR International Defensive Equity Fund	$ 1,800
AQR Emerging Defensive Equity Fund	$ 3,125
AQR Core Equity Fund[1]	$ 1,189
AQR Small Cap Core Equity Fund[1]	$ 1,489
AQR International Core Equity Fund[1]	$ 2,001

1 For period March 26, 2013 through September 30, 2013.

Custodian

The Custodian for the Funds is JPMorgan Chase Bank, N.A. (“Custodian”), located at 1 Chase Manhattan Plaza, New York, NY 10005. The JPM Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a custody agreement with the Trust, on behalf of the Funds, the Custodian holds each Fund’s securities and maintains all necessary accounts and records.

Transfer Agent and Dividend Disbursing Agent
ALPS Fund Services, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203, has been retained to serve as the Funds’ transfer agent and dividend disbursing agent.
Shareholder Services Agreement

In exchange for the Adviser providing, or arranging for the provision of, certain services to the shareholders of each Fund, the Trust has entered into a Shareholder Services Agreement with respect to the below listed classes of shares of each Fund. Effective July 1, 2010, the Trust, on behalf of the AQR Global Equity Fund and AQR International Equity Fund, reduced the Shareholder Services fee for the Class Y Shares to zero.
Under the Shareholder Services Agreement, each Fund pays the Adviser a fee as reflected below and expressed as a percentage of average daily net assets:

Fund and Class	Maximum Shareholder Services Fee (annually as a percentage of the Fund’s average daily net assets)
AQR Core Equity Fund
Class L	0.15%
Class N	0.15%
AQR Small Cap Core Equity Fund
Class L	0.15%
Class N	0.15%
AQR International Core Equity Fund
Class L	0.15%
Class N	0.15%
AQR Momentum Fund
Class L	0.15%
Class N	0.15%
AQR Small Cap Momentum Fund
Class L	0.15%
Class N	0.15%
AQR International Momentum Fund
Class L	0.15%
Class N	0.15%
AQR Tax-Managed Momentum Fund
Class L	0.15%
Class N	0.15%
AQR Tax-Managed Small Cap Momentum Fund
Class L	0.15%
Class N	0.15%
AQR Tax-Managed International Momentum Fund
Class L	0.15%
Class N	0.15%
AQR U.S. Defensive Equity Fund
Class I	0.15%
Class N	0.15%
AQR International Defensive Equity Fund
Class I	0.15%
Class N	0.15%

Fund and Class	Maximum Shareholder Services Fee (annually as a percentage of the Fund’s average daily net assets)
AQR Emerging Defensive Equity Fund
Class I	0.15%
Class N	0.15%
AQR Global Equity Fund
Class I	0.30%
Class N	0.30%
Class R6	0.20%
AQR International Equity Fund
Class I	0.30%
Class N	0.30%
Class R6	0.20%

For the fiscal year ended December 31, 2010, the Trust paid the Adviser shareholder services fees as follows:

Funds	Fees Paid (After Waivers)	Waivers
AQR Global Equity Fund	$7,614	$447,840
AQR International Equity Fund	$ 0	$644,980
AQR Momentum Fund	$ 0	$ 52,283
AQR Small Cap Momentum Fund	$ 0	$ 21,282
AQR International Momentum Fund	$ 0	$ 50,316
AQR Tax-Managed Momentum Fund[1]	N/A	N/A
AQR Tax-Managed Small Cap Momentum Fund[1]	N/A	N/A
AQR Tax-Managed International Momentum Fund[1]	N/A	N/A
AQR U.S. Defensive Equity Fund[1]	N/A	N/A
AQR International Defensive Equity Fund[1]	N/A	N/A
AQR Emerging Defensive Equity Fund[1]	N/A	N/A
AQR Core Equity Fund[1]	N/A	N/A
AQR Small Cap Core Equity Fund[1]	N/A	N/A
AQR International Core Equity Fund[1]	N/A	N/A

[1]	The Fund paid no shareholder services fees during the period because the Fund had not yet commenced operations.
For the fiscal year ended December 31, 2011, the Trust paid the Adviser shareholder services fees as follows:

Funds	Fees Paid (After Waivers)	Waivers
AQR Global Equity Fund	$ 0	$ 14,200
AQR International Equity Fund	$389,888	$ 4,809
AQR Momentum Fund	$ 0	$353,125
AQR Small Cap Momentum Fund	$ 0	$132,225
AQR International Momentum Fund	$ 0	$112,356
AQR Tax-Managed Momentum Fund[1]	N/A	N/A
AQR Tax-Managed Small Cap Momentum Fund[1]	N/A	N/A
AQR Tax-Managed International Momentum Fund[1]	N/A	N/A
AQR U.S. Defensive Equity Fund[1]	N/A	N/A
AQR International Defensive Equity Fund[1]	N/A	N/A
AQR Emerging Defensive Equity Fund[1]	N/A	N/A

Funds	Fees Paid (After Waivers)	Waivers
AQR Core Equity Fund[1]	N/A	N/A
AQR Small Cap Core Equity Fund[1]	N/A	N/A
AQR International Core Equity Fund[1]	N/A	N/A

[1]	The Fund paid no shareholder services fees during the period because the Fund had not yet commenced operations.

For the fiscal year ended December 31, 2012, the Trust paid the Adviser shareholder services fees as follows:

Funds	Fees Paid (After Waivers)	Waivers
AQR Global Equity Fund	$ 0	$ 11,838
AQR International Equity Fund	$558,878	$ 0
AQR Momentum Fund	$316,370	$335,876
AQR Small Cap Momentum Fund	$112,231	$ 74,662
AQR International Momentum Fund	$ 16,501	$140,733
AQR Tax-Managed Momentum Fund[1]	$ 0	$ 4,377
AQR Tax-Managed Small Cap Momentum Fund[1]	$ 0	$ 3,626
AQR Tax-Managed International Momentum Fund[1]	$ 0	$ 5,066
AQR U.S. Defensive Equity Fund[2]	$ 0	$ 4,238
AQR International Defensive Equity Fund[2]	$ 0	$ 4,556
AQR Emerging Defensive Equity Fund[2]	$ 0	$ 6,621
AQR Core Equity Fund[3]	N/A	N/A
AQR Small Cap Core Equity Fund[3]	N/A	N/A
AQR International Core Equity Fund[3]	N/A	N/A

[1]	For the period January 27, 2012 through December 31, 2012.
[2]	For the period from July 9, 2012 through December 31, 2012.
[3]	The Fund paid no shareholder services fees during the period because the Fund had not yet commenced operations.
For the fiscal period of January 1, 2013 to September 30, 2013, the Trust paid the Adviser shareholder services fees as follows:

Funds	Fees Paid (After Waivers)	Waivers
AQR Global Equity Fund	$ 0	$ 3,920
AQR International Equity Fund	$538,420	$ 0
AQR Momentum Fund	$440,173	$318,505
AQR Small Cap Momentum Fund	$165,118	$ 48,634
AQR International Momentum Fund	$ 74,655	$142,158
AQR Tax-Managed Momentum Fund	$ 0	$ 11,322
AQR Tax-Managed Small Cap Momentum Fund	$ 0	$ 5,456
AQR Tax-Managed International Momentum Fund	$ 0	$ 8,364
AQR U.S. Defensive Equity Fund	$ 0	$ 89,982
AQR International Defensive Equity Fund	$ 0	$ 22,409
AQR Emerging Defensive Equity Fund	$ 0	$ 24,171
AQR Core Equity Fund[1]	$ 0	$ 7,268

Funds	Fees Paid (After Waivers)	Waivers
AQR Small Cap Core Equity Fund[1]	$ 0	$ 2,101
AQR International Core Equity Fund[1]	$ 0	$ 7,199

1 For the period March 26, 2013 through September 30, 2013.

Determination of Net Asset Value
Each Fund’s NAV is computed as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading. If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV per share of each Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time such computation is made.
The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price. Futures contracts are generally valued at the last quoted sales price on the applicable valuation date.

The Funds normally value equity securities and futures contracts primarily traded on North American, Central American, South American and Caribbean markets as described above. However, the Funds have implemented and normally use fair value pricing on a daily basis for all equity securities that are not primarily traded on North American, Central American, South American and Caribbean markets because trading in these securities typically is completed at times that vary significantly from the closing of the NYSE. This fair value pricing process for foreign equity securities uses the quotations of an independent pricing service to value each such security unless (i) the pricing service does not provide prices for the security, in which event the Fund may use market value or fair value in accordance with the valuation procedures approved by the Board of Trustees (the “Trust’s Valuation Procedures”) or (ii) the Adviser determines that (a) a quote provided by the service does not accurately reflect the value of the security and (b) the use of another fair valuation methodology is appropriate.
Futures contracts that are not primarily traded on North American, Central American, South American and Caribbean markets are normally valued at the settlement price of the exchange on which it is traded. If the Fund or the Adviser determine that the settlement price of the foreign exchange is not reliable, the futures contract will be valued based on its fair value as determined in accordance with the Trust’s Valuation Procedures.
Investments in open-end investment companies are valued at such investment company’s current day closing NAV per share. ETFs and closed-end investment companies are valued at the last quoted sales price. Equity, total return and commodity swap contracts are valued at fair value, based on the price of the underlying referenced instrument. Credit default swaps are valued daily primarily using independent pricing services or market makers. Interest rate swap contracts are valued at fair value as determined by an independent pricing service based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.
Securities for which market quotations or independent pricing service quotations are not readily available or which are not readily marketable and all other assets of the Funds are valued at fair value using the Trust’s Valuation Procedures. The Board of Trustees has authorized the Adviser to establish a valuation committee for the Funds (the “Valuation Committee”) to serve as its formal oversight body for the valuation of the Funds’ portfolio holdings in accordance with the Trust’s Valuation Procedures. The Trust’s Valuation Procedures require that the Valuation Committee meet on an as-needed basis to value any securities or other assets for which (i) prices or valuations are not readily determinable by the Funds’ pricing agent, (ii) a market quotation is determined by the Adviser not to be reliable, or (iii) trading in the security has been halted. The Valuation Committee considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. At each regular meeting of the Board of Trustees held during a quarter following a meeting of the Valuation Committee, the Valuation Committee presents a written report for the Board’s review and discusses the procedures and practices employed in connection with any action taken by the Valuation Committee during the prior period. In addition, the Valuation Committee reviews all the valuation methodologies used by the Funds at least annually and takes any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. A written report of this review is presented annually to the Board of Trustees for its review. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

In determining the value of portfolio investments, the Fund may employ independent third party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Prices obtained from independent third party pricing services to value each Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination shall be made considering pertinent facts and circumstances surrounding such revision.
Calculation of Offering Price

An illustration of the calculation of the offering price for the outstanding shares of each Fund (Class I for each of the AQR Global Equity Fund, AQR International Equity Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive Equity Fund and AQR Emerging Defensive Equity Fund and Class L for each of the AQR Momentum Fund, AQR International Momentum Fund, AQR Small Cap Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund) based on the value of that Fund’s net assets and number of shares outstanding on September 30, 2013 is set forth below:

	AQR Global Equity Fund	AQR International Equity Fund	AQR U.S. Defensive Equity Fund	AQR International Defensive Equity Fund
Net Assets	$1,262,602	$241,467,180	$155,660,499	$17,630,701
Number of Shares Outstanding	94,701	20,333,041	12,763,386	1,483,573
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$ 13.33	$ 11.88	$ 12.20	$ 11.88
Sales Charge	None	None	None	None
Offering Price	$ 13.33	$ 11.88	$ 12.20	$ 11.88

	AQR Emerging Defensive Equity Fund	AQR Momentum Fund	AQR Small Cap Momentum Fund	AQR International Momentum Fund
Net Assets	$29,471,066	$719,388,829	$242,675,423	$219,002,000
Number of Shares Outstanding	2,870,660	36,612,813	11,146,293	14,326,003

	AQR Emerging Defensive Equity Fund	AQR Momentum Fund	AQR Small Cap Momentum Fund	AQR International Momentum Fund
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$ 10.27	$ 19.65	$ 21.77	$ 15.29
Sales Charge	None	None	None	None
Offering Price	$ 10.27	$ 19.65	$ 21.77	$ 15.29

	AQR Tax-Managed Momentum Fund	AQR Tax-Managed Small Cap Momentum Fund	AQR Tax-Managed International Momentum Fund
Net Assets	$21,709,464	$6,764,002	$17,417,880
Number of Shares Outstanding	1,596,498	455,458	1,321,265
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$ 13.60	$ 14.85	$ 13.18
Sales Charge	None	None	None
Offering Price	$ 13.60	$ 14.85	$ 13.18

	AQR Core Equity Fund	AQR Small Cap Core Equity Fund	AQR International Core Equity Fund
Net Assets	$18,810,952	$2,183,541	$15,810,091
Number of Shares Outstanding	1,695,462	183,811	1,401,327
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$ 11.09	$ 11.88	$ 11.28
Sales Charge	None	None	None
Offering Price	$ 11.09	$ 11.88	$ 11.28

Additional Information About Purchases and Redemption of Shares
Cut-Off Time for Purchase and Redemption Orders
Orders to purchase or redeem shares received by the Transfer Agent, or by a financial intermediary authorized to receive such orders, by the cut-off time indicated in the Funds’ Prospectus will be processed at the NAV next calculated after the order is received by the Transfer Agent or the financial intermediary that is an authorized agent of the Funds. Under a variety of different types of servicing agreements, financial intermediaries that are authorized to receive purchase and redemption orders from investors are permitted to transmit those orders that are received by the financial intermediary before the cut-off time in the Prospectus to the Transfer Agent by the cut-off times stated in those agreements, which are generally later than the cut-off time stated in the Prospectus. Financial intermediaries are prohibited by law from transmitting orders received after the cut-off time stated in the Prospectus to the Transfer Agent for processing at that day’s NAV. Any order otherwise received after the cut-off time stated in the Prospectus will be specifically identified for processing on the next day on which a NAV is computed.

Purchases In-Kind

The Trust may permit purchases of any of the Fund’s shares by means of in-kind contributions of portfolio securities under limited circumstances in accordance with procedures approved by the Trust’s Board of Trustees. In-kind purchases of Fund shares may only be permitted if the Adviser determines that acceptance of the in-kind securities will not adversely affect the purchasing Fund, does not favor a shareholder of the purchasing Fund to the detriment of another shareholder of the purchasing Fund, and conforms with the purchasing Fund’s fundamental investment objectives, policies and restrictions. In-kind securities will be valued in the same manner as they would be valued for purposes of computing a Fund’s NAV. The Fund will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares.

Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under federal and state law of making such a purchase.
Redemptions In-Kind

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of the Board of Trustees and taken at their value used in determining a Fund’s NAV per share as described under “Determination of Net Asset Value”), or partly in cash and partly in portfolio securities. However, unless otherwise requested by the shareholder, payments will be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of a Fund. Moreover, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of their net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Funds may redeem shares held by affiliates in kind as long as neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in kind selects, or influences the selection of the distributed securities and as long as the redemption in kind is approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, in a manner consistent with SEC rules, regulations and interpretive positions.

Involuntary Redemptions
Each Fund reserves the right to involuntarily redeem any shareholder’s account, subject to applicable law, if:
•	the Fund or a class of its shares are to be terminated;
•	the value of the account falls below any investment minimum for the account set by the Trust, provided that (1) the Trust provides a written notice of redemption to the shareholder at least 15 days before the redemption date, and (2) any policies adopted by the Board with respect to the redemption of small accounts have been disclosed to shareholders at least 60 days prior to the mailing of the written notice of redemption;
•	the shareholder fails to pay when due the full purchase price of shares issued to him;
•	it appears appropriate to do so in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the Fund is unable to verify the account holder’s identity;
•	the Fund otherwise determines it appropriate to do so in light of the Fund’s responsibilities under the Investment Company Act or other applicable law or necessary to prevent harm to the Trust or its shareholders.
If a shareholder’s account is involuntarily redeemed, a check for the redemption proceeds payable to the shareholder will be mailed to the shareholder at the shareholder’s address of record.

Other Purchase and Redemption Information
Each Fund reserves the right to reject any purchase order for its shares in its sole discretion.
Each of the Funds reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, each of the Funds may also suspend or postpone the recording of the transfer of its shares.
In addition, each of the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications or other necessary documentation as the Fund may request.
Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Funds’ shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the charges described in the Prospectus and this SAI. An investor’s broker will provide them with specific information about any processing or service fees they will be charged.
Portfolio Turnover
The frequency of portfolio transactions is generally expressed in terms of a portfolio turnover rate. For example, an annual turnover rate of 100% would occur if all of the securities in a Fund were replaced once a year.

The Adviser for a Fund may engage in active short-term trading to rebalance the Fund’s portfolio or for other reasons. It is anticipated that the portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable a Fund to receive favorable tax treatment. The Funds are not restricted by policy with regard to their portfolio turnover rates. Higher portfolio turnover rates, such as rates in excess of 100%, and short-term trading involve correspondingly greater commission expenses and transaction costs.
Each Fund’s portfolio turnover rate was as follows for the two most recent fiscal years:

Fund	Fiscal Year Ended December 31, 2012	Fiscal Period of January 1, 2013 to September 30, 2013
AQR Global Equity Fund	87%	71%
AQR International Equity Fund	74%	59%
AQR Momentum Fund	68%	62%
AQR Small Cap Momentum Fund	73%	49%
AQR International Momentum Fund	116%	76%
AQR Tax-Managed Momentum Fund[1]	93%	178%
AQR Tax-Managed Small Cap Momentum Fund[1]	93%	81%

Fund	Fiscal Year Ended December 31, 2012	Fiscal Period of January 1, 2013 to September 30, 2013
AQR Tax-Managed International Momentum Fund[1]	131%	154%
AQR U.S. Defensive Equity Fund[2]	141%	106%
AQR International Defensive Equity Fund[2]	81%	115%
AQR Emerging Defensive Equity Fund[2]	38%	181%
AQR Core Equity Fund[3]	N/A	233%
AQR Small Cap Core Equity Fund[3]	N/A	70%
AQR International Core Equity Fund[3]	N/A	218%

1 Fund commenced operations on January 27, 2012.
2 Fund commenced operations on July 9, 2012.
3 Fund commenced operations on March 26, 2013.
In accordance with industry practice, derivative instruments (such as futures contracts) are excluded from the calculation of the portfolio turnover rate.  With respect to the AQR International Momentum Fund, the decrease in portfolio turnover from 2012 to 2013 is due to the increased use of futures, which are excluded from the calculation of portfolio turnover, to “equitize” cash flows into the Fund (i.e., cash inflows may be temporarily invested in a futures contract tied to an index or other basket of investments in order to gain market exposure with respect to the cash investment on a short-term basis, prior to investing such cash investment in equity securities).  Prior to June 2013, ETFs, which are included in the calculation of the portfolio turnover, were primarily used for equitization purposes, resulting in a higher portfolio turnover for 2012.
For the AQR Tax Managed Momentum Fund and AQR Emerging Defensive Equity Fund, the increase in portfolio turnover from 2012 to 2013 is due to increased positive cash flows into each Fund and the use of ETFs to equitize these cash inflows.

Portfolio Transactions and Brokerage

The Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Brokerage commissions on U.S. securities exchanges are subject to negotiation between the Adviser and the broker. In the over-the-counter market, securities are sometimes traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Trades of NASD listed securities may be made on an agency basis and a commission is added to such trades. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
When decisions are made to purchase or sell the same securities simultaneously for a number of client accounts, the Adviser may aggregate into a single trade order (a “bunched” trade) several individual contemporaneous client trade orders for a single security if the Adviser deems this to be appropriate and in the best interests of the client accounts involved. Bunched trades may be used to facilitate best execution, including negotiating more favorable prices, obtaining more timely or equitable execution, or reducing overall commission charges. Accounts that are eligible to purchase shares in initial public offerings may participate in aggregated orders for such shares. The Adviser seeks to aggregate trade orders in a manner that is consistent with its duty to: (1) seek best execution of client orders, (2) treat all clients fairly, and (3) not systematically advantage or disadvantage any single client.
When an aggregated order is filled in its entirety, each participating client account will participate at the average share price for the aggregated order, and transaction costs shall be shared pro rata based on each client’s participation in the aggregated order. If an order cannot be completely filled and the investment opportunity is determined to be equally suitable and appropriate for more than one account, allocations will generally be made pro rata, subject to rounding to achieve round lots, based upon the initial amount requested for an account participating in the aggregated order. Each account participating in a particular aggregated or “bunched trade” will receive the share price with respect to that aggregated order or, as appropriate, the average share price for all executed “bunched” trades on that trading day. The Adviser may allocate on a basis other than pro rata, if, under the circumstances, such other method of allocation is reasonable, does not result in any improper or undisclosed advantage or disadvantage to other accounts, and results in fair access over time to trading opportunities for all eligible managed accounts. For example, the Adviser may identify investment opportunities that are appropriate for certain accounts and not others, based on such factors as investment objectives, style, risk/return parameters, regulatory and client restrictions, tax status, account size, sensitivity to turnover, available cash and cash flows. Consequently, the Adviser may decide it is more appropriate to place a given security in one account rather than another account. Other non-pro rata methods include rotation allocation or random allocation. Alternative methods of allocation are appropriate, for example, when the transaction size is too limited to be effectively allocated pro rata among all eligible accounts.
On occasion, the Adviser will purchase a new issue, shares in an IPO, or shares in a secondary equity offering (“SEO”) for accounts/Funds and the Adviser may be unable to obtain sufficient securities to fill the orders for all the participating accounts/Funds. For those accounts/Funds participating in the purchase the Adviser will use a method that ensures the fair treatment of all participating accounts/Funds.
IPOs or SEOs will be allocated pro rata based on the participating portfolio’s estimated NAV targeting the IPO or SEO strategy. The IPO and SEO allocation is subject to an accounts/Funds’ investment objective. The Adviser’s equity IPO/SEO allocation methodology may exclude accounts/Funds from receiving IPO/SEO allocations if/when (i) an account/Fund does not trade individual stocks; (ii) an IPO/SEO allocation is inconsistent with the investment objectives of the account/Fund (e.g. certain IPOs or SEOs may be illiquid, of a small deal size, or an incompatible security type); (iii) an IPO/SEO allocation cannot be properly hedged in the account/Fund using standard hedging techniques; (iv) an IPO/SEO allocation would add too much volatility to an account/Fund, thereby altering the risk profile of the account/Fund; (v) an IPO/SEO allocation would change the portfolio composition weighting in such a way as to corrupt the modeling process for that account/Fund; (vi) the account/Fund is a proprietary account; and/or (vii) the account/Fund has a policy of not engaging in a specific or all IPO/SEOs. Benchmark driven accounts/Funds would normally be precluded from participation in an IPO/ SEO allocation because of one or a combination of items (ii), (iii), (iv), and/or (v) above. Deviations from this policy must be approved by the Adviser’s Chief Compliance Officer or designee in advance of a purchase. As with IPOs and SEOs, convertible security new issues will not be allocated to accounts/Funds that do not trade convertible securities and where a particular convertible security is inconsistent with the account/Fund’s investment objective (e.g. convertible security may be illiquid or of a small deal size).
New issue convertible securities will be allocated in a fair manner for eligible accounts/Funds that avoids the number of odd-lots held by particular accounts/Funds. Desired appetites for new issue convertible securities may vary among account/Funds and are influenced by the following: (i) if the issuance is inconsistent with the investment objectives of the account/Fund; (ii) if the issuance cannot be properly hedged in the account/Fund using standard hedging techniques; (iii) if the issuance adds too much volatility to the account/Fund, thereby altering the risk profile of the account/Fund; (iv) if the issuance changes the account/Fund’s composition and position weighting in such a way as to corrupt the desired characteristics of that account/Fund; (v) if the account/Fund has cash available; (vi) if there are tax considerations that could negatively impact the account/Fund; and/or (vii) if there are leverage constraints on the account/Fund.

In placing orders for portfolio securities of the Funds, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Adviser will consider the research and investment services provided by brokers or dealers who effect, or are parties to, portfolio transactions of the Funds or the Adviser’s other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Adviser in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for the Funds may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, and the services furnished by such brokers may be used by the Adviser in providing investment management for the Funds. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. The Adviser’s policy is to pay higher commissions to brokers for particular transactions than might be charged if a different broker had been selected on occasions when, in the Adviser’s opinion , this policy furthers the objective of obtaining the most favorable price and execution. In addition, the Adviser is authorized to pay higher commissions on brokerage transactions for the Funds to brokers in order to secure research and investment services described above, subject to review by the Board of Trustees from time to time as to the extent and continuation of the practice. The distribution of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

The following table shows the dollar amount of brokerage commissions paid to brokers and the approximate dollar amount of the transactions involved for the period ended December 31, 2010. The provision of third party research services was not necessarily a factor in the placement of all brokerage business with such brokers.

Funds	Brokerage Commissions	Amount of Transactions Involved
AQR Global Equity Fund	$ 59,985	$539,516,899
AQR International Equity Fund	$169,953	$849,087,269
AQR Momentum Fund	$ 1,637	$192,629,719
AQR Small Cap Momentum Fund	$ 1,251	$134,677,722
AQR International Momentum Fund	$ 30,654	$214,983,021
AQR Tax-Managed Momentum Fund[1]	N/A	N/A
AQR Tax-Managed Small Cap Momentum Fund[1]	N/A	N/A
AQR Tax-Managed International Momentum Fund[1]	N/A	N/A
AQR U.S. Defensive Equity Fund[1]	N/A	N/A
AQR International Defensive Equity Fund[1]	N/A	N/A
AQR Emerging Defensive Equity Fund[1]	N/A	N/A
AQR Core Equity Fund[1]	N/A	N/A
AQR Small Cap Core Equity Fund[1]	N/A	N/A
AQR International Core Equity Fund[1]	N/A	N/A

1The Fund paid no brokerage commissions during the period because the Fund had not yet commenced operations.

There were no brokerage commissions paid to any affiliated brokers or dealers of the Adviser during the fiscal year ended December 31, 2010.
The following table shows the dollar amount of brokerage commissions paid to brokers and the approximate dollar amount of the transactions involved for the period ended December 31, 2011. The provision of third party research services was not necessarily a factor in the placement of all brokerage business with such brokers.

Funds	Brokerage Commissions	Amount of Transactions Involved
AQR Global Equity Fund	$ 55,759	$451,385,021
AQR International Equity Fund	$111,610	$589,380,836
AQR Momentum Fund	$ 4,362	$929,903,721
AQR Small Cap Momentum Fund	$ 3,475	$255,812,720
AQR International Momentum Fund	$ 44,472	$331,493,811
AQR Tax-Managed Momentum Fund[1]	N/A	N/A
AQR Tax-Managed Small Cap Momentum Fund[1]	N/A	N/A
AQR Tax-Managed International Momentum Fund[1]	N/A	N/A
AQR U.S. Defensive Equity Fund[1]	N/A	N/A
AQR International Defensive Equity Fund[1]	N/A	N/A
AQR Emerging Defensive Equity Fund[1]	N/A	N/A
AQR Core Equity Fund[1]	N/A	N/A
AQR Small Cap Core Equity Fund[1]	N/A	N/A
AQR International Core Equity Fund[1]	N/A	N/A

[1]	The Fund paid no brokerage commissions during the period because the Fund had not yet commenced operations.

There were no brokerage commissions paid to any affiliated brokers or dealers of the Adviser during the fiscal year ended December 31, 2011.
The following table shows the dollar amount of brokerage commissions paid to brokers and the approximate dollar amount of the transactions involved for the period ended December 31, 2012. The provision of third party research services was not necessarily a factor in the placement of all brokerage business with such brokers.

Funds	Brokerage Commissions	Amount of Transactions Involved
AQR Global Equity Fund	$ 67,978	$690,586,006
AQR International Equity Fund	$158,314	$820,677,422
AQR Momentum Fund	$ 3,746	$771,049,560
AQR Small Cap Momentum Fund	$ 2,539	$197,688,470
AQR International Momentum Fund	$ 42,076	$284,641,925
AQR Tax-Managed Momentum Fund[1]	$ 38	$ 10,091,321
AQR Tax-Managed Small Cap Momentum Fund[1]	$ 74	$ 7,519,557
AQR Tax-Managed International Momentum Fund[1]	$ 1,685	$ 14,490,932
AQR U.S. Defensive Equity Fund[2]	$ 49	$ 18,144,191
AQR International Defensive Equity Fund[2]	$ 1,272	$ 12,152,724
AQR Emerging Defensive Equity Fund[2]	$ 4,640	$ 10,996,685
AQR Core Equity Fund[3]	N/A	N/A
AQR Small Cap Core Equity Fund[3]	N/A	N/A
AQR International Core Equity Fund[3]	N/A	N/A

[1]	For the period from January 27, 2012 through December 31, 2012.
[2]	For the period from July 9, 2012 through December 31, 2012.

[3]	The Fund paid no brokerage commissions during the period because the Fund had not yet commenced operations.

There were no brokerage commissions paid to any affiliated brokers or dealers of the Adviser during the fiscal year ended December 31, 2012.

The following table shows the dollar amount of brokerage commissions paid to brokers and the approximate dollar amount of the transactions involved for the fiscal period of January 1, 2013 to September 30, 2013. The provision of third party research services was not necessarily a factor in the placement of all brokerage business with such brokers.

Funds	Brokerage Commissions	Amount of Transactions Involved
AQR Global Equity Fund	$ 75,357	$810,901,954
AQR International Equity Fund	$174,562	$860,110,228
AQR Momentum Fund	$ 4,163	$917,607,262
AQR Small Cap Momentum Fund	$ 3,405	$233,409,404
AQR International Momentum Fund	$ 51,299	$389,200,208
AQR Tax-Managed Momentum Fund	$ 166	$ 50,562,837
AQR Tax-Managed Small Cap Momentum Fund	$ 91	$ 9,879,285
AQR Tax-Managed International Momentum Fund	$ 2,908	$ 32,705,795
AQR U.S. Defensive Equity Fund	$ 704	$248,458,132
AQR International Defensive Equity Fund	$ 2,695	$ 37,811,078
AQR Emerging Defensive Equity Fund	$ 14,861	$ 70,406,548
AQR Core Equity Fund[1]	$ 173	$ 55,906,517
AQR Small Cap Core Equity Fund[1]	$ 63	$ 6,517,548
AQR International Core Equity Fund [1]	$ 4,696	$ 49,394,649

1 For the period March 26, 2013 through September 30, 2013.
The dollar increase in brokerage commissions for the AQR Tax-Managed Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR U.S. Defensive Equity Fund and AQR Emerging Defensive Equity Fund from 2012 to 2013 was primarily the result of significant increased positive cash flows into the Funds, which resulted in increased trading activity. However, brokerage commissions per dollar traded have remained the same or decreased.
There were no brokerage commissions paid to any affiliated brokers or dealers of the Adviser during the fiscal period of January 1, 2013 to September 30, 2013.
The value of the AQR Core Equity Fund’s aggregate holdings of the securities of its regular brokers or dealers as of September 30, 2013 (as defined in Rule 10b-1 under the Investment Company Act) if any portion of such holdings were purchased during the fiscal period of March 26, 2013 to September 30, 2013 are as follows:

Regular Broker-Dealer	Debt (D)/Equity (E)	Aggregate Holdings (000’s)
Bank of America Securities LLC	E	$449
BNY Convergex Execution Solutions LLC	E	$112
Goldman Sachs & Co.	E	$204
J.P. Morgan Chase & Co.	E	$549
Morgan Stanley	E	$166

The value of the AQR International Core Equity Fund’s aggregate holdings of the securities of its regular brokers or dealers as of September 30, 2013 (as defined in Rule 10b-1 under the Investment Company Act) if any portion of such holdings were purchased during the fiscal period of March 26, 2013 to September 30, 2013 are as follows:

Regular Broker-Dealer	Debt (D)/Equity (E)	Aggregate Holdings (000’s)
Barclays Capital, Inc.	E	$75
The value of the AQR Momentum Fund’s aggregate holdings of the securities of its regular brokers or dealers as of September 30, 2013 (as defined in Rule 10b-1 under the Investment Company Act) if any portion of such holdings were purchased during the fiscal period of January 1, 2013 to September 30, 2013 are as follows:

Regular Broker-Dealer	Debt (D)/Equity (E)	Aggregate Holdings (000’s)
Bank of America Securities LLC	E	$18,721
BNY Convergex Execution Solutions LLC	E	$ 1,247
Goldman Sachs & Co.	E	$10,236
J.P. Morgan Chase & Co.	E	$17,311
Morgan Stanley	E	$ 8,942
The value of the AQR International Momentum Fund’s aggregate holdings of the securities of its regular brokers or dealers as of September 30, 2013 (as defined in Rule 10b-1 under the Investment Company Act) if any portion of such holdings were purchased during the fiscal period of January 1, 2013 to September 30, 2013 are as follows:

Regular Broker-Dealer	Debt (D)/Equity (E)	Aggregate Holdings (000’s)
Barclays Capital, Inc.	E	$1,230
The value of the AQR Tax-Managed Momentum Fund’s aggregate holdings of the securities of its regular brokers or dealers as of September 30, 2013 (as defined in Rule 10b-1 under the Investment Company Act) if any portion of such holdings were purchased during the fiscal period of January 1, 2013 to September 30, 2013 are as follows:

Regular Broker-Dealer	Debt (D)/Equity (E)	Aggregate Holdings (000’s)
Bank of America Securities LLC	E	$544
Goldman Sachs & Co.	E	$295
J.P. Morgan Chase & Co.	E	$612
Morgan Stanley	E	$241
The value of the AQR Tax-Managed International Momentum Fund’s aggregate holdings of the securities of its regular brokers or dealers as of September 30, 2013 (as defined in Rule 10b-1 under the Investment Company Act) if any portion of such holdings were purchased during the fiscal period of January 1, 2013 to September 30, 2013 are as follows:

Regular Broker-Dealer	Debt (D)/Equity (E)	Aggregate Holdings (000’s)
Barclays Capital, Inc.	E	$58
Deutsche Bank AG	E	$ 3

The value of the AQR International Defensive Equity Fund’s aggregate holdings of the securities of its regular brokers or dealers as of September 30, 2013 (as defined in Rule 10b-1 under the Investment Company Act) if any portion of such holdings were purchased during the fiscal period of January 1, 2013 to September 30, 2013 are as follows:

Regular Broker-Dealer	Debt (D)/Equity (E)	Aggregate Holdings (000’s)
Canadian Imperial Bank of Commerce	E	$158
The value of the AQR Emerging Defensive Equity Fund’s aggregate holdings of the securities of its regular brokers or dealers as of September 30, 2013 (as defined in Rule 10b-1 under the Investment Company Act) if any portion of such holdings were purchased during the fiscal period January 1, 2013 to September 30, 2013 are as follows:

Regular Broker-Dealer	Debt (D)/Equity (E)	Aggregate Holdings (000’s)
Barclays Capital, Inc.	E	$31
The value of the AQR Global Equity Fund’s aggregate holdings of the securities of its regular brokers or dealers as of September 30, 2013 (as defined in Rule 10b-1 under the Investment Company Act) if any portion of such holdings were purchased during the fiscal period of January 1, 2013 to September 30, 2013 are as follows:

Regular Broker-Dealer	Debt (D)/Equity (E)	Aggregate Holdings (000’s)
Bank of America Securities LLC	E	$1,492
Barclays Capital, Inc.	E	$ 769
Canadian Imperial Bank of Commerce	E	$ 255
Goldman Sachs & Co.	E	$1,661
J.P. Morgan Chase & Co.	E	$2,175
The value of the AQR International Equity Fund’s aggregate holdings of the securities of its regular brokers or dealers as of September 30, 2013 (as defined in Rule 10b-1 under the Investment Company Act) if any portion of such holdings were purchased during the fiscal period of January 1, 2013 to September 30, 2013 are as follows:

Regular Broker-Dealer	Debt (D)/Equity (E)	Aggregate Holdings (000’s)
Barclays Capital, Inc.	E	$7,585

Organization of the Trust and
A Description of the Shares

The Trust was established on September 4, 2008 as a Delaware statutory trust and is authorized to issue an unlimited number of par shares of beneficial interest which may be issued in any number of series and classes. The Trust currently has thirty-four series. The AQR Global Equity Fund and AQR International Equity Fund offer Class I, N, Y and R6 Shares. The AQR U.S. Defensive Equity Fund, AQR International Defensive Equity Fund and the AQR Emerging Defensive Equity Fund offer Class I and N Shares. The AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund offer Class L and Class N Shares. All shares of each Fund have equal voting rights and each shareholder is entitled to one vote for each full share held and fractional votes for fractional shares held and will vote on the election of Trustees and any other matter submitted to a shareholder vote. The Trust is not required, and does not intend, to hold annual meetings of shareholders. The Trust will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new investment advisory agreement or to change the fundamental investment policies) or by the Declaration of Trust. A meeting of shareholders shall, however, be called by the Secretary upon the written request of the holders of not less than 10% of the outstanding shares of a Fund. The Fund will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting. Shares of each Fund will, when issued, be fully paid and non-assessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by the relevant Fund and in the net assets of such Fund on liquidation or dissolution after satisfaction of outstanding liabilities.
As of the date of this SAI, AQR Investment Fund, LLC (“Investment Fund”), an affiliate of the Adviser, holds an amount in the AQR Small Cap Core Equity Fund (the “Subject Fund”) in excess of 25% of the Subject Fund’s outstanding voting securities. As a result, Investment Fund is deemed to be a controlling person of the Subject Fund and should an item be presented for shareholder consideration, which is not currently contemplated, Investment Fund could determine the outcome of the vote for the Subject Fund. Investment Fund may decide to redeem its investment once third-party assets invested in the Subject Fund reach a level whereby, in the judgment of the Adviser, portfolio management of the Subject Fund would not be negatively impacted by the redemption. Investment Fund’s address is: c/o AQR Capital Management, LLC, Two Greenwich Plaza, Greenwich, CT 06830.
The following is a list of shareholders of each Fund who owned (beneficially or of record) 5% or more of a class of a Fund’s shares as of December 31, 2013.

Name and Address	Percentage Ownership
AQR Core Equity Fund—Class L
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	59.88%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	25.44%
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	6.64%

Name and Address	Percentage Ownership
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	5.72%
AQR Core Equity Fund—Class N
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	60.69%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	24.70%
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	8.83%
AQR Small Cap Core Equity Fund—Class L
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	45.13%
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	26.16%
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	20.02%
AQR Small Cap Core Equity Fund—Class N
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	58.39%
AQR Investment Fund LLC Two Greenwich Plaza Greenwich, CT 06830-6353	31.42%
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	5.18%
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	5.00%

Name and Address	Percentage Ownership
AQR International Core Equity Fund—Class L
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	46.48%
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	36.47%
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	10.92%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	5.08%
AQR International Core Equity Fund—Class N
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	44.35%
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	32.32%
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	14.86%
AQR Investment Fund LLC Two Greenwich Plaza Greenwich, CT 06830-6353	7.57%
AQR Momentum Fund—Class L
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	29.26%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	25.53%
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	24.80%

Name and Address	Percentage Ownership
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	14.42%
AQR Momentum Fund—Class N
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	98.27%
AQR Small Cap Momentum Fund—Class L
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	33.75%
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	32.05%
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	18.91%
AQR Small Cap Momentum Fund—Class N
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	50.59%
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	44.32%
AQR International Momentum Fund—Class L
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	42.44%
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	38.50%
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	14.10%

Name and Address	Percentage Ownership
AQR International Momentum Fund—Class N
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	99.52%
AQR Tax-Managed Momentum Fund—Class L
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	71.02%
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	20.77%
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	7.73%
AQR Tax-Managed Momentum Fund—Class N
AQR Investment Fund LLC Two Greenwich Plaza Greenwich, CT 06830-6353	100%
AQR Tax-Managed Small Cap Momentum Fund—Class L
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	61.86%
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	25.87%
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	10.58%
AQR Tax-Managed Small Cap Momentum Fund—Class N
AQR Investment Fund LLC Two Greenwich Plaza Greenwich, CT 06830-6353	100%
AQR Tax-Managed International Momentum Fund—Class L
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	73.69%

Name and Address	Percentage Ownership
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	21.44%
AQR Tax-Managed International Momentum Fund—Class N
AQR Investment Fund LLC Two Greenwich Plaza Greenwich, CT 06830-6353	100%
AQR U.S. Defensive Equity Fund—Class I
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	65.71%
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	17.67%
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	11.47%
AQR U.S. Defensive Equity Fund—Class N
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	90.66%
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	7.49%
AQR International Defensive Equity Fund—Class I
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	76.67%
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	18.63%
AQR International Defensive Equity Fund—Class N
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	77.57%

Name and Address	Percentage Ownership
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	20.86%
AQR Emerging Defensive Equity Fund—Class I
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	65.57%
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	16.76%
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	12.78%
AQR Emerging Defensive Equity Fund—Class N
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	77.36%
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	21.84%
AQR Global Equity Fund—Class I
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	44.75%
Swegle Trust 220 Artist Road, Unit B Santa Fe, NM 87501-1910	21.02%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	13.03%
Lars Nielsen Two Greenwich Plaza Greenwich, CT 06830-6353	7.43%
AQR Global Equity Fund—Class N
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	47.05%

Name and Address	Percentage Ownership
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	18.73%
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	14.00%
TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103-2226	5.47%
AQR Global Equity Fund—Class Y
Trustees of CSC Computer Sciences Royal Pavilion, Wellesley Road Aldershot, Hampshire GU11 1PZ England	56.48%
Southern California Edison Company Retirement Plan Trustees 2244 Walnut Grove Ave. Rosemead, CA 91770-3714	40.12%
AQR International Equity Fund—Class I
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	36.66%
National Financial Services LLC 200 Liberty Street One World Financial Center New York, NY 10281-1003	21.15%
Dingle & Co. PO Box 75000 M/C #3446 Detroit, MI 48226	10.62%
ING National Trust One Orange Way Windsor, CT 06095-4773	8.37%
Fifth Third Bank as Trustee Department 3385 5001 Kingsley Drive Cincinnati, OH 45227-1114	5.20%
AQR International Equity Fund—Class N
BNYM IS Trust Co. 760 Moore Road King of Prussia, PA 19406-1212	87.71%

Name and Address	Percentage Ownership
First Clearing, LLC 2801 Market Street St. Louis, MO 63103-2523	7.10%
AQR International Equity Fund—Class Y
Northern Trust as Trustee 801South Canal Chicago, IL 60675-0001	49.69%
USBank NA PO Box 1787 Milwaukee, WI 53201-1787	23.58%
Sonoco Pension Plan 1 North Second Street Hartsville, SC 29550-3300	11.92%
Capinco c/o USBank NA PO Box 1787 Milwaukee, WI 53201-1787	5.91%
Sauer-Danfoss Consolidated Retirement Trust 2800 East 13th Street Ames, IA 50010-8600	5.61%

Taxation
Taxation of the Funds
Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income) and gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of that Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of that Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in (1) the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or (2) the securities (other than securities of other regulated investment companies) of two or more issuers of which a Fund holds 20% or more of the voting stock in the same or similar or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, income inclusions from wholly-owned subsidiaries and net short-term capital gains in excess of net long-term capital losses) each taxable year.

A Fund may be able to cure a failure to derive 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of assets. If, in any taxable year, a Fund fails one of these tests and does not timely cure the failure, that Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by such Fund in computing its taxable income.
The U.S. Treasury is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.
Certain of a Fund’s investments in master limited partnerships (“MLPs”) may be considered qualified publicly traded partnerships and, therefore, the extent to which a Fund may invest in MLPs is limited by that Fund’s intention to qualify as a regulated investment company under the Code. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Fund investments in partnerships, including in qualified publicly traded partnerships, may result in a Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.
For a Fund with a non-U.S. subsidiary, any annual net profit of the subsidiary will be recognized as ordinary income by the Fund, but any net annual loss of the subsidiary will not be recognized and will not carry forward.

Net capital loss carryovers, if any, may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero. Pre-2011 loss carryovers expire after eight years. In the event that a Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryovers and other favorable tax attributes of the Fund, if any, may be limited.

As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on their investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that they distribute to shareholders. The Funds intend to distribute to their shareholders, at least annually, substantially all of their investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed or taxed to the Fund during those years. A distribution will be treated as paid December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by such Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund currently intends to make its distributions in accordance with the calendar year distribution requirement.
Distributions
Dividends paid out of a Fund’s investment company taxable income (including net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. If a portion of a Fund’s income consists of dividends paid by corporations, a portion of the dividends paid by such Fund may be eligible for the dividends-received deduction for corporations and the long-term capital gain rates on qualified dividends for individuals, provided that the Fund and shareholders satisfy applicable holding period requirements. Distributions of net capital gains, if any, reported as capital gain dividends are taxable as long-term capital gains (the excess of net long-term capital gains over net short-term capital losses), regardless of how long the shareholder has held the relevant Fund’s shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the relevant Fund on the reinvestment date. Long-term capital gains and qualified dividend income are generally eligible for taxation at a maximum rate of 15% for noncorporate shareholders with incomes below approximately $400,000 ($450,000 if married filing jointly), amounts indexed annually for inflation, and 20% for individuals with any income above these amounts that is long-term capital gain or qualified dividend income.
If an individual receives a regular dividend qualifying for the long-term capital gain rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares. Any distributions received in the form of additional shares will be taxed as if received in cash.
Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon timely filing of appropriate returns or claims for refund with the IRS.

A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital, which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (i) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (ii) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, interest, dividends, and net gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Sale of Shares
The exchange of shares of a Fund for shares of another class of the same Fund is not considered a taxable event and should not result in capital gain or loss.
Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares of a Fund held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. Individual taxpayers may generally offset capital losses against capital gains and also against up to $3,000 of ordinary income, with any excess carried over to future years. Corporations may generally offset capital losses against capital gains and the excess may be carried to certain other years.

If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

If a shareholder has different bases for different shares of a Fund in the same account, that Fund will by default report the basis of the shares sold or exchanged using the average basis method, under which the basis per share is the average of the bases of all the shareholder’s shares in the account. A shareholder may instruct a Fund to use another method of basis calculation. Shareholders who hold shares through a service agent should contact the service agent for information regarding the service agent’s default method for calculating basis and procedures for electing to use an alternative method.
The 3.8% Medicare contribution tax (discussed above) applies to gains from the sale or exchange of Fund shares.
Original Issue Discount Securities
Investments by a Fund in zero coupon or other discount securities will result in income to such Fund equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though such Fund receives no cash interest payments. This income is included in determining the amount of income which that Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. In addition, if a Fund invests in certain high yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from such Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so reported by that Fund in a written notice to shareholders.
Market Discount Bonds
Gains derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by such Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless such Fund elects to include the market discount in income as it accrues.

Futures, Options and Hedging Transactions
The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to a Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium it received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring such Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.
Certain U.S. exchange-traded options, futures contracts and certain forward currency contracts in which the Funds may invest are “section 1256 contracts.” Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund or a wholly-owned subsidiary of a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.
Generally, the hedging transactions undertaken by the Funds may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.
The Funds may make one or more of the elections available under the Code, which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.
Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.
Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the close of the taxable year, if certain conditions are met.

Currency Fluctuations –“Section 988” Gains or Losses
Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in foreign currency and the time such Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures and foreign currency contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income. A Fund may elect to treat certain foreign currency gains/losses as capital gain or loss rather than as ordinary gain or loss.

Short Sales
Unless certain constructive sale rules (discussed more fully above) apply, a Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. All or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which a Fund held the security used to close the short sale. In addition, a Fund’s holding period for any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. In many cases, as described more fully under “Futures, Options and Hedging Transactions” above, a Fund is required to recognize gain (but not loss) upon entering into a short sale with respect to an appreciated security that such Fund owns, as though such Fund constructively sold the security at the time of entering into the short sale. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.
Swaps
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

Post-October Loss Deferral

In certain situations, a Fund may, for a taxable year, defer all or a portion of its net capital loss realized after October and its late-year ordinary loss (defined as the excess of post-October foreign currency and PFIC losses and other post-December ordinary losses over post-October foreign currency and PFIC gains and other post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Passive Foreign Investment Companies
If a Fund invests in stock of certain passive foreign investment companies, such Fund may be subject to U.S. federal income taxation on a portion of any “excess distribution” with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of such Fund’s holding period for the stock. The distribution or gain so allocated to any taxable year of a Fund, other than the taxable year of the excess distribution or disposition, would be taxed to such Fund at the highest ordinary income tax rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company’s stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in such Fund’s investment company taxable income and, accordingly, would not be taxable to that Fund to the extent distributed by such Fund as a dividend to its shareholders.
A Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the passive foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in a Fund’s investment company taxable income and net capital gain which, to the extent distributed by such Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to that Fund. In order to make this election, such Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. Alternatively, a Fund may be able to elect to mark to market its passive foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each tax year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net marked-to-market gains reported in prior years.
Foreign Withholding Taxes
Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the Fund’s taxable year if the foreign taxes paid by the Fund will “pass-through” for that year.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to the Fund’s shareholders. With respect to such Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Various other limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular U.S. federal tax and/or alternative minimum tax.
Backup Withholding
A Fund may be required to withhold U.S. federal income tax, at the rate of 28% of all taxable distributions payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Foreign Shareholders
U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (“foreign shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.
Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income and short-term capital gains will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder), which tax is generally withheld from such distributions.
Distributions of long-term capital gains and any amounts retained by a Fund which are reported as undistributed long-term capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax at a rate of 30% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See “Backup Withholding,” above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of a Fund and the five year period ending on the date of the disposition of those shares, such Fund was a “U.S. real property holding corporation” and the foreign shareholder held more than 5% of the shares of that Fund, in which event the gain would be taxed in the same manner as for a U.S. shareholder, as discussed above, and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder’s U.S. income tax liability on such disposition. A corporation is a “U.S. real property holding corporation” if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of a Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations and certain participating debt securities.

A 30% withholding tax will be imposed on U.S.-source dividends, interest and other income items paid after June 30, 2014, and proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2016, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply. Shareholders should consult their own tax advisers regarding the possible implications of these requirements on their own investment in the Fund.

For taxable years beginning before January 1, 2014, properly reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which a Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over a Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Provided that 50% or more of the value of a Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2013, in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.
Income Effectively Connected. If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by a Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of a Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.
The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to U.S. estate tax.

Other Taxation
Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Counsel and Independent Registered Public Accounting Firm
Legal matters in connection with the issuance of the shares of each Fund offered hereby will be passed on by Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, has been appointed as the independent registered public accounting firm for the Funds. The audited financial statements and notes thereto in the Funds’ Annual Report to Shareholders for the fiscal period of January 1, 2013 to September 30, 2013 (the “2013 Annual Report”) are incorporated in this SAI by reference. No other parts of the 2013 Annual Report are incorporated by reference herein. The financial statements included in the 2013 Annual Report have been audited by PricewaterhouseCoopers LLP. The report of PricewaterhouseCoopers LLP is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such report given upon PricewaterhouseCoopers LLP’s authority as experts in accounting and auditing.

Registration Statement
The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not be lawfully made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

Appendix A

Appendix A—proxy voting policies and procedures

Proxy Voting Policies and Procedures
1. General
Investment Advisers Act of 1940 Rule 206(4)-6 imposes a number of requirements on investment advisers that have voting authority with respect to securities held in their clients’ accounts. The SEC states that the duty of care requires an adviser with proxy voting authority to monitor corporate actions and to vote the proxies. To satisfy its duty of loyalty, an adviser must cast the proxy votes in a manner consistent with the best interests of its clients, and must never put the adviser’s own interests above those of its clients.
These written policies and procedures are designed to reasonably ensure that AQR votes proxies in the best interest of clients over whom AQR has voting authority; and describes how AQR addresses material conflicts between its interests and those of its clients with respect to proxy voting.
2. Proxy Guidelines
Generally, AQR will vote based upon the recommendations of ISS Governance Services (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. AQR has adopted the Proxy Voting Guidelines employed by ISS to vote proxies. Although ISS’ analyses are reviewed and considered in making a final voting decision, AQR will make the ultimate decision. As a matter of policy, the employees, officers, or principals of AQR will not be influenced by outside sources whose interests conflict with the interests of its Clients.
In addition, unless prior approval is obtained from AQR’s CCO the following must be adhered to:
(a)	AQR shall not engage in conduct that involves an attempt to change or influence the control of a public company. In addition, all communications regarding proxy issues or corporate actions between companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AQR’s concerns for its advisory clients’ interests and not for an attempt to influence or control management.
(b)	AQR will not announce its voting intentions and the reasons therefore.
(c)	AQR shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.
AQR has the responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. Therefore, AQR will attempt to process every vote it receives for all domestic and foreign proxies. However, there may be situations in which AQR cannot vote proxies. For example:
•	If the cost of voting a proxy outweighs the benefit of voting, AQR may refrain from processing that vote.
•	AQR may not be given enough time to process the vote. For example ISS through no fault of its own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda.
•	If AQR has outstanding sell orders or intends to sell, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although AQR may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, AQR ultimately may decide not to vote those shares.
•	AQR will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions.

AQR may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. AQR may also enter an “abstain” vote on the election of certain directors from time to time based on individual situations, particularly where AQR is not in favor of electing a director and there is no provision for voting against such director.
If an AQR portfolio manager determines that the interests of clients are best served by voting differently from the ISS recommended vote, approval must be obtained from the CCO or designee. AQR will adhere to the Conflict of Interest (below) section of this policy in all instances where the recommended vote is not taken.
AQR will periodically review the outside party’s voting standards and guidelines to make certain that proxy issues are voted in accordance with the adopted proxy voting guidelines and the avoidance of conflicts of interest.
3. Proxy Procedures
AQR has engaged ISS to assist in the administrative aspects for the voting of proxies. ISS is responsible for coordinating with Clients’ custodians to ensure that all proxy materials received by the custodians relating to the Clients’ portfolio securities are processed in a timely fashion. To the extent applicable, ISS votes all proxies in accordance with its own proxy voting guidelines (please see Proxy Guidelines above), which have been reviewed and adopted by AQR. The CCO shall supervise the proxy voting process.
Upon request, AQR will furnish a copy of the policies and procedures to the requesting client and information on how the client’s proxies were voted.
4. Conflicts of Interest
Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if AQR has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the CCO and otherwise remove him or herself from the proxy voting process. The CCO will review each item referred to by AQR’s investment professionals to determine if a conflict of interest exists and will draft a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside AQR (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

Part C
Other Information
Item 28.
Exhibits

(a)	(1)	Certificate of Trust as field with the State of Delaware on September 4, 2008.[1]
	(2)	(i)	Declaration of Trust dated as of September 4, 2008.[1]
		(ii)	Amended Schedule A to the Declaration of Trust.[6]
		(iii)	Amended Schedule A to the Declaration of Trust.[8]
		(iv)	Amended Schedule A to the Declaration of Trust.[11]
		(v)	Amended Schedule A to the Declaration of Trust[15]
		(vi)	Amended Schedule A to the Declaration of Trust[16]
		(vii)	Amended Schedule A to the Declaration of Trust[18]
		(viii)	Amended Schedule A to the Declaration of Trust[19]
		(ix)	Amended Schedule A to the Declaration of Trust[20]
		(x)	Amended Schedule A to the Declaration of Trust[21]
		(xi)	Amended Schedule A to the Declaration of Trust*
(b)	Bylaws of the Registrant.[1]
(c)	The Trust does not issue Certificates. See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws.[1] See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of the Registrant.[1]
(d)	(1)	(i)	Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[2]
		(ii)	Amendment to the Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[4]
		(iii)	Second Amendment to the Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[6]
		(iv)	Third Amendment to the Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[8]
		(v)	Fourth Amendment to the Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[8]
		(vi)	Investment Management Agreement between Registrant and AQR Capital Management, LLC.[8]
		(vii)	Amendment to the Investment Management Agreement between Registrant and AQR Capital Management, LLC.[11]
		(viii)	Fifth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[13]
		(ix)	Sixth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[15]
		(x)	Seventh Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[16]
		(xi)	Eighth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[18]
		(xii)	Second Amendment to Investment Management Agreement between Registrant and AQR Capital Management, LLC[20]
		(xiii)	Third Amendment to Investment Management Agreement between Registrant and AQR Capital Management, LLC[21]
		(xiv)	Ninth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC*
	(2)	(i)	Investment Sub-Advisory Agreement among the Registrant, AQR Capital Management, LLC and CNH Partners, LLC.[2]
		(ii)	Amended Investment Sub-Advisory Agreement among Registrant, AQR Capital Management, LLC and CNH Partners, LLC.[8]
	(3)	(i)	Investment Sub-Advisory Agreement among Registrant, AQR Capital Management, LLC and CNH Partners, LLC.[11]
(e)	(1)	Distribution Agreement.[2]
	(2)	Amendment to Distribution Agreement.[4]

	(3)	Second Amendment to Distribution Agreement.[6]
	(4)	Third Amendment to Distribution Agreement.[8]
	(5)	Fourth Amendment to Distribution Agreement.[11]
	(6)	Distribution Agreement. [13]
	(7)	First Amendment to Distribution Agreement.[13]
	(8)	Second Amendment to Distribution Agreement[15]
	(9)	Third Amendment to Distribution Agreement[16]
	(10)	Fourth Amendment to Distribution Agreement[18]
	(11)	Fifth Amendment to Distribution Agreement[18]
	(12)	Sixth Amendment to Distribution Agreement[20]
	(13)	Seventh Amendment to Distribution Agreement[21]
(f)	Not Applicable
(g)	(1)	(i)	Custody Agreement between AQR Funds and The Bank of New York Mellon.[2]
		(ii)	Amendment to Custody Agreement between AQR Funds and The Bank of New York Mellon.[4]
		(iii)	Second Amendment to Custody Agreement between AQR Funds and The Bank of New York Mellon.[6]
		(iv)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[8]
		(v)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[11]
		(vi)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[11]
		(vii)	Second Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[13]
		(viii)	Third Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[15]
		(ix)	Fourth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A16
		(x)	Fifth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A. [18]
		(xi)	Sixth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[20]
		(xii)	Seventh Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[21]
		(xiii)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[21]
	(2)	(i)	Foreign Custody Manager Agreement between AQR Funds and The Bank of New York Mellon.[2]

		(ii)	Amendment to Foreign Custody Manager Agreement between AQR Funds and The Bank of New York Mellon.[4]
		(iii)	Second Amendment to Foreign Custody Manager Agreement between AQR Funds and The Bank of New York Mellon .[6]
	(3)	(i)	Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[22]
(h)	(1)	(i)	Fund Administration and Accounting Agreement between AQR Funds and The Bank of New York Mellon.[2]
		(ii)	Amendment to Fund Administration and Accounting Agreement between AQR Funds and The Bank of New York Mellon.[4]
		(iii)	Second Amendment to Fund Administration and Accounting Agreement between AQR Funds and The Bank of New York Mellon.[6]
		(iv)	Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[8]
		(v)	Amendment to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[10]
		(vi)	Amendment Two to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[11]
		(vii)	Amendment Three to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. [13]
		(viii)	Amendment Four to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[15]
		(ix)	Amendment Five to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[16]
		(x)	Amendment Six to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. [18]
		(xi)	Amendment Seven to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. [20]
		(xii)	Amendment Eight to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co. [21]
	(2)	(i)	Transfer Agency and Service Agreement.[2]
		(ii)	Amendment to Transfer Agency and Service Agreement.[4]
		(iii)	Second Amendment to Transfer Agency and Service Agreement.[6]
		(iv)	Third Amendment to Transfer Agency and Service Agreement.[8]
		(v)	Fourth Amendment to Transfer Agency and Service Agreement.[11]
		(vi)	Fifth Amendment to Transfer Agency and Service Agreement.[13]
		(vii)	Sixth Amendment to Transfer Agency and Service Agreement[15]
		(viii)	Seventh Amendment to Transfer Agency and Service Agreement[16]
		(ix)	Eighth Amendment to Transfer Agency and Service Agreement[18]
		(x)	Ninth Amendment to Transfer Agency and Service Agreement[18]
		(xi)	Tenth Amendment to Transfer Agency and Service Agreement[20]
		(xii)	Eleventh Amendment to Transfer Agency and Service Agreement[21]
	(3)	(i)	Shareholder Services Agreement with respect to Class I, N, and Y shares.[2]
		(ii)	Shareholder Services Agreement with respect to Class L shares.[4]
		(iii)	Amendment to Shareholder Services Agreement with respect to Class I, N and Y Shares.[8]
		(iv)	Second Amendment to Shareholder Services Agreement with respect to Class I, N and Y Shares.[8]
		(v)	Amendment to Shareholder Services Agreement with respect to Class L Shares[13]
		(vi)	Third Amendment to Shareholder Services Agreement with respect to Class I, N, and Y Shares.[15]
		(vii)	Fourth Amendment to Shareholder Services Agreement with respect to Class I, N, and Y Shares[16]
		(viii)	Second Amendment to Shareholder Services Agreement with respect to Class L Shares[17]
		(ix)	Third Amendment to Shareholder Services Agreement with respect to Class L Shares[18]
		(x)	Fifth Amendment to Shareholder Services Agreement with respect to Class I, N, and Y Shares[23]

		(xi)	Sixth Amendment to Shareholder Services Agreement with respect to Class I, N, and Y Shares*
	(4)	(i)	Transfer Agency Interactive Client Services Agreement.[4]
		(ii)	Amendment to Transfer Agency Interactive Client Services Agreement.[4]
		(iii)	Second Amendment to Transfer Agency Interactive Client Services Agreement.[6]
		(iv)	Third Amendment to Transfer Agency Interactive Client Services Agreement. [8]
		(v)	Fourth Amendment to Transfer Agency Interactive Client Services Agreement.[11]
		(vi)	Fifth Amendment to Transfer Agency Interactive Client Services Agreement.[13]
		(vii)	Sixth Amendment to Transfer Agency Interactive Client Services Agreement[15]
		(viii)	Seventh Amendment to Transfer Agency Interactive Client Services Agreement[16]
		(ix)	Eighth Amendment to Transfer Agency Interactive Client Services Agreement[18]
		(x)	Ninth Amendment to Transfer Agency Interactive Client Services Agreement[18]
		(xi)	Tenth Amendment to Transfer Agency Interactive Client Services Agreement[20]
		(xii)	Eleventh Amendment to Transfer Agency Interactive Client Services Agreement[21]
	(5)	(i)	Fee Waiver and Expense Reimbursement Agreement.[2]
		(ii)	Amendment to Fee Waiver and Expense Reimbursement Agreement.[4]
		(iii)	Second Amendment to Fee Waiver and Expense Reimbursement Agreement.[6]
		(iv)	Third Amendment to Fee Waiver and Expense Reimbursement Agreement.[8]
		(v)	Fourth Amendment to Fee Waiver and Expense Reimbursement Agreement.[8]
		(vi)	Fifth Amendment to Fee Waiver and Expense Reimbursement Agreement.[9]
		(vii)	Amended and Restated Fee Waiver and Expense Reimbursement Agreement.[11]
		(viii)	First Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement.[13]
		(ix)	Second Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement. [14]
		(x)	Third Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[15]
		(xi)	Fourth Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[16]
		(xii)	Fifth Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[18]
		(xiii)	Sixth Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[20]
		(xiv)	Seventh Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[21]
		(xv)	Eighth Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[23]
(i)	(1)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Global Equity Fund, AQR International Equity Fund and AQR Diversified Arbitrage Fund.[2]
	(2)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Momentum Fund, AQR Small Cap Momentum Fund and AQR International Momentum Fund.[5]
	(3)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Managed Futures Strategy Fund.[6]
	(4)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Risk Parity Fund.[8]
	(5)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Multi-Strategy Alternative Fund.[11]
	(6)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund.[13]

	(7)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR U.S. Defensive Equity Fund, AQR International Defensive Equity Fund, AQR Emerging Defensive Equity Fund, AQR Risk-Balanced Commodities Strategy Fund, and AQR Risk-Balanced Commodities Strategy LV Fund[15]
	(8)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Risk Parity II MV Fund and AQR Risk Parity II HV Fund[16]
	(9)	Opinion and Consent of Counsel with respect to the legality of Class N shares being issued of the AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund[17]
	(10)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund[18]
	(11)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Long-Short Equity Fund and AQR Managed Futures Strategy HV Fund[20]
	(12)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Style Premia Alternative Fund[21]
	(13)	Opinion and Consent of Counsel with respect to the legality of Class R6 shares being issued of the AQR Global Equity Fund and the AQR International Equity Fund[23]
(j)	Consent of Independent Registered Public Accounting Firm.*
(k)	Not Applicable.
(l)	Initial Capital Agreement.[2]
(m)	Plan of Distribution.[6]
(n)	(i) Third Amended and Restated Multiple Class Plan.[8]
(ii) Fourth Amended and Restated Multiple Class Plan.[11]
(iii) Fifth Amended and Restated Multiple Class Plan.[13]
(iv) Sixth Amended and Restated Multiple Class Plan[15]
(v) Seventh Amended and Restated Multiple Class Plan[16]
(vi) Eighth Amended and Restated Multiple Class Plan[18]
(vii) Ninth Amended and Restated Multiple Class Plan[20]
(viii) Tenth Amended and Restated Multiple Class Plan[21]
(ix) Eleventh Amended and Restated Multiple Class Plan[22]
(o)	Reserved.
(p)	(1)	Code of Ethics of AQR Funds.[2]
	(2)	Code of Ethics of AQR Capital Management, LLC and CNH Partners, LLC.[2]
	(3)	Code of Ethics of ALPS Distributor, Inc.[2]
Other Exhibit: Powers of Attorney of Timothy K. Armour, Steven Grenadier and L. Joe Moravy.[3]
Power of Attorney of David G. Kabiller[7]
Power of Attorney of William Atwell, Gregg Behrens and Brian Posner[12]

[1]	Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-153445, filed September 11, 2008.
[2]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 17, 2008.
[3]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 5, 2009.
[4]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 19, 2009.
[5]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 9, 2009.
[6]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 28, 2009.
[7]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 28, 2010.
[8]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 28, 2010.
[9]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 25, 2011.
[10]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 3, 2011.

[11]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 15, 2011.
[12]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed November 2, 2011.
[13]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 13, 2012.
[14]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 27, 2012.
[15]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 25, 2012.
[16]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 26, 2012.
[17]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed November 26, 2012.
[18]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 12, 2013.

[19]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 30, 2013.
[20]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 20, 2013.
[21]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 19, 2013.
[22]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 31, 2013.
[23]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 27, 2013.

*	Filed herewith.
Item 29.	Persons Controlled by or Under Common Control with the Fund

The AQR Managed Futures Strategy Fund wholly owns and controls the AQR Managed Futures Strategy Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Managed Futures Strategy HV Fund will wholly own and control the AQR Managed Futures Strategy HV Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Risk Parity Fund wholly owns and controls the AQR Risk Parity Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Multi-Strategy Alternative Fund wholly owns and controls the AQR Multi-Strategy Alternative Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Risk-Balanced Commodities Strategy Fund wholly owns and controls the AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Risk Parity II MV Fund wholly owns and controls the AQR Risk Parity II MV Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Risk Parity II HV Fund wholly owns and controls the AQR Risk Parity II HV Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Style Premia Alternative Fund wholly owns and controls the AQR Style Premia Alternative Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company.

Item 30.	Indemnification
Article VII, Section 2 of the Declaration of Trust provides as follows:
A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Board of Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.
Article VII, Section 3 of the Declaration of Trust provides as follows:
(a)	For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.
(b)	Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By- Laws:
(i)	every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;
(ii)	every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;
(iii)	every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;
(c)	Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.
(d)	No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.
(e)	The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.
(f)	Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.
Article VII, Section 1 of the By-Laws provides as follows:
With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided hereunder or pursuant to the Declaration of Trust to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:
(i)	by the court or other body before which the Proceeding was brought;
(ii)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
Item 31.	Business and Other Connections of the Investment Adviser
The Registrant’s investment adviser, AQR Capital Management, LLC (“Adviser”) is a Delaware limited liability company that serves as investment adviser to the AQR Funds and provides investment supervisory services. Adviser is a Delaware limited liability company. Additional information as to Adviser and its management is included in Adviser’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-55543), which is incorporated herein by reference and sets forth the officers and members of Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by Adviser and such officers and directors during the past two years. In addition, H.J. Willcox, Chief Compliance Officer of the Adviser, served as Global Head of Compliance and Counsel of KKR & Co., L.P., from June 2008 through August 2013. The Registrant’s sub-adviser, CNH Partners, LLC (“Sub-Adviser”) is a Delaware limited liability company that serves as investment sub-adviser to AQR Funds with respect to AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund. Additional information as to Sub-Adviser and the management of Sub-Adviser is included in Sub-Advisers Form ADV filed with the SEC (File No. 801-60678), which is incorporated herein by reference and sets forth the officers and members of Sub-Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by Sub-Adviser and such officers and members during the past two years.

Item 32.	Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS Series Trust, Arbitrage Funds, BBH Trust, Bennett Group of Funds, BLDRS Index Funds Trust, BPV Family of Funds, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, DBX ETF Trust, db-X Exchange-Traded Funds Inc., Drexel Hamilton Investment Partners LLC, EGA Emerging Global Shares Trust, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S& P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, Trust for Professional Managers, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Gary Ross	Vice President, Director of Sales	None
Jeff Brainard	Vice President, Regional Sales Manager	None
Paul F. Leone	Vice President, Associate Counsel	None
Erin E. Nelson	Vice President, Assistant General Counsel	None
JoEllen Legg	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Senior Associate Counsel	None
Rhonda A. Mills	Vice President, Associate Counsel	None
Jennifer T. Welsh	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Assistant Treasurer	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
(c)	Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Sub-Adviser; (d) Principal Underwriter; (e) Transfer Agent; (f) Administrator and Custodian (JPM); (g) Custodian (SSB) (AQR Style Premia Alternative Fund only). The address of each is as follows:

(a)	Registrant
AQR Funds
Two Greenwich Plaza
Greenwich, CT 06830
(b)	Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza
Greenwich, CT 06830
(c)	Sub-Adviser
CNH Partners, LLC
Two Greenwich Plaza, 1st Floor
Greenwich, CT 06830
(d)	Principal Underwriter
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(e)	Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(f)	Administrator and Custodian
J.P. Morgan Chase Bank, National Association
1 Chase Manhattan Plaza
New York, NY 10005

(g)	Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Item 34.	Management Services
Not Applicable.
Item 35.	Undertakings
Not Applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 28th day of January, 2014.

AQR Funds
By	/s/ Marco Hanig
Marco Hanig President
Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date
	/s/ Marco Hanig	Marco Hanig	January 28, 2014
	(Marco Hanig)	President (Principal Executive Officer)
	/s/ John Howard	John Howard	January 28, 2014
	(John Howard)	Chief Financial Officer (Principal Financial Officer)
	*	David Kabiller
	(David Kabiller)	Trustee
	*	Timothy K. Armour
	(Timothy K. Armour)	Trustee
	*	William L. Atwell
	(William L. Atwell)	Trustee
	*	Gregg D. Behrens
	(Gregg D. Behrens)	Trustee
	*	Brian Posner
	(Brian Posner)	Trustee
	*	L. Joe Moravy
	(L. Joe Moravy)	Trustee
*By	/s/ Marco Hanig		January 28, 2014
Marco Hanig Attorney-in-fact for each Trustee

Exhibit Index

Item Number	Item
(a)(2)(xi)	Amended Schedule A to the Declaration of Trust
(d)(1)(xiv)	Ninth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC
(h)(3)(xi)	Sixth Amendment to Shareholder Services Agreement with respect to Class I, N, and Y Shares
(j)	Consent of Independent Registered Public Accounting Firm